  AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2017



                                                     REGISTRATION NOS. 333-73676
                                                                       811-03713
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-6
                                 ------------



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
PRE-EFFECTIVE AMENDMENT NO.                                       [ ]
POST-EFFECTIVE AMENDMENT NO. 23                                   [X]
                               AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 62                                                  [X]


                        (Check appropriate box or boxes)
                                 ------------
                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                       NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)



                              ONE FINANCIAL CENTER
                          BOSTON, MASSACHUSETTS 02111


              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (212) 578-9500


                       New England Life Insurance Company
                           c/o C T Corporation System
                         155 Federal Street, Suite 700
                          Boston, Massachusetts 02110


                    (Name and Address of Agent for Service)

                                    COPY TO:

                           W. Thomas Conner, Esquire
                                 Reed Smith LLP
                          1301 K Street, NW Suite 1100
                              Washington, DC 20005

Approximate Date of Public Offering: On May 1, 2017 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)


[X] on May 1, 2017 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Flexible Premium Variable Life Insurance Policies.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Registration Statement incorporates by reference the Prospectuses and Supplements dated May 1, 2016, May 1, 2015, April 28, 2014, April 29, 2013, April 30, 2012, May 1, 2011, May 1, 2010, May 1, 2009 and April 28, 2008 for
the Zenith Flexible Life 2002 Policy, each as filed in Post-Effective Amendment No. 22 filed April 28, 2016, Post-Effective Amendment No. 21 filed April 28, 2015, Post-Effective Amendment No. 20 filed April 22, 2014, Post-Effective Amendment No. 19 filed April 23, 2013, Post-Effective Amendment No. 18 filed April 25, 2012, Post-Effective Amendment No. 17 filed April 25, 2011, Post-Effective Amendment No. 16 filed April 23, 2010, Post-Effective Amendment No. 15 filed April 23, 2009 and Post-Effective Amendment No. 14 filed April 22, 2008, respectively, to the Registration Statement on Form N-6 (File No. 333-73676).

                                NEW ENGLAND LIFE
                               INSURANCE COMPANY
                           ZENITH FLEXIBLE LIFE 2002


                        Supplement Dated May 1, 2017 to

                        Prospectus Dated April 28, 2008


     This supplement updates, and to the extent inconsistent therewith, replaces certain information contained in the prospectus for the above-referenced flexible premium variable life insurance Policies, as periodically and annually supplemented. You should read and retain this supplement. We will send you an additional copy of the last full prospectus for your Policy as supplemented, without charge, on request. The Policies are no longer available for sale.



     New England Life Insurance Company ("NELICO") is currently a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company. NELICO's Home Office is One Financial Center, Boston, Massachusetts 02111. In January 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016, MetLife, Inc. formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. ("Brighthouse Financial"), which filed a registration statement on Form 10 ("the Form 10") with the U.S. Securities and Exchange Commission ("SEC") in October 2016, as amended in December 2016, reflecting MetLife, Inc.'s current initiative to conduct the separation in the form of a spin-off.


     To effect the separation, first, MetLife, Inc. expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including NELICO, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse's common stock to MetLife, Inc.'s shareholders (the "Distribution"), and Brighthouse would become a separate, publicly-traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife, Inc. board of directors, receipt of a favorable IRS ruling and an opinion from MetLife, Inc.'s tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


     Following the Distribution, if it occurs, NELICO will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife, Inc. currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/ edgar/searchedgar/companysearch.html.


     No assurances can be given regarding the final form that the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable life insurance Policy. NELICO will remain fully responsible for its contractual obligations to Policy Owners, and you should carefully consider the potential impact of any separation transaction that may occur on NELICO's financial strength and claims-paying ability.


     .NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE POLICIES OR DETERMINED IF THIS SUPPLEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.



     THE ELIGIBLE FUND PROSPECTUSES MAY BE OBTAINED BY CALLING 1-800-388-4000.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE POLICIES AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


     THE FINANCIAL INDUSTRY REGULATORY AUTHORITY ("FINRA") PROVIDES BACKGROUND INFORMATION ABOUT BROKER-DEALERS AND THEIR REGISTERED REPRESENTATIVES THROUGH FINRA BROKERCHECK. YOU MAY CONTACT THE FINRA BROKERCHECK HOTLINE AT 1-800-289-9999, OR LOG ON TO WWW.FINRA.ORG. AN INVESTOR BROCHURE THAT INCLUDES INFORMATION DESCRIBING FINRA BROKERCHECK IS AVAILABLE THROUGH THE HOTLINE OR ON-LINE.


                                   FEE TABLES


ANNUAL ELIGIBLE FUND OPERATING EXPENSES



     The table below titled "Minimum and Maximum Total Annual Eligible Fund Operating Expenses" describes the Eligible Fund fees and expenses that a Policy Owner may pay periodically during the time that he or she owns the Policy. This table shows the minimum and maximum total operating expenses charged by the Eligible Funds for the fiscal year ended December 31, 2016, before any fee waivers and expense reimbursements. Expenses of the Eligible Funds may be higher or lower in the future.


     More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund and in the table below titled "Eligible Fund Fees and Expenses". This table describes the annual operating expenses for each Eligible Fund for the year ended December 31, 2016 before and after any applicable fee waivers and expense reimbursements. Certain Eligible Funds may impose a redemption fee in the future.



     The amount of a charge may not necessarily correspond to the costs of the services or benefits that are implied by the name of the charge or that are associated with the particular Policy. For example, the sales charge and Deferred Sales Charge may not fully cover all of our sales and distribution expenses, and we may use proceeds from other charges, including the mortality and expense risk charge and the cost of insurance charge, to help cover those expenses. We can profit from certain Policy charges, including the cost of insurance charge.



     MORTALITY AND EXPENSE RISK CHARGE. We deduct a charge for the mortality and expense risks that we assume. We are currently waiving 0.08% of the Mortality and Expense Risk Charge for the Sub-Account investing in the Brighthouse/ Wellington Large Cap Research Portfolio, an amount equal to the Eligible Fund expenses that are in excess of 0.88% for the Sub-Account investing in the MFS(R) Research International Portfolio and 0.62% for the Sub-Account investing in the Oppenheimer Global Equity Portfolio.



     CHARGES DEDUCTED FROM THE ELIGIBLE FUNDS. The following charges are deducted from the Eligible Fund assets:



     --Daily charges against the Eligible Funds for investment advisory services and fund operating expenses.



MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
   Total Annual Eligible Fund Operating Expenses
   (expenses that are deducted from Eligible Fund assets, including management fees, distribution
    and/or service (12b-1) fees, and other expenses)......................................    0.27%       1.00%


ELIGIBLE FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

     The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                           FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Bond Fund..........................    0.36%     0.25%          0.02%
American Funds Global Small
 Capitalization Fund..............................    0.70%     0.25%          0.04%
American Funds Growth Fund........................    0.33%     0.25%          0.02%
American Funds Growth-Income Fund.................    0.27%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
Brighthouse Asset Allocation 100 Portfolio........    0.07%     --             0.01%
Brighthouse/Wellington Large Cap
 Research Portfolio...............................    0.56%     --             0.03%
Clarion Global Real Estate Portfolio..............    0.61%     --             0.04%
ClearBridge Aggressive Growth Portfolio...........    0.56%     --             0.01%
Harris Oakmark International Portfolio............    0.77%     --             0.04%
Invesco Mid Cap Value Portfolio...................    0.65%     --             0.03%
Invesco Small Cap Growth Portfolio................    0.85%     --             0.03%
MFS(R) Research International Portfolio...........    0.70%     --             0.04%
Morgan Stanley Mid Cap Growth Portfolio...........    0.65%     --             0.05%
Oppenheimer Global Equity Portfolio...............    0.66%     --             0.05%
PIMCO Inflation Protected Bond Portfolio..........    0.47%     --             0.28%
PIMCO Total Return Portfolio......................    0.48%     --             0.05%
SSGA Growth and Income ETF Portfolio..............    0.31%     --             0.01%
SSGA Growth ETF Portfolio.........................    0.32%     --             0.02%
T. Rowe Price Mid Cap Growth Portfolio............    0.75%     --             0.03%
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
Baillie Gifford International Stock Portfolio.....    0.80%     --             0.05%
BlackRock Bond Income Portfolio...................    0.33%     --             0.04%
BlackRock Capital Appreciation Portfolio..........    0.70%     --             0.02%
BlackRock Large Cap Value Portfolio...............    0.63%     --             0.03%
BlackRock Ultra-Short Term Bond Portfolio.........    0.35%     --             0.03%
Brighthouse Asset Allocation 20 Portfolio.........    0.09%     --             0.03%
Brighthouse Asset Allocation 40 Portfolio.........    0.06%     --               --
Brighthouse Asset Allocation 60 Portfolio.........    0.05%     --               --
Brighthouse Asset Allocation 80 Portfolio.........    0.05%     --             0.01%
Brighthouse/Artisan Mid Cap Value
 Portfolio........................................    0.82%     --             0.03%
Brighthouse/Wellington Balanced Portfolio.........    0.46%     --             0.09%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio..........................    0.70%     --             0.02%
Frontier Mid Cap Growth Portfolio.................    0.72%     --             0.03%
Jennison Growth Portfolio.........................    0.60%     --             0.02%
Loomis Sayles Small Cap Core Portfolio............    0.90%     --             0.06%
Loomis Sayles Small Cap Growth Portfolio..........    0.90%     --             0.06%



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                        EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Bond Fund..........................   --          0.63%       --              0.63%
American Funds Global Small
 Capitalization Fund..............................   --          0.99%       --              0.99%
American Funds Growth Fund........................   --          0.60%       --              0.60%
American Funds Growth-Income Fund.................   --          0.54%       --              0.54%
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
Brighthouse Asset Allocation 100 Portfolio........ 0.68%         0.76%       --              0.76%
Brighthouse/Wellington Large Cap
 Research Portfolio...............................   --          0.59%     0.04%             0.55%
Clarion Global Real Estate Portfolio..............   --          0.65%       --              0.65%
ClearBridge Aggressive Growth Portfolio...........   --          0.57%     0.02%             0.55%
Harris Oakmark International Portfolio............   --          0.81%     0.02%             0.79%
Invesco Mid Cap Value Portfolio................... 0.05%         0.73%     0.02%             0.71%
Invesco Small Cap Growth Portfolio................   --          0.88%     0.02%             0.86%
MFS(R) Research International Portfolio...........   --          0.74%     0.06%             0.68%
Morgan Stanley Mid Cap Growth Portfolio...........   --          0.70%     0.01%             0.69%
Oppenheimer Global Equity Portfolio...............   --          0.71%     0.10%             0.61%
PIMCO Inflation Protected Bond Portfolio..........   --          0.75%     0.01%             0.74%
PIMCO Total Return Portfolio......................   --          0.53%     0.03%             0.50%
SSGA Growth and Income ETF Portfolio.............. 0.22%         0.54%       --              0.54%
SSGA Growth ETF Portfolio......................... 0.24%         0.58%       --              0.58%
T. Rowe Price Mid Cap Growth Portfolio............   --          0.78%       --              0.78%
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
Baillie Gifford International Stock Portfolio.....   --          0.85%     0.12%             0.73%
BlackRock Bond Income Portfolio...................   --          0.37%       --              0.37%
BlackRock Capital Appreciation Portfolio..........   --          0.72%     0.09%             0.63%
BlackRock Large Cap Value Portfolio...............   --          0.66%     0.03%             0.63%
BlackRock Ultra-Short Term Bond Portfolio.........   --          0.38%     0.02%             0.36%
Brighthouse Asset Allocation 20 Portfolio......... 0.53%         0.65%     0.02%             0.63%
Brighthouse Asset Allocation 40 Portfolio......... 0.57%         0.63%       --              0.63%
Brighthouse Asset Allocation 60 Portfolio......... 0.60%         0.65%       --              0.65%
Brighthouse Asset Allocation 80 Portfolio......... 0.64%         0.70%       --              0.70%
Brighthouse/Artisan Mid Cap Value
 Portfolio........................................   --          0.85%       --              0.85%
Brighthouse/Wellington Balanced Portfolio.........   --          0.55%       --              0.55%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio..........................   --          0.72%     0.11%             0.61%
Frontier Mid Cap Growth Portfolio.................   --          0.75%     0.02%             0.73%
Jennison Growth Portfolio.........................   --          0.62%     0.08%             0.54%
Loomis Sayles Small Cap Core Portfolio............ 0.04%         1.00%     0.08%             0.92%
Loomis Sayles Small Cap Growth Portfolio..........   --          0.96%     0.09%             0.87%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                         FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
MetLife Aggregate Bond Index Portfolio..........    0.25%          --          0.03%
MetLife Mid Cap Stock Index Portfolio...........    0.25%          --          0.05%
MetLife MSCI EAFE(R) Index Portfolio............    0.30%          --          0.08%
MetLife Russell 2000(R) Index Portfolio.........    0.25%          --          0.06%
MetLife Stock Index Portfolio...................    0.25%          --          0.02%
MFS(R) Total Return Portfolio...................    0.56%          --          0.05%
MFS(R) Value Portfolio..........................    0.70%          --          0.02%
Neuberger Berman Genesis Portfolio..............    0.81%          --          0.04%
T. Rowe Price Large Cap Growth Portfolio........    0.60%          --          0.02%
T. Rowe Price Small Cap Growth Portfolio........    0.47%          --          0.03%
Western Asset Management Strategic
 Bond Opportunities Portfolio...................    0.57%          --          0.03%
Western Asset Management
 U.S. Government Portfolio......................    0.47%          --          0.03%
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio.........................    0.45%          --          0.09%



                                                   ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                  FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                     AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                      EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ ----------- ----------- --------------- -----------
MetLife Aggregate Bond Index Portfolio..........   --          0.28%     0.01%           0.27%
MetLife Mid Cap Stock Index Portfolio........... 0.01%         0.31%       --            0.31%
MetLife MSCI EAFE(R) Index Portfolio............ 0.01%         0.39%       --            0.39%
MetLife Russell 2000(R) Index Portfolio......... 0.01%         0.32%       --            0.32%
MetLife Stock Index Portfolio...................   --          0.27%     0.01%           0.26%
MFS(R) Total Return Portfolio...................   --          0.61%       --            0.61%
MFS(R) Value Portfolio..........................   --          0.72%     0.14%           0.58%
Neuberger Berman Genesis Portfolio..............   --          0.85%     0.01%           0.84%
T. Rowe Price Large Cap Growth Portfolio........   --          0.62%     0.02%           0.60%
T. Rowe Price Small Cap Growth Portfolio........   --          0.50%       --            0.50%
Western Asset Management Strategic
 Bond Opportunities Portfolio................... 0.01%         0.61%     0.05%           0.56%
Western Asset Management
 U.S. Government Portfolio......................   --          0.50%     0.01%           0.49%
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio......................... 0.05%         0.59%       --            0.59%



     The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.


     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


     Fidelity(R) Variable Insurance Products and the American Funds Insurance Series(R) are not affiliated with NELICO.


            THE COMPANY, THE VARIABLE ACCOUNT AND THE ELIGIBLE FUNDS


THE ELIGIBLE FUNDS



     Each Sub-Account of the Variable Account invests in a corresponding Eligible Fund. Each Eligible Fund is part of an open-end management investment company, more commonly known as a mutual fund, that serves as an investment vehicle for variable life insurance and variable annuity separate accounts of various insurance companies. The mutual funds that offer the Eligible Funds are the American Funds Insurance Series, Brighthouse Funds Trust I, Brighthouse Funds Trust II and the Variable Insurance Products Fund. Each of these mutual funds has an investment adviser responsible for overall management of the fund. Some investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for the Eligible Funds.



     The adviser, sub-adviser and investment objective of each Eligible Fund are as follows:

ELIGIBLE FUND                               INVESTMENT OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
-----------------------------------------   -----------------------------------------   -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund                    Seeks as high a level of current income     Capital Research and Management
                                            as is consistent with the preservation      Company
                                            of capital.
American Funds Global Small                 Seeks long-term growth of capital.          Capital Research and Management
 Capitalization Fund                                                                    Company
American Funds Growth Fund                  Seeks growth of capital.                    Capital Research and Management
                                                                                        Company
American Funds Growth-Income Fund           Seeks long-term growth of capital and       Capital Research and Management
                                            income.                                     Company
BRIGHTHOUSE FUNDS TRUST I --
 CLASS A
Brighthouse Asset Allocation 100            Seeks growth of capital.                    Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Wellington Large Cap            Seeks long-term capital appreciation.       Brighthouse Investment Advisers, LLC
 Research Portfolio                                                                     Subadviser: Wellington Management
                                                                                        Company LLP
Clarion Global Real Estate Portfolio        Seeks total return through investment       Brighthouse Investment Advisers, LLC
                                            in real estate securities, emphasizing      Subadviser: CBRE Clarion Securities
                                            both capital appreciation and current       LLC
                                            income.
ClearBridge Aggressive Growth               Seeks capital appreciation.                 Brighthouse Investment Advisers, LLC
 Portfolio                                                                              Subadviser: ClearBridge Investments,
                                                                                        LLC
Harris Oakmark International Portfolio      Seeks long-term capital appreciation.       Brighthouse Investment Advisers, LLC
                                                                                        Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio             Seeks high total return by investing in     Brighthouse Investment Advisers, LLC
                                            equity securities of mid-sized              Subadviser: Invesco Advisers, Inc.
                                            companies.
Invesco Small Cap Growth Portfolio          Seeks long-term growth of capital.          Brighthouse Investment Advisers, LLC
                                                                                        Subadviser: Invesco Advisers, Inc.
MFS(R) Research International Portfolio     Seeks capital appreciation.                 Brighthouse Investment Advisers, LLC
                                                                                        Subadviser: Massachusetts Financial
                                                                                        Services Company
Morgan Stanley Mid Cap Growth               Seeks capital appreciation.                 Brighthouse Investment Advisers, LLC
 Portfolio                                                                              Subadviser: Morgan Stanley
                                                                                        Investment Management Inc.
Oppenheimer Global Equity Portfolio         Seeks capital appreciation.                 Brighthouse Investment Advisers, LLC
                                                                                        Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond              Seeks maximum real return, consistent       Brighthouse Investment Advisers, LLC
 Portfolio                                  with preservation of capital and            Subadviser: Pacific Investment
                                            prudent investment management.              Management Company LLC
PIMCO Total Return Portfolio                Seeks maximum total return,                 Brighthouse Investment Advisers, LLC
                                            consistent with the preservation of         Subadviser: Pacific Investment
                                            capital and prudent investment              Management Company LLC
                                            management.

ELIGIBLE FUND                              INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
----------------------------------------   ------------------------------------------   --------------------------------------
SSGA Growth and Income ETF Portfolio       Seeks growth of capital and income.          Brighthouse Investment Advisers, LLC
                                                                                        Subadviser: SSGA Funds Management,
                                                                                        Inc.
SSGA Growth ETF Portfolio                  Seeks growth of capital.                     Brighthouse Investment Advisers, LLC
                                                                                        Subadviser: SSGA Funds Management,
                                                                                        Inc.
T. Rowe Price Mid Cap Growth Portfolio     Seeks long-term growth of capital.           Brighthouse Investment Advisers, LLC
                                                                                        Subadviser: T. Rowe Price Associates,
                                                                                        Inc.
BRIGHTHOUSE FUNDS TRUST II --
 CLASS A
Baillie Gifford International Stock        Seeks long-term growth of capital.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                              Subadviser: Baillie Gifford Overseas
                                                                                        Limited
BlackRock Bond Income Portfolio            Seeks a competitive total return             Brighthouse Investment Advisers, LLC
                                           primarily from investing in                  Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                              Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio        Seeks long-term growth of capital.           Brighthouse Investment Advisers, LLC
                                                                                        Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income         Brighthouse Investment Advisers, LLC
 Portfolio                                 consistent with preservation of capital.     Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20            Seeks a high level of current income,        Brighthouse Investment Advisers, LLC
 Portfolio                                 with growth of capital as a secondary
                                           objective.
Brighthouse Asset Allocation 40            Seeks high total return in the form of       Brighthouse Investment Advisers, LLC
 Portfolio                                 income and growth of capital, with a
                                           greater emphasis on income.
Brighthouse Asset Allocation 60            Seeks a balance between a high level         Brighthouse Investment Advisers, LLC
 Portfolio                                 of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
Brighthouse Asset Allocation 80            Seeks growth of capital.                     Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value          Seeks long-term capital growth.              Brighthouse Investment Advisers, LLC
 Portfolio                                                                              Subadviser: Artisan Partners Limited
                                                                                        Partnership
Brighthouse/Wellington Balanced            Seeks long-term capital appreciation         Brighthouse Investment Advisers, LLC
 Portfolio                                 with some current income.                    Subadviser: Wellington Management
                                                                                        Company LLP
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                   income over time and, secondarily,           Subadviser: Wellington Management
                                           long-term capital appreciation and           Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio          Seeks maximum capital appreciation.          Brighthouse Investment Advisers, LLC
                                                                                        Subadviser: Frontier Capital
                                                                                        Management Company, LLC

ELIGIBLE FUND                               INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
-----------------------------------------   ------------------------------------------   --------------------------------------
Jennison Growth Portfolio                   Seeks long-term growth of capital.           Brighthouse Investment Advisers, LLC
                                                                                         Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio      Seeks long-term capital growth from          Brighthouse Investment Advisers, LLC
                                            investments in common stocks or              Subadviser: Loomis, Sayles &
                                            other equity securities.                     Company, L.P.
Loomis Sayles Small Cap Growth              Seeks long-term capital growth.              Brighthouse Investment Advisers, LLC
 Portfolio                                                                               Subadviser: Loomis, Sayles &
                                                                                         Company, L.P.
MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the        Brighthouse Investment Advisers, LLC
                                            Bloomberg Barclays U.S. Aggregate            Subadviser: MetLife Investment
                                            Bond Index.                                  Advisors, LLC
MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the        Brighthouse Investment Advisers, LLC
                                            Standard & Poor's MidCap 400(R)              Subadviser: MetLife Investment
                                            Composite Stock Price Index.                 Advisors, LLC
MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the        Brighthouse Investment Advisers, LLC
                                            MSCI EAFE(R) Index.                          Subadviser: MetLife Investment
                                                                                         Advisors, LLC
MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the        Brighthouse Investment Advisers, LLC
                                            Russell 2000(R) Index.                       Subadviser: MetLife Investment
                                                                                         Advisors, LLC
MetLife Stock Index Portfolio               Seeks to track the performance of the        Brighthouse Investment Advisers, LLC
                                            Standard & Poor's 500(R) Composite           Subadviser: MetLife Investment
                                            Stock Price Index.                           Advisors, LLC
MFS(R) Total Return Portfolio               Seeks a favorable total return through       Brighthouse Investment Advisers, LLC
                                            investment in a diversified portfolio.       Subadviser: Massachusetts Financial
                                                                                         Services Company
MFS(R) Value Portfolio                      Seeks capital appreciation.                  Brighthouse Investment Advisers, LLC
                                                                                         Subadviser: Massachusetts Financial
                                                                                         Services Company
Neuberger Berman Genesis Portfolio          Seeks high total return, consisting          Brighthouse Investment Advisers, LLC
                                            principally of capital appreciation.         Subadviser: Neuberger Berman
                                                                                         Investment Advisers LLC
T. Rowe Price Large Cap Growth              Seeks long-term growth of capital.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                               Subadviser: T. Rowe Price Associates,
                                                                                         Inc.
T. Rowe Price Small Cap Growth              Seeks long-term capital growth.              Brighthouse Investment Advisers, LLC
 Portfolio                                                                               Subadviser: T. Rowe Price Associates,
                                                                                         Inc.
Western Asset Management Strategic          Seeks to maximize total return               Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio               consistent with preservation of capital.     Subadviser: Western Asset
                                                                                         Management Company
Western Asset Management                    Seeks to maximize total return               Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio                  consistent with preservation of capital      Subadviser: Western Asset
                                            and maintenance of liquidity.                Management Company

ELIGIBLE FUND                      INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
--------------------------------   ------------------------------------------   -------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio            Seeks reasonable income. The fund            Fidelity Management & Research
                                   will also consider the potential for         Company
                                   capital appreciation. The fund's goal is     Subadviser: FMR Co., Inc.
                                   to achieve a yield which exceeds the
                                   composite yield on the securities
                                   comprising the S&P 500(R) Index.


CHANGES AFFECTING THE ELIGIBLE FUNDS


     Certain Eligible Funds and Trusts were subject to a name change. The chart below identifies the former name and new name of each of these Eligible Funds and Trusts.


     ELIGIBLE FUND AND TRUST NAME CHANGES. The following former Eligible Funds and Trusts were renamed.




FORMER NAME                                                NEW NAME
--------------------------------------------------------   ----------------------------------------------------
   MET INVESTORS SERIES TRUST                              BRIGHTHOUSE FUNDS TRUST I
    Met/Wellington Large Cap Research Portfolio            Brighthouse/Wellington Large Cap Research Portfolio
    MetLife Asset Allocation 100 Portfolio                 Brighthouse Asset Allocation 100 Portfolio
   METROPOLITAN SERIES FUND                                BRIGHTHOUSE FUNDS TRUST II
    Barclays Aggregate Bond Index Portfolio                MetLife Aggregate Bond Index Portfolio
    Met/Artisan Mid Cap Value Portfolio                    Brighthouse/Artisan Mid Cap Value Portfolio
    Met/Wellington Balanced Portfolio                      Brighthouse/Wellington Balanced Portfolio
    Met/Wellington Core Equity Opportunities Portfolio     Brighthouse/Wellington Core Equity Opportunities
                                                           Portfolio
    MetLife Asset Allocation 20 Portfolio                  Brighthouse Asset Allocation 20 Portfolio
    MetLife Asset Allocation 40 Portfolio                  Brighthouse Asset Allocation 40 Portfolio
    MetLife Asset Allocation 60 Portfolio                  Brighthouse Asset Allocation 60 Portfolio
    MetLife Asset Allocation 80 Portfolio                  Brighthouse Asset Allocation 80 Portfolio
    MSCI EAFE(R) Index Portfolio                           MetLife MSCI EAFE(R) Index Portfolio
    Russell 2000(R) Index Portfolio                        MetLife Russell 2000(R) Index Portfolio



FOR MORE INFORMATION REGARDING THE ELIGIBLE FUNDS AND THEIR INVESTMENT ADVISERS AND SUB-ADVISERS, SEE THE ELIGIBLE FUND PROSPECTUSES AND THEIR STATEMENTS OF ADDITIONAL INFORMATION, WHICH YOU CAN OBTAIN BY CALLING 1-800-388-4000.



     The Eligible Funds' investment objectives may not be met. The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or sub-adviser. The investment results of the Eligible Funds may be higher or lower than the results of these funds. There is no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund.


SHARE CLASSES OF THE ELIGIBLE FUNDS



     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Policy. When you consult the prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Policy. For the American Funds Insurance Series, we offer Class 2 shares only; for Brighthouse Funds Trust I and Brighthouse Funds Trust II, we offer Class A shares only; and for Fidelity Variable Insurance Products, we offer Initial Class shares only.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS



     An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC, which was known as MetLife Advisers, LLC prior to March 6, 2017) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Policy Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Policies and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.


     Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.


     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "Fee Table--Eligible Funds Fees and Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the adviser to the subadvisers.)



     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "Fee Table--Eligible Fund Fees and Expenses" and "Distribution of the Policies.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.


                   RECEIPT OF COMMUNICATIONS AND PAYMENTS AT
                           NELICO'S DESIGNATED OFFICE


     We will treat your request for a Policy transaction, or your submission of a payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Designated Office before the close of regular trading on the New York Stock Exchange on that day (usually 4:00 p.m. Eastern Time). If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request by the close of regular trading on the New York Stock Exchange--even if due to our delay (such as a delay in answering your telephone call).


     The Designated Office for various Policy transactions is as follows:


      Premium Payments............................   New England Life Insurance Company
                                                     P.O. Box 371499
                                                     Pittsburgh, PA 15250-7499
      Payment Inquiries and Correspondence........   New England Life Insurance Company
                                                     P.O. Box 323
                                                     Warwick, RI 02887-0323

      Beneficiary and Ownership Changes...............................   New England Life Insurance Company
                                                                         P.O. Box 392
                                                                         Warwick, RI 02887-0392
      Surrenders, Loans, Withdrawals and Sub-Account Transfers........   New England Life Insurance Company
                                                                         P.O. Box 543
                                                                         Warwick, RI 02887-0543
      Death Claims....................................................   New England Life Insurance Company
                                                                         P.O. Box 353
                                                                         Warwick, RI 02887-0353
      Sub-Account Transfers by Telephone..............................   (800) 200-2214
      All Other Telephone Transactions and Inquiries..................   (800) 388-4000



     You may request an account transfer or reallocation of future premiums by written request (which may be telecopied) to our Designated Office, by telephoning us, or over the Internet (subject to our restrictions on frequent transfers). To request a transfer or reallocation by telephone, you should contact your registered representative or contact us at (800) 200-2214. To request a transfer or reallocation over the Internet, you may log on to our website at www.brighthousefinancial.com. We use reasonable procedures to confirm that instructions communicated by telephone, facsimile or Internet are genuine. Any telephone, facsimile or Internet instructions that we reasonably believe to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Policy, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.



     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Designated Office.


     If you send your premiums or transaction requests to an address other than the one we have designated for receipt of such premiums or requests, we may return the premium to you, or there may be a delay in applying the premium or transaction to your Policy.


                                   TRANSFERS


TRANSFER OPTION


     After the Right to Return the Policy period, you may transfer your Policy's cash value between Sub-Accounts. We reserve the right to limit Sub-Account transfers to four per Policy year (twelve per Policy year for Policies issued in New York). Currently we do not limit the number of Sub-Account transfers per Policy year. We reserve the right to make a charge for tansfers in excess of twelve in a Policy year. We treat all Sub-Account transfer requests made at the same time as a single request. The transfer is effective as of the date when we receive the tranfer request, if the request is received before the close of regular trading on the New York Stock Exchange. Transfer requests received after that time, or on a day that the New York Stock Exchange is not open, will be effective on the next day that the New York Stock Exchange is open. (See "Receipt of Communications and Payments at NELICO's Designated Office".) For special rules regarding transfers involving the Fixed Account, see "The Fixed Account".


     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer cash value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g., beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds that are listed below (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all other American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios.

     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio

     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio

     Oppenheimer Global Equity Portfolio

     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio



     We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Eligible Funds, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more "round-trips" involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE ELIGIBLE FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.



     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.



     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Policy to be submitted either (i) in writing with an original signature or
(ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, and, if applicable, any rebalancing program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Policy Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent transfer policies established by the Eligible Fund.


     In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.


     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy Owner). You should read the Eligible Fund prospectuses for more details.


     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular underlying Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

                               TAX CONSIDERATIONS


INTRODUCTION


     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. The summary does not address state, local or foreign tax issues related to the Policy. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations.


TAX STATUS OF THE POLICY


     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code ("Code"). Guidance as to how these requirements are to be applied is limited. Nevertheless, we anticipate that the Policies will satisfy the applicable requirements. There is additional uncertainty however, with respect to Policies issued on a substandard risk or automatic issue basis and Policies with term riders added, and it is not clear whether such Policies will in all cases satisfy the applicable requirements. We may take appropriate steps to bring the Policy into compliance with applicable requirements, and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable on the death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Code, as in effect on the date the Policy was issued.


     In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the owner of the Variable Account assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Variable Account assets.


     In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Eligible Funds, will satisfy these diversification requirements. If Eligible Fund shares are sold directly to either non-qualified plans or to tax-qualified retirement plans that later lose their tax-qualified status, there may be adverse consequences under the diversification rules.


     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS


     IN GENERAL--DEATH BENEFITS. The death benefit under a Policy should generally be excludible from the gross income of the beneficiary for Federal income tax purposes.


     In the case of employer-owned life insurance as defined in section 101(j) of the Code, the amount excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director or recently employed. There are also exceptions for Policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the Policy. These rules apply to Policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of death benefits, it is advisable to consult tax counsel.


     The death benefit will also be taxable in the case of a transfer-for-value unless certain exceptions apply.


     Federal, state and local transfer, and other tax consequences of ownership or receipt of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted on these circumstances.


     Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy cash value until there is a distribution or a deemed distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a Modified Endowment Contract ("MEC").


     MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance contracts are classified as MECs with less favorable income tax treatment than other life insurance contracts. Due to the Policy's flexibility with respect to premium payments and benefits, each Policy's circumstances will determine whether the Policy is a MEC. In general a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test". A Policy will fail the 7-pay test if at any time in the first seven Policy years, or seven years after a material change, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

     If there is a reduction in the benefits under the Policy during a 7-pay testing period, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. -If there is a "material change" in the Policy's benefits or other terms, even after the first seven Policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit or the receipt of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the most recent 7-pay testing period. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.


     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as MECs are subject to the following tax rules:

       (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a MEC will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner's investment in the Policy only after all gain has been distributed.

       (2) Loans taken from or secured by a Policy classified as a MEC are treated as distributions and taxed accordingly.

       (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's beneficiary. The foregoing exceptions generally do not apply to a Policy Owner which is a non-natural person, such as a corporation.


     If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.


     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS.
Distributions other than death benefits from a Policy that is not classified as a MEC are generally treated first as a non-taxable recovery of the Policy Owner's investment in the Policy and only after the recovery of all investment in the Policy as gain taxable as ordinary income. However, distributions during the first 15 Policy years accompanied by a reduction in

Policy benefits, including distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes, are subject to different tax rules and may be treated in whole or in part as taxable income.


     Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, the tax consequences are less clear and a tax adviser should be consulted when the interest rate charged for a Policy loan equals the interest rate credited on the amount we hold as collateral for the loan.


     Finally, neither distributions from nor loans from or secured by a Policy that is not a MEC are subject to the 10 percent additional income tax.


     INVESTMENT IN THE POLICY. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.


     POLICY LOANS. In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. A loan may also be taxed when a Policy is exchanged. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.


     MULTIPLE POLICIES. All MECs that are issued by NELICO (or its affiliates) to the same Policy Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Policy Owner's income when a taxable distribution occurs.


     LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN
CORPORATIONS. Policy Owners that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, Policy Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Policy Owner's country of citizenship or residence.


     WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Recipients may be required to pay penalties under the estimated tax rules if withholding and estimated tax payments are insufficient.


     ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES. The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy Owner's estate for purposes of the Federal estate tax if the Policy Owner was the insured, if the insured possessed incidents of ownership in the Policy at the time of death, or if the insured made a gift transfer of the Policy within three years of death. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death.


     Moreover, under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.


     Qualified tax advisers should be consulted concerning the estate, gift and other tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping and other taxes. In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as adjusted for inflation) and a top tax rate of 40 percent.

     The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


     OTHER TAX CONSIDERATIONS. The tax consequences of continuing the Policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the insured's 100th year.


     Payments received under the Acceleration of Death Benefit Rider should be excludable from the gross income of the Policy Owner except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.


     If a trustee under a pension or profit-sharing plan, or similar deferred compensation arrangement, owns a Policy, the Federal, state and estate tax consequences could differ. The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. Providing excessive life insurance coverage in a retirement plan will have adverse tax consequences. The inclusion of riders, such as waiver of premium riders, may also have adverse tax consequences. Therefore, it is important to discuss with your tax adviser the suitability of the Policy, including the suitability of coverage amounts and Policy riders, before any purchase by a retirement plan. Any proposed distribution or sale of a Policy by a retirement plan will also need to be discussed with a tax adviser. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value is not income taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.


     Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from the Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.


     Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of section 101(j) of the Code may limit the amount of the death benefit excludable from gross income unless a specified exception applies and the notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.


     Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction under Code section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of the Policy, the Policy could be treated as held by the business for purposes of the section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of the Policy, or before a business (other than a sole proprietorship) is made a beneficiary of the Policy.


     GUIDANCE ON SPLIT DOLLAR PLANS. The IRS has issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your Policy is part of an equity split-dollar arrangement taxed under the economic benefit regime, there is a risk that some portion of the Policy cash value may be taxed prior to any Policy distribution. If your split-dollar plan provides deferred compensation, specific tax rules governing deferred compensation arrangements may apply. Failure to adhere to these rules will result in adverse tax consequences.

     In addition, the Sarbanes-Oxley Act of 2002, which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to split-dollar life insurance arrangements for directors and executive officers of such companies, since such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.



     Although the prohibition on loans generally took effect as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed on or after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.



     CORPORATE ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if the Policy Owner is subject to that tax.


     LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States Federal income tax.


     POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.


NELICO'S INCOME TAXES


     TAX CREDITS AND DEDUCTIONS. NELICO may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Policy Owners since NELICO is the owner of the assets from which the tax benefits are derived.


     OTHER TAX CONSIDERATIONS. Under current Federal income tax law, NELICO is not taxed on the Variable Account's operations. Thus, currently we do not deduct a charge from the Variable Account for Federal income taxes. We reserve the right to charge the Variable Account for any future Federal income taxes we may incur.


     Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


                          DISTRIBUTION OF THE POLICIES



     On March 6, 2017, our affiliate, Brighthouse Securities, LLC, replaced MetLife Investors Distribution Company as the principal underwriter and distributor of the Policies.



                     RESTRICTIONS ON FINANCIAL TRANSACTIONS


     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

                              FINANCIAL STATEMENTS



     Financial statements for the Variable Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to Brighthouse Securities, LLC, 11225 Community House Road, Charlotte, NC 28277 or by telephoning 1-800-200-2214. NELICO's financial statements should be considered only as bearing on our ability to meet our obligations under the Policies.


     On or about December 1, 2016, Metropolitan Life Insurance Company ("MetLife") terminated a -net worth maintenance agreement with NELICO. - The net worth maintenance agreement was originally entered into between MetLife and NELICO on August 31, 1996. Under the agreement, MetLife had agreed, without limitation as to the amount, to cause NELICO to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.

                           ZENITH FLEXIBLE LIFE 2001
                           ZENITH FLEXIBLE LIFE 2002
                          FLEXIBLE PREMIUM ADJUSTABLE
                        VARIABLE LIFE INSURANCE POLICIES
                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY



                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)

                                  May 1, 2017


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectuses dated April 28, 2008, as supplemented, and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, North Carolina 28277.



                                     SAI-1

                               TABLE OF CONTENTS




                                                                             PAGE
                                                                          -------
GENERAL INFORMATION AND HISTORY........................................     SAI-3
   The Company.........................................................     SAI-3
   The Variable Account................................................     SAI-4
DISTRIBUTION OF THE POLICIES...........................................     SAI-4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES.............     SAI-4
   Dollar Cost Averaging For Zenith Flexible Life 2001 Policies........     SAI-4
   Asset Rebalancing For Zenith Flexible Life 2001 Policies............     SAI-5
   Dollar Cost Averaging For Zenith Flexible Life 2002 Policies........     SAI-5
   Portfolio Rebalancing For Zenith Flexible Life 2002 Policies........     SAI-6
   Payment of Proceeds.................................................     SAI-6
   Payment Options.....................................................     SAI-6
ADDITIONAL INFORMATION ABOUT CHARGES...................................     SAI-7
   Group or Sponsored Arrangements.....................................     SAI-7
POTENTIAL CONFLICTS OF INTEREST........................................     SAI-7
LIMITS TO NELICO'S RIGHT TO CHALLENGE THE POLICY.......................     SAI-8
MISSTATEMENT OF AGE OR SEX.............................................     SAI-8
REPORTS................................................................     SAI-8
PERSONALIZED ILLUSTRATIONS.............................................     SAI-8
PERFORMANCE DATA.......................................................     SAI-9
INVESTMENT ADVICE......................................................     SAI-9
REGISTRATION STATEMENT.................................................    SAI-13
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................    SAI-13
FINANCIAL STATEMENTS...................................................    SAI-13

                                      SAI-2

                        GENERAL INFORMATION AND HISTORY

THE COMPANY


     New England Life Insurance Company (the "Company" or "NELICO") was organized as a stock life insurance company in Delaware in 1980 as New England Variable Life Insurance Company and is authorized to operate in all states and the District of Columbia. On August 30, 1996, the Company changed its name to New England Life Insurance Company and changed its state of domicile to the Commonwealth of Massachusetts. The Company currently is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. (See "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. NELICO is located at One Financial Center, Boston, Massachusetts 02111.

     TERMINATION OF NET WORTH MAINTENANCE AGREEMENT WITH METROPOLITAN LIFE INSURANCE COMPANY. On or about December 1, 2016, Metropolitan Life Insurance Company ("MetLife") terminated a net worth maintenance agreement with NELICO. The net worth maintenance agreement was originally entered into between MetLife and NELICO on August 30, 1996. Under the agreement, MetLife had agreed, without limitation as to the amount, to cause NELICO to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.

     PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016, MetLife, Inc. formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. ("Brighthouse Financial"), which filed a registration statement on Form 10 ("the Form 10") with the U.S. Securities and Exchange Commission ("SEC") in October 2016, as amended in December 2016, reflecting MetLife, Inc.'s current initiative to conduct the separation in the form of a spin-off.

     To effect the separation, first, MetLife, Inc. expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including NELICO, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife, Inc.'s shareholders (the "Distribution"), and Brighthouse Financial would become a separate, publicly-traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife, Inc. board of directors, receipt of a favorable IRS ruling and an opinion from MetLife, Inc.'s tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

     Following the Distribution, if it occurs, NELICO will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife, Inc. currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

     No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable life insurance Policy. NELICO will remain fully responsible for its contractual obligations to Policy Owners, and you should carefully consider the potential impact of any separation transaction that may occur on NELICO's financial strength and claims-paying ability.



                                     SAI-3

THE VARIABLE ACCOUNT

     We established the Variable Account as a separate investment account on January 31, 1983 under Delaware law. It became subject to Massachusetts law when we changed our domicile to Massachusetts on August 30, 1996. The Variable Account is the funding vehicle for the Policies, and other NELICO variable life insurance policies; these other policies impose different costs, and provide different benefits, from the Policies. The Variable Account meets the definition of a "separate account" under Federal securities laws, and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. Registration with the SEC does not involve SEC supervision of the Variable Account's management or investments. However, the Massachusetts Insurance Commissioner regulates NELICO and the Variable Account, which are also subject to the insurance laws and regulations where the Policies are sold.


                          DISTRIBUTION OF THE POLICIES

     The Policies are no longer offered for sale.


     Our affiliate, Brighthouse Securities, LLC ("Distributor"), serves as principal underwriter for the Policies. Distributor's principal executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277. Prior to March 6, 2017, MetLife Investors Distribution Company was the principal underwriter. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority. Distributor may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.

     The prior distributor of the Policies, MetLife Investors Distribution Company, received sales compensation with respect to the Variable Account in the following amounts during the periods indicated:




                                           AGGREGATE AMOUNT OF
                  AGGREGATE AMOUNT OF    COMMISSIONS RETAINED BY
                      COMMISSIONS       DISTRIBUTOR AFTER PAYMENTS
FISCAL YEAR       PAID TO DISTRIBUTOR        TO SELLING FIRMS
---------------- --------------------- ---------------------------
   2016..........$2,999,189            $0
   2015..........$3,390,499            $0
   2014..........$5,653,814            $0


     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Policies. Under the distribution arrangement, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Policies.


           ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES


DOLLAR COST AVERAGING FOR ZENITH FLEXIBLE LIFE 2001 POLICIES

     You may select an automated transfer privilege called dollar cost averaging, under which the same dollar amount is transferred to selected Sub-Accounts (and/or the Fixed Account) periodically. Over time, more purchases of Eligible Fund shares are made when the value of those shares is low, and fewer shares are purchased when the value is high. As a result, a lower than average cost of purchases may be achieved over the long term. This plan of investing allows you to take advantage of investment fluctuations, but does not assure a profit or protect against a loss in declining markets.

     Under this feature, you may request that a certain amount of your cash value be transferred on any selected business day of each period (or if not a day when the New York Stock Exchange is open, the next such day), from any one Sub-Account to one or more of the other Sub-Accounts (and/or the Fixed Account). We limit your allocation of cash value to no more than 10 accounts (including the Fixed Account) at any one time. You must transfer a minimum


                                     SAI-4
of $100 to each account that you select under this feature. If, in the future, we exercise our right to limit the number of transfers, or to impose a $25 charge for transfers in excess of 12 per Policy year, we reserve the right to count transfers made under the dollar cost averaging program against the total number of transfers allowed in a Policy year. You can select the dollar cost averaging program when you apply for the Policy or at a later date by contacting your registered representative. You may not participate in the dollar cost averaging program while you are participating in the asset rebalancing program. You can cancel your use of the dollar cost averaging program at any time before a transfer date. Transfers will continue until you notify us to stop or there no longer is sufficient cash value in the Sub-Account from which you are transferring. There is no extra charge for this feature. We may offer enhancements in the future. We reserve the right to suspend dollar cost averaging at any time.


ASSET REBALANCING FOR ZENITH FLEXIBLE LIFE 2001 POLICIES

     We plan to offer an asset rebalancing program for cash value. Cash value allocated to the Sub-Accounts can be expected to increase or decrease at different rates. An asset rebalancing program automatically reallocates your cash value among the Sub-Accounts periodically to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer cash value from those Sub-Accounts that have increased in value to those that have declined, or not increased as much, in value. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     When available, you can select the asset rebalancing program when you apply for the Policy or at a later date by contacting your registered representative. You specify the percentage allocations by which your cash value will be reallocated among the Sub-Accounts. You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer cash value among the Sub-Accounts as necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Designated Office. If, in the future, we exercise our right to limit the number of transfers, or to impose a $25 charge for transfers in excess of 12 per Policy year, we reserve the right to count transfers made under the asset rebalancing program against the total number of transfers allowed in a Policy year. There is no extra charge for this feature. Ask your registered representative about the availability of this feature.


DOLLAR COST AVERAGING FOR ZENITH FLEXIBLE LIFE 2002 POLICIES

     You may select an automated transfer privilege called dollar cost averaging, under which the same dollar amount is transferred to selected Sub-Accounts (and/or the Fixed Account) periodically. Over time, more purchases of Eligible Fund shares are made when the value of those shares is low, and fewer shares are purchased when the value is high. As a result, a lower average cost of purchases may be achieved over the long term. This plan of investing allows you to take advantage of investment fluctuations, but does not assure a profit or protect against a loss in declining markets.

     Under this feature, you may request that a certain amount of your cash value be transferred on a monthly basis from any one Sub-Account to one or more of the other Sub-Accounts (and/or the Fixed Account). You must transfer a minimum of $100 to each account that you select under this feature. If we exercise our right to limit the number of transfers in the future, or to impose a charge for transfers in excess of 12 per Policy year, transfers made under the dollar cost averaging program will not count against the total number of transfers allowed in a Policy year nor be subject to any charge. You can select a dollar cost averaging program when you apply for the Policy or at a later date by contacting your registered representative. You may not participate in the dollar cost averaging program while you are participating in the portfolio rebalancing program. (See "Portfolio Rebalancing" below). You can cancel your use of the dollar cost averaging program at any time before a transfer date. Transfers will continue until you notify us to stop. Transfers will be suspended in any month in which there is insufficient cash value in the Sub-Account you selected as the source for the transfers, but will resume once there is sufficient cash value. There is no extra charge for this feature. We reserve the right to suspend dollar cost averaging at any time.


                                     SAI-5

PORTFOLIO REBALANCING FOR ZENITH FLEXIBLE LIFE 2002 POLICIES

     You can select a portfolio rebalancing program for your cash value. Cash value allocated to the Sub-Accounts can be expected to increase or decrease at different rates. A portfolio rebalancing program automatically reallocates your cash value among the Sub-Accounts and the Fixed Account periodically to return the allocation to the allocation percentages you specify. Portfolio rebalancing is intended to transfer cash value from those accounts that have increased in value to those that have declined, or not increased as much, in value. Portfolio rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     There are two methods of rebalancing available--periodic and variance.

     PERIODIC REBALANCING. Under this option you elect a frequency (monthly, quarterly, semi-annually or annually), measured from the Policy anniversary. On each date elected, we will rebalance the accounts by generating transfers to reallocate the cash value according to the investment percentages elected. You can exclude specific accounts from being rebalanced.

     VARIANCE REBALANCING. Under this option you elect a specific allocation percentage for the Fixed Account and each Sub-Account of the Variable Account. For each such account, the allocation percentage (if not zero) must be a whole percentage. You also elect a maximum variance percentage (5%, 10%, 15%, or 20% only), and can exclude specific accounts from being rebalanced. On each monthly anniversary we will review the current account balances to determine whether any balance is outside of the variance range (either above or below) as a percentage of the specified allocation percentage for that fund. If any account is outside of the variance range, we will generate transfers to rebalance all of the specified accounts back to the predetermined percentages.

     If we exercise our right to limit the number of transfers in the future, or to impose a charge for transfers in excess of 12 per policy year, transfers resulting from portfolio rebalancing will not count against the total number of transfers allowed in a Policy year, nor be subject to any charge.

     You may elect either form of portfolio rebalancing by specifying it on the Policy application, or may elect it later for an in-force Policy, or may cancel it, by submitting a change form acceptable to us under our administrative rules.

     Only one form of portfolio rebalancing may be elected at any one time, and portfolio rebalancing may not be used in conjunction with dollar cost averaging. (See "Dollar Cost Averaging".) There is no charge for this feature. We reserve the right to suspend portfolio rebalancing at any time.


PAYMENT OF PROCEEDS

     We may delay payment while we consider whether to contest the Policy. We pay interest on the death benefit proceeds from the date they become payable to the date we pay them.

     Normally we promptly make payments of cash value, or of any loan value available, from cash value in the Fixed Account. However, we may delay those payments for up to six months. We pay interest in accordance with state insurance law requirements on delayed payments.


PAYMENT OPTIONS

     We pay the Policy's death benefit and net cash value in one sum unless you or the payee choose a payment option for all or part of the proceeds. You can choose a combination of payment options. You can make, change or revoke the selection of payee or payment option before the death of the insured. You can contact your registered representative or our Designated Office for the procedure to follow. (See "Receipt of Communications and Payments at NELICO's Designated Office" in the prospectus.) The payment options available are fixed benefit options only and are not affected by the investment experience of the Variable Account. Once payments under an option begin, withdrawal rights may be restricted. Even if the death benefit under the Policy is excludible from income, payments under Payment Options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the Payment Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under Payment Options.

     The following payment options are available:

                                     SAI-6

   (i) INCOME FOR A SPECIFIED NUMBER OF YEARS. We pay proceeds in equal monthly installments for up to 30 years, with interest at a rate not less than 3.0% a year, compounded yearly. Additional interest that we pay for any year is added to the monthly payments for that year.

   (ii) LIFE INCOME. We pay proceeds in equal monthly installments (i) during the life of the payee, (ii) for the longer of the life of the payee or 10 years, or (iii) for the longer of the life of the payee or 20 years.

   (iii) LIFE INCOME WITH REFUND. We pay proceeds in equal monthly installments during the life of the payee. At the payee's death, we pay any unpaid proceeds remaining either in one sum or in equal monthly installments until we have paid the total proceeds.

   (iv) INTEREST. We hold proceeds for the life of the payee or another agreed upon period. We pay interest of at least 3.5% a year monthly or add it to the principal annually. At the death of the payee, or at the end of the period agreed to, we pay the balance of principal and any interest in one sum.

   (v) SPECIFIED AMOUNT OF INCOME. We pay proceeds plus accrued interest of at least 3.5% a year in an amount and at a frequency elected until we have paid total proceeds. We pay any amounts unpaid at the death of the payee in one sum.

   (vi) LIFE INCOME FOR TWO LIVES. We pay proceeds in equal monthly installments (i) while either of two payees is living, (ii) for the longer of the life of the surviving payee or 10 years, or
              (iii) while the two payees are living and, after the death of one payee, we pay two-thirds of the monthly amount for the life of the surviving payee.

     You need our consent to use an option if the installment payments would be less than $20.


                      ADDITIONAL INFORMATION ABOUT CHARGES


GROUP OR SPONSORED ARRANGEMENTS

     We may issue the Policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a situation where a trustee, employer or similar entity purchases individual Policies covering a group of individuals. Examples of such arrangements are non-qualified deferred compensation plans. A "sponsored arrangement" includes a situation where an employer or an association permits group solicitation of its employees or members for the purchase of individual Policies.

     We may waive, reduce or vary any Policy charges under Policies sold to a group or sponsored arrangement. We may also raise the interest rate credited to loaned amounts under these Policies. The amount of the variations and our eligibility rules may change from time to time. In general, they reflect cost savings over time that we anticipate for Policies sold to the eligible group or sponsored arrangements and relate to objective factors such as the size of the group, its stability, the purpose of the funding arrangement and characteristics of the group members. These variations of charges do not apply to Policies sold in New York other than Policies sold to non-qualified deferred compensation plans of various types. Consult your registered representative for any variations that may be available and appropriate for your case.

     We may allow you to purchase the Policy, in exchange for certain fixed-benefit life insurance policies issued by New England Mutual, NELICO or NELICO's affiliates, without a deduction for any sales charge from the amount of net cash value that you transfer to the Policy. Eligibility conditions apply. Your registered representative can advise you regarding terms and availability of these programs.


                        POTENTIAL CONFLICTS OF INTEREST

     The Eligible Funds' Boards of Trustees monitor events to identify conflicts that may arise from the sale of Eligible Fund shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and qualified plans. Conflicts could result from changes in state insurance law or Federal income tax law, changes in investment management of an Eligible Fund, or differences in voting instructions given by


                                     SAI-7
variable life and variable annuity contract owners and qualified plans, if applicable. If there is a material conflict, the Board of Trustees will determine what action should be taken, including the removal of the affected Sub-Accounts from the Eligible Fund(s), if necessary. If we believe any Eligible Fund action is insufficient, we will consider taking other action to protect Policy Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that we may be unable to remedy.


                LIMITS TO NELICO'S RIGHT TO CHALLENGE THE POLICY

     Generally, we can challenge the validity of your Policy or a rider during the insured's lifetime for two years (or less, if required by state law) from the date of issue, based on misrepresentations made in the application. We can challenge the portion of the death benefit resulting from an underwritten premium payment for two years during the insured's lifetime from receipt of the premium payment. However, if the insured dies within two years of the date of issue, we can challenge all or part of the Policy at any time based on misrepresentations in the application.


                           MISSTATEMENT OF AGE OR SEX

     If we determine, while the insured is still living, that there was a misstatement of age or sex in the application, the Policy values and charges will be recalculated from the issue date based on the correct information. If, after the death of the insured, we determine that the application misstates the insured's age or sex, the Policy's death benefit is the amount that the most recent Monthly Deduction which was made would provide, based on the insured's correct age and, if the Policy is sex-based, correct sex.


                                    REPORTS

     We will send you an annual statement showing your Policy's death benefit, cash value and any outstanding Policy loan principal. We will also confirm Policy loans, account transfers, lapses, surrenders and other Policy transactions when they occur.

     You will be sent periodic reports containing the financial statements of the Eligible Funds.


                           PERSONALIZED ILLUSTRATIONS

     We may provide personalized illustrations showing how the Policies work based on assumptions about investment returns and the Policy Owner's and/or insured's characteristics. The illustrations are intended to show how the death benefit, net cash value, and cash value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to specified constant after-tax rates of return. One of the gross rates of return will be 0%. Gross rates of return do not reflect the deduction of any charges and expenses. The illustrations will be based on specified assumptions, such as face amount, premium payments, insured, underwriting class, and death benefit option. Illustrations will disclose the specific assumptions upon which they are based. Values will be given based on guaranteed mortality and expense risk and other charges and may also be based on current mortality and expense risk and other charges.

     The illustrated death benefit, net cash value, and cash value for a hypothetical Policy would be different, either higher or lower, from the amounts shown in the illustration if the actual gross rates of return averaged the gross rates of return upon which the illustration is based, but varied above and below the average during the period, or if premiums were paid in other amounts or at other than annual intervals. For example, as a result of variations in actual returns, additional premium payments beyond those illustrated may be necessary to maintain the Policy in force for the periods shown or to realize the Policy values shown in particular illustrations even if the average rate of return is realized.


                                     SAI-8

                                PERFORMANCE DATA

     We may provide information concerning the historical investment experience of the Sub-Accounts, including average annual net rates of return for periods of one, three, five, and ten years, as well as average annual net rates of return and total net rates of return since inception of the Eligible Funds. These net rates of return represent past performance and are not an indication of future performance. Cost of insurance, sales, premium tax, and administrative charges, which can significantly reduce the return to the Policy Owner, are not reflected in these rates. The rates of return reflect the fees and expenses of the underlying Eligible Funds and, for Zenith Flexible Life 2001 policies only, the mortality and expense risk charge. The net rates of return show performance from the inception of the Eligible Funds, which in some instances, may precede the inception date the corresponding Sub-Account.


                               INVESTMENT ADVICE


     The Variable Account invests in the Portfolios of Brighthouse Funds Trust I (formerly Met Investors Series Trust), Brighthouse Funds Trust II (formerly Metropolitan Series Fund), and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. Brighthouse Investment Advisers, LLC (formerly MetLife Advisers, LLC), as adviser to Brighthouse Funds Trusts I and II, may, from time to time, replace the sub-adviser of a Portfolio with a new sub-adviser. A number of sub-adviser changes have been made with respect to the Portfolios in which the Variable Account invests.


     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment adviser to the Portfolios of the Met Series Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment adviser for all Portfolios of the Met Series Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.

     MetLife Advisers was also the investment adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Met Series Fund. MetLife Advisers had been the adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (currently, the BlackRock Ultra-Short Term Bond Portfolio), the Back Bay Advisors Bond Income Series (currently, the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (which was renamed the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series (currently the Loomis Sayles Small Cap Core Portfolio) and the Loomis Sayles Avanti Growth Series (currently, the Met/Artisan Mid Cap Value Portfolio), MetLife Advisers became the adviser on May 1, 1995; and, in the case of the Capital Growth Series (which was renamed the Zenith Equity Portfolio), MetLife Advisers became the adviser on May 1, 2001.

     Met Investors Advisory, LLC (formerly known as Met Investors Advisory Corp. which was formerly known as Security First Investment Management) became the investment adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.

     The following is the sub-adviser history of the Met Series Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The sub-adviser to the FI Value Leaders Portfolio (formerly the FI Structured Equity Portfolio which was formerly the Westpeak Growth and Income Series which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the sub-adviser. The sub-adviser to the BlackRock Ultra-Short Term Bond Portfolio (formerly the BlackRock Money Market Portfolio and previously the State Street Research Money Market Portfolio which was formerly the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly the State Street Research Bond Income Portfolio which was formerly the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the sub-adviser; BlackRock Advisors, Inc. became the sub-adviser to these Portfolios on January 31, 2005. The sub-adviser to the MFS(Reg. TM) Total Return Portfolio (formerly the Back Bay Advisors Managed Series) was Back Bay Advisors, L.P. until July 1, 2001 when Massachusetts Financial Services Company became the sub-adviser. The sub-adviser to Met/Artisan Mid Cap Value Portfolio (formerly the Harris Oakmark Focused Value Portfolio which was formerly, the Harris Oakmark Mid Cap


                                     SAI-9

Value Series which was formerly the Goldman Sachs Midcap Value Series which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the sub-adviser; Harris Associates L.P. became the sub-adviser on May 1, 2000 and Artisan Partners Limited Partnership became the sub-adviser on May 1, 2009. The sub-adviser to the Balanced Portfolio (formerly the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company(Reg. TM), LLP became the sub-adviser. On or about April 30, 2004, the Balanced Portfolio merged with and into the MFS(Reg. TM) Total Return Portfolio and the Balanced Portfolio ceased to exist. The sub-adviser to the Westpeak Stock Index Series, which was replaced by the MetLife Stock Index Portfolio on April 27, 2001 and was formerly known as the Stock Index Series, was Back Bay Advisors, L.P. until August 1, 1993, when Westpeak Investment Advisors, L.P. became the sub-adviser.

     Prior to May 1, 2002, Capital Growth Management Limited Partnership was the sub-adviser to the Zenith Equity Portfolio. As of May 1, 2002, Capital Growth Management Limited Partnership ceased to be the sub-adviser to the Zenith Equity Portfolio and at that time, the Zenith Equity Portfolio became a "fund of funds" that invests equally in two Portfolios of the Met Series Fund, i.e., the FI Value Leaders Portfolio and the Jennison Growth Portfolio, and one Portfolio of the Met Investors Series Trust, i.e., the Pioneer Fund Portfolio. The sub-advisers to these Portfolios are Pyramis Global Advisors, LLC, Jennison Associates LLC and Pioneer Investment Management, Inc., respectively.

     The sub-adviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly the State Street Research Large Cap Growth Portfolio which was formerly the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the sub-adviser; BlackRock Advisors, Inc. became the sub-adviser on January 31, 2005. Effective May 4, 2009, the FI Large Cap Portfolio merged with and into BlackRock Legacy Large Cap Growth Portfolio. On May 1, 2004, the MFS(Reg. TM) Total Return Portfolio of the Met Series Fund replaced the VIP Asset Manager Portfolio of Fidelity(Reg. TM) Variable Insurance Products. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio and immediately thereafter Fidelity Management & Research Company replaced Janus Capital Management LLC as the sub-adviser to the Portfolio, which then became known as the FI Mid Cap Opportunities Portfolio. On or about May 1, 2010, the FI Mid Cap Opportunities Portfolio merged into the Morgan Stanley Mid Cap Growth Portfolio of the Met Investors Series Trust. On or about April 30, 2004, the MFS(Reg. TM) Research Managers Portfolio merged with and into the MFS(Reg. TM) Investors Trust Portfolio and the MFS(Reg. TM) Research Managers Portfolio ceased to exist. On or about May 1, 2006, the MFS Investors Trust Portfolio merged with and into the Legg Mason Value Equity Portfolio, a Portfolio of the Met Investors Series Trust, and the MFS Investors Trust Portfolio ceased to exist.

     The following is the sub-adviser history of the remaining Met Series Fund
Portfolios:

     MetLife Investment Advisors Company, LLC replaced Metropolitan Life Insurance Company as the sub-adviser to the Barclays Capital Aggregate Bond Index Portfolio (formerly the Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio), the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the MSCI EAFE(Reg. TM) Index Portfolio and the Russell 2000(Reg. TM) Index Portfolio on April 30, 2007; Metropolitan Life Insurance Company had been the sub-adviser to these Portfolios since May 1, 2001. The sub-adviser to the Baillie Gifford International Stock Portfolio (formerly the Artio International Stock Portfolio which was formerly the Julius Baer International Stock Portfolio which was formerly the FI International Stock Portfolio which was formerly the Putnam International Stock Portfolio) was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser; Artio Global Management LLC became the sub-adviser on May 1, 2009 and was replaced by Baillie Gifford Overseas Limited on February 1, 2012. On December 1, 2000, the Putnam International Stock Portfolio replaced the Morgan Stanley International Magnum Equity Series (formerly the Draycott International Equity Series) of the Zenith Fund. The sub-adviser to the Morgan Stanley International Magnum Equity Series was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the sub-adviser. On April 28, 2003, the Janus Growth Portfolio, formerly a Portfolio of the Met Series Fund, merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust. The sub-adviser to the Janus


                                     SAI-10

Aggressive Growth Portfolio was Janus Capital Management LLC until October 1, 2006, where Legg Mason Capital Management, Inc. became the sub-adviser to the Portfolios, which then became known as the Legg Mason Partners Aggressive Growth Portfolio. The sub-adviser to the Loomis Sayles Small Cap Growth Portfolio (formerly the Franklin Templeton Small Cap Growth Portfolio) was Franklin Advisers, Inc. until January 5, 2009, when Loomis, Sayles & Company, L.P. became the sub-adviser.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly the State Street Research Aggressive Growth Portfolio), the Neuberger Berman Genesis Portfolio (formerly the BlackRock Strategic Value Portfolio which was formerly the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly the State Street Research Diversified Portfolio), the BlackRock Investment Trust Portfolio (formerly the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser. On January 19, 2010, Neuberger Berman Management LLC became the sub-adviser to the Neuberger Berman Genesis Portfolio (formerly the BlackRock Strategic Value Portfolio). On April 30, 2007, the BlackRock Investment Trust Portfolio merged with and into the BlackRock Large Cap Core Portfolio, a Portfolio of the Met Investors Series Trust, and the BlackRock Investment Trust Portfolio ceased to exist. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On May 1, 2005, the Met/Putnam Voyager Portfolio (formerly the Putnam Large Cap Growth Portfolio) merged with and into the Jennison Growth Portfolio and the Met/Putnam Voyager Portfolio ceased to exist. The sub-adviser to the Western Asset Management Strategic Bond Opportunities Portfolio and the Western Asset Management U.S. Government Portfolio (formerly the Salomon Brothers Strategic Bond Opportunities Portfolio and the Salomon Brothers U.S. Government Portfolio, respectively) was Salomon Brothers Asset Management Inc. until May 1, 2006, when Western Asset Management Company became the sub-adviser to the Portfolios. The sub-adviser of the MFS(Reg. TM) Value Portfolio (formerly the Harris Oakmark Large Cap Value Portfolio) was Harris Associates L.P. until January 7, 2008 when Massachusetts Financial Services Company became the sub-adviser.

     On or about May 2, 2011, the MetLife Aggressive Allocation Portfolio merged into the MetLife Aggressive Strategy Portfolio of the Met Investors Series Trust. On January 12, 2012, Lord Abbett & Co. LLC became the subadviser to the Neuberger Berman Mid Cap Value Portfolio which became known as the Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, the Lord Abbett Mid Cap Value Portfolio merged into the Lord Abbett Mid Cap Value Portfolio of the Met Investors Series Trust.

     As of January 7, 2013, Frontier Capital Management Company, LLC became the sub-adviser to the Frontier Mid Cap Growth Portfolio (formerly the BlackRock Aggressive Growth Portfolio). As of April 29, 2013, the sub-adviser MetLife Investment Advisors Company, LLC was renamed MetLife Investment Management, LLC.

     As of February 3, 2014, Wellington Management Company, LLP became the sub-adviser to both the Met/Wellington Core Equity Opportunities Portfolio (formerly the WMC Core Equity Opportunities Portfolio which was formerly the Davis Venture Value Portfolio) and the Met/Wellington Balanced Portfolio (formerly the WMC Balanced Portfolio which was formerly the BlackRock Diversified Portfolio).

     As of May 1, 2016, the sub-adviser MetLife Investment Management, LLC was renamed MetLife Investment Advisors, LLC.

     Also as of May 1 2016, the sub-adviser Neuberger Berman Management Investment Advisers LLC was renamed Neuberger Berman Investment Advisers LLC.

     The following is the sub-adviser history of the Met Investors Series
Trust:

     The sub-adviser to the T. Rowe Price Mid Cap Growth Portfolio (formerly the MFS(Reg. TM) Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until T. Rowe Price Associates, Inc. became the sub-adviser effective January 1, 2003. The sub-adviser to the Harris Oakmark International Portfolio (formerly the State Street Research Concentrated International Portfolio) was State Street Research & Management Company until Harris Associates L.P. became the sub-adviser effective January 1, 2003. The sub-adviser to the RCM Technology Portfolio (formerly the PIMCO PEA Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital


                                     SAI-11

Management LLC became the sub-adviser. On May 1, 2005, the Lord Abbett Bond Debenture Portfolio replaced the VIP High Income Portfolio of Fidelity Variable Insurance Products. The sub-adviser to the Lazard Mid Cap Portfolio (formerly the Met/AIM Mid Cap Core Equity Portfolio) was AIM Capital Management Inc. until December 19, 2005, when Lazard Asset Management LLC became the sub-adviser. On April 28, 2008, ING Clarion Real Estate Securities, L.P. succeeded Neuberger Berman Management, Inc. as sub-adviser to the Neuberger Berman Real Estate Portfolio, which then changed its name to Clarion Global Real Estate Portfolio. On or about April 28, 2008, MFS(Reg. TM) Research International Portfolio replaced the Fidelity VIP Overseas Portfolio.

     On September 2, 2008, SSGA Funds Management, Inc. (formerly SSgA Funds Management, Inc.) replaced Gallatin Asset Management, Inc. as the sub-adviser to the SSGA Growth and Income ETF Portfolio (formerly the SSgA Growth and Income ETF Portfolio which was formerly the Cyclical Growth and Income ETF Portfolio) and the SSGA Growth ETF Portfolio (formerly the SSgA Growth ETF Portfolio which was formerly the Cyclical Growth ETF Portfolio).

     On or about May 2, 2011, the Legg Mason Value Equity Portfolio merged into the Legg Mason ClearBridge Aggressive Growth Portfolio.

     As of April 29, 2013, ClearBridge Investments, LLC became the sub-adviser to the ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).

     As of October 1, 2013, Invesco Advisers, Inc. became the sub-adviser to the Invesco Mid Cap Value Portfolio (formerly the Lord Abbett Mid Cap Value Portfolio). As of November 1, 2013, ClearBridge Investments, LLC became the sub-adviser to the ClearBridge Aggressive Growth Portfolio II (formerly the Janus Forty Portfolio). As of February 3, 2014, Wellington Management Company, LLP became the sub-adviser to the Met/Wellington Large Cap Research Portfolio (formerly the WMC Large Cap Research Portfolio which was formerly the BlackRock Large Cap Core Portfolio). As of April 28, 2014, the ClearBridge Aggressive Growth Portfolio II was merged into the ClearBridge Aggressive Growth Portfolio.

     With regard to both the Met Series Fund and the Met Investors Series Trust, the following fund mergers became effective as of April 29, 2013: the FI Value Leaders Portfolio of the Met Series Fund was merged into the MFS(Reg. TM) Value Portfolio of the Met Series Fund, the MLA Mid Cap Portfolio (formerly the Lazard Mid Cap Portfolio) of the Met Investors Series Trust was merged into the Neuberger Berman Genesis Portfolio of the Met Series Fund, the RCM Technology Portfolio of the Met Investors Series Trust was merged into the T. Rowe Price Large Cap Growth Portfolio of the Met Series Fund and the Zenith Equity Portfolio of the Met Series Fund was merged into the MetLife Aggressive Strategy Portfolio of the Met Investors Series Trust. Additionally, also effective April 29, 2013, the Oppenheimer Global Equity Portfolio of the Met Series Fund merged into the Met/Templeton Growth Portfolio of the Met Investors Series Trust and the Met/Templeton Growth Portfolio of the Met Investors Series Trust was then renamed Oppenheimer Global Equity Portfolio. The sub-adviser of Oppenheimer Global Equity Portfolio is OppenheimerFunds, Inc.

     With regard to both the Met Series Fund and the Met Investors Series Trust, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust was merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Met Series Fund effective as of May 1, 2016.


     On March 6, 2017, in connection with MetLife, Inc.'s planned divestment of a substantial portion of its U.S. retail business, the Met Investors Series Trust and the Metropolitan Series Fund changed their names to Brighthouse Funds Trust I and Brighthouse Funds Trust II, respectively, and MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC. In addition, with the exception of the MetLife Index Portfolios, the words "MetLife" and "Met" appearing in the names of the Portfolios of the Trusts were replaced with the word "Brighthouse."



                                     SAI-12

                             REGISTRATION STATEMENT

     This Statement of Additional Information and the prospectus omit certain information contained in the Registration Statement which has been filed with the SEC. Copies of such additional information may be obtained from the SEC upon payment of the prescribed fee.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements and financial highlights comprising each of the Sub-Accounts of New England Variable Life Separate Account included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The consolidated financial statements of New England Life Insurance Company and subsidiary (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                              FINANCIAL STATEMENTS


     The financial statements of the Variable Account and NELICO are included herein. The financial statements of NELICO should be considered only as bearing upon the ability of NELICO to meet its obligations under the Policies.



                                     SAI-13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
New England Variable Life Separate Account and Board of Directors of
New England Life Insurance Company

We have audited the accompanying statements of assets and liabilities of New England Variable Life Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2016, the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights in Note 7 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations and changes in their net assets for each of the three years in the period then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                                                      AMERICAN FUNDS
                                                AMERICAN FUNDS         GLOBAL SMALL          AMERICAN FUNDS        AMERICAN FUNDS
                                                     BOND             CAPITALIZATION             GROWTH             GROWTH-INCOME
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------    -------------------   -------------------   --------------------
ASSETS:
   Investments at fair value...............  $        10,016,762    $        51,051,859   $       187,208,975   $        129,648,877
   Due from New England Life
     Insurance Company.....................                   --                    384                    --                     --
                                             -------------------    -------------------   -------------------   --------------------
       Total Assets........................           10,016,762             51,052,243           187,208,975            129,648,877
                                             -------------------    -------------------   -------------------   --------------------
LIABILITIES:
   Accrued fees............................                  109                     56                    12                     50
   Due to New England Life
     Insurance Company.....................                   86                     --                 1,410                    952
                                             -------------------    -------------------   -------------------   --------------------
       Total Liabilities...................                  195                     56                 1,422                  1,002
                                             -------------------    -------------------   -------------------   --------------------

NET ASSETS.................................  $        10,016,567    $        51,052,187   $       187,207,553   $        129,647,875
                                             ===================    ===================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                            MIST                                    MIST HARRIS
                                   FIDELITY VIP        CLARION GLOBAL       MIST CLEARBRIDGE          OAKMARK
                                   EQUITY-INCOME         REAL ESTATE        AGGRESSIVE GROWTH      INTERNATIONAL
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $       111,079,909  $        18,971,344  $         34,208,108  $        45,049,891
   Due from New England Life
     Insurance Company........                   91                   --                 2,121                   69
                                -------------------  -------------------  --------------------  -------------------
        Total Assets..........          111,080,000           18,971,344            34,210,229           45,049,960
                                -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                   42                  112                    55                   45
   Due to New England Life
     Insurance Company........                   --                   59                    --                   --
                                -------------------  -------------------  --------------------  -------------------
        Total Liabilities.....                   42                  171                    55                   45
                                -------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $       111,079,958  $        18,971,173  $         34,210,174  $        45,049,915
                                ===================  ===================  ====================  ===================

                                                                                   MIST
                                    MIST INVESCO         MIST INVESCO         MET/WELLINGTON         MIST METLIFE
                                    MID CAP VALUE      SMALL CAP GROWTH     LARGE CAP RESEARCH   ASSET ALLOCATION 100
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         27,996,755  $         4,974,895  $          4,085,020  $        448,218,950
   Due from New England Life
     Insurance Company........                   176                   --                    --                    --
                                --------------------  -------------------  --------------------  --------------------
        Total Assets..........            27,996,931            4,974,895             4,085,020           448,218,950
                                --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...............                    46                  100                    71                    --
   Due to New England Life
     Insurance Company........                    --                   73                   650                13,116
                                --------------------  -------------------  --------------------  --------------------
        Total Liabilities.....                    46                  173                   721                13,116
                                --------------------  -------------------  --------------------  --------------------

NET ASSETS....................  $         27,996,885  $         4,974,722  $          4,084,299  $        448,205,834
                                ====================  ===================  ====================  ====================

                                      MIST MFS               MIST
                                      RESEARCH          MORGAN STANLEY
                                    INTERNATIONAL       MID CAP GROWTH
                                     SUB-ACCOUNT          SUB-ACCOUNT
                                -------------------  --------------------
ASSETS:
   Investments at fair value..  $        74,717,587  $         16,894,290
   Due from New England Life
     Insurance Company........                   70                   158
                                -------------------  --------------------
        Total Assets..........           74,717,657            16,894,448
                                -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   39                    73
   Due to New England Life
     Insurance Company........                   --                    --
                                -------------------  --------------------
        Total Liabilities.....                   39                    73
                                -------------------  --------------------

NET ASSETS....................  $        74,717,618  $         16,894,375
                                ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                       MIST                 MIST                                     MIST SSGA
                                    OPPENHEIMER        PIMCO INFLATION         MIST PIMCO           GROWTH AND
                                   GLOBAL EQUITY       PROTECTED BOND         TOTAL RETURN          INCOME ETF
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $         8,119,524  $        10,399,078  $        55,141,464  $         8,403,604
   Due from New England Life
     Insurance Company........                   --                2,122                5,853                   --
                                -------------------  -------------------  -------------------  -------------------
       Total Assets...........            8,119,524           10,401,200           55,147,317            8,403,604
                                -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   49                  109                   43                  103
   Due to New England Life
     Insurance Company........                    8                   --                   --                   12
                                -------------------  -------------------  -------------------  -------------------
       Total Liabilities......                   57                  109                   43                  115
                                -------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $         8,119,467  $        10,401,091  $        55,147,274  $         8,403,489
                                ===================  ===================  ===================  ===================

                                                                                   MSF             MSF BARCLAYS
                                      MIST SSGA       MIST T. ROWE PRICE     BAILLIE GIFFORD         AGGREGATE
                                     GROWTH ETF         MID CAP GROWTH     INTERNATIONAL STOCK      BOND INDEX
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $         8,877,517  $        33,640,696  $         21,450,350  $       147,788,155
   Due from New England Life
     Insurance Company........                   --                   --                 1,655                  724
                                -------------------  -------------------  --------------------  -------------------
       Total Assets...........            8,877,517           33,640,696            21,452,005          147,788,879
                                -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                  114                   60                    89                   94
   Due to New England Life
     Insurance Company........                   17                  173                    --                   --
                                -------------------  -------------------  --------------------  -------------------
       Total Liabilities......                  131                  233                    89                   94
                                -------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $         8,877,386  $        33,640,463  $         21,451,916  $       147,788,785
                                ===================  ===================  ====================  ===================


                                   MSF BLACKROCK         MSF BLACKROCK
                                    BOND INCOME      CAPITAL APPRECIATION
                                    SUB-ACCOUNT           SUB-ACCOUNT
                                -------------------  --------------------
ASSETS:
   Investments at fair value..  $       140,079,451   $       160,004,842
   Due from New England Life
     Insurance Company........                  534                    --
                                -------------------  --------------------
       Total Assets...........          140,079,985           160,004,842
                                -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   32                    14
   Due to New England Life
     Insurance Company........                   --                 4,576
                                -------------------  --------------------
       Total Liabilities......                   32                 4,590
                                -------------------  --------------------

NET ASSETS....................  $       140,079,953   $       160,000,252
                                ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                         MSF BLACKROCK
                                    MSF BLACKROCK         ULTRA-SHORT          MSF FRONTIER         MSF JENNISON
                                   LARGE CAP VALUE         TERM BOND          MID CAP GROWTH           GROWTH
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $         13,485,039  $        41,868,201  $          3,730,611  $        13,136,311
   Due from New England Life
     Insurance Company........                    --                2,401                    96                   --
                                --------------------  -------------------  --------------------  -------------------
       Total Assets...........            13,485,039           41,870,602             3,730,707           13,136,311
                                --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                    82                   35                    84                   82
   Due to New England Life
     Insurance Company........                    35                   --                    --                  824
                                --------------------  -------------------  --------------------  -------------------
       Total Liabilities......                   117                   35                    84                  906
                                --------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $         13,484,922  $        41,870,567  $          3,730,623  $        13,135,405
                                ====================  ===================  ====================  ===================


                                 MSF LOOMIS SAYLES     MSF LOOMIS SAYLES    MSF MET/ARTISAN     MSF MET/WELLINGTON
                                  SMALL CAP CORE       SMALL CAP GROWTH      MID CAP VALUE           BALANCED
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $       146,225,021  $         8,122,757  $       110,850,378  $         6,768,566
   Due from New England Life
     Insurance Company........                   --                   --                   --                   --
                                -------------------  -------------------  -------------------  -------------------
       Total Assets...........          146,225,021            8,122,757          110,850,378            6,768,566
                                -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   24                   72                   39                  111
   Due to New England Life
     Insurance Company........                1,799                   21               28,931                  198
                                -------------------  -------------------  -------------------  -------------------
       Total Liabilities......                1,823                   93               28,970                  309
                                -------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $       146,223,198  $         8,122,664  $       110,821,408  $         6,768,257
                                ===================  ===================  ===================  ===================

                                 MSF MET/WELLINGTON
                                     CORE EQUITY           MSF METLIFE
                                    OPPORTUNITIES      ASSET ALLOCATION 20
                                     SUB-ACCOUNT           SUB-ACCOUNT
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $        252,229,098  $         6,652,131
   Due from New England Life
     Insurance Company........                    72                   --
                                --------------------  --------------------
       Total Assets...........           252,229,170            6,652,131
                                --------------------  --------------------
LIABILITIES:
   Accrued fees...............                    13                   74
   Due to New England Life
     Insurance Company........                    --                    3
                                --------------------  --------------------
       Total Liabilities......                    13                   77
                                --------------------  --------------------

NET ASSETS....................  $        252,229,157  $         6,652,054
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                     MSF METLIFE          MSF METLIFE           MSF METLIFE          MSF METLIFE
                                 ASSET ALLOCATION 40  ASSET ALLOCATION 60   ASSET ALLOCATION 80  MID CAP STOCK INDEX
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $         10,453,999  $        47,641,814  $         60,581,048  $        25,811,247
   Due from New England Life
     Insurance Company........                     2                   --                   993                   13
                                --------------------  -------------------  --------------------  -------------------
       Total Assets...........            10,454,001           47,641,814            60,582,041           25,811,260
                                --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                    88                   28                    47                   40
   Due to New England Life
     Insurance Company........                    --                  385                    --                   --
                                --------------------  -------------------  --------------------  -------------------
       Total Liabilities......                    88                  413                    47                   40
                                --------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $         10,453,913  $        47,641,401  $         60,581,994  $        25,811,220
                                ====================  ===================  ====================  ===================

                                     MSF METLIFE            MSF MFS                                   MSF MSCI
                                     STOCK INDEX         TOTAL RETURN          MSF MFS VALUE         EAFE INDEX
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $       177,387,459  $         82,407,168  $        77,196,831  $         11,072,346
   Due from New England Life
     Insurance Company........                   --                 1,050                   --                    --
                                -------------------  --------------------  -------------------  --------------------
       Total Assets...........          177,387,459            82,408,218           77,196,831            11,072,346
                                -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   --                    14                   23                    56
   Due to New England Life
     Insurance Company........                  791                    --                2,295                   119
                                -------------------  --------------------  -------------------  --------------------
       Total Liabilities......                  791                    14                2,318                   175
                                -------------------  --------------------  -------------------  --------------------

NET ASSETS....................  $       177,386,668  $         82,408,204  $        77,194,513  $         11,072,171
                                ===================  ====================  ===================  ====================

                                   MSF NEUBERGER          MSF RUSSELL
                                  BERMAN GENESIS          2000 INDEX
                                    SUB-ACCOUNT           SUB-ACCOUNT
                                -------------------  --------------------
ASSETS:
   Investments at fair value..  $        52,421,425  $         25,331,686
   Due from New England Life
     Insurance Company........                1,703                    --
                                -------------------  --------------------
       Total Assets...........           52,423,128            25,331,686
                                -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   22                    64
   Due to New England Life
     Insurance Company........                   --                   104
                                -------------------  --------------------
       Total Liabilities......                   22                   168
                                -------------------  --------------------

NET ASSETS....................  $        52,423,106  $         25,331,518
                                ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                                                                            MSF WESTERN ASSET
                                                                                               MANAGEMENT         MSF WESTERN ASSET
                                              MSF T. ROWE PRICE      MSF T. ROWE PRICE       STRATEGIC BOND          MANAGEMENT
                                              LARGE CAP GROWTH       SMALL CAP GROWTH         OPPORTUNITIES        U.S. GOVERNMENT
                                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   --------------------   -------------------   --------------------
ASSETS:
   Investments at fair value..............   $        26,712,569   $         11,926,389   $        52,174,468   $          7,723,928
   Due from New England Life
     Insurance Company....................                   709                    126                    --                     14
                                             -------------------   --------------------   -------------------   --------------------
        Total Assets......................            26,713,278             11,926,515            52,174,468              7,723,942
                                             -------------------   --------------------   -------------------   --------------------
LIABILITIES:
   Accrued fees...........................                    72                     93                    45                    117
   Due to New England Life
     Insurance Company....................                    --                     --                   253                     --
                                             -------------------   --------------------   -------------------   --------------------
        Total Liabilities.................                    72                     93                   298                    117
                                             -------------------   --------------------   -------------------   --------------------

NET ASSETS................................   $        26,713,206   $         11,926,422   $        52,174,170   $          7,723,825
                                             ===================   ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                   AMERICAN FUNDS BOND
                                                                                       SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                  2015                   2014
                                                            --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $            169,568   $           194,644   $            210,552
                                                            --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................                26,830                30,855                 32,272
                                                            --------------------   -------------------   --------------------
           Net investment income (loss)...................               142,738               163,789                178,280
                                                            --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                34,411               205,734                  3,943
      Realized gains (losses) on sale of investments......                31,595                 8,098                 14,056
                                                            --------------------   -------------------   --------------------
           Net realized gains (losses)....................                66,006               213,832                 17,999
                                                            --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..                97,581             (379,055)                317,789
                                                            --------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................               163,587             (165,223)                335,788
                                                            --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $            306,325   $           (1,434)   $            514,068
                                                            ====================   ===================   ====================


                                                                        AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                   2015                  2014
                                                            --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $            127,083   $                --   $             73,939
                                                            --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               183,837               216,059                223,744
                                                            --------------------   -------------------   --------------------
           Net investment income (loss)...................              (56,754)             (216,059)              (149,805)
                                                            --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................             9,679,163             4,595,295                277,279
      Realized gains (losses) on sale of investments......                20,330             1,223,428              1,187,177
                                                            --------------------   -------------------   --------------------
           Net realized gains (losses)....................             9,699,493             5,818,723              1,464,456
                                                            --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..           (8,839,243)           (5,454,543)              (212,569)
                                                            --------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................               860,250               364,180              1,251,887
                                                            --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $            803,496   $           148,121   $          1,102,082
                                                            ====================   ===================   ====================


                                                                                  AMERICAN FUNDS GROWTH
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                    2016                  2015                   2014
                                                            -------------------    -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $         1,403,144    $         1,137,831   $         1,472,161
                                                            -------------------    -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              589,480                627,675               618,476
                                                            -------------------    -------------------   -------------------
           Net investment income (loss)...................              813,664                510,156               853,685
                                                            -------------------    -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................           16,423,574             39,406,775             9,065,271
      Realized gains (losses) on sale of investments......            2,277,108              4,359,914             4,970,939
                                                            -------------------    -------------------   -------------------
           Net realized gains (losses)....................           18,700,682             43,766,689            14,036,210
                                                            -------------------    -------------------   -------------------
      Change in unrealized gains (losses) on investments..          (3,454,689)           (32,203,834)             (222,781)
                                                            -------------------    -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................           15,245,993             11,562,855            13,813,429
                                                            -------------------    -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $        16,059,657    $        12,073,011   $        14,667,114
                                                            ===================    ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                               AMERICAN FUNDS GROWTH-INCOME
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                   2015                  2014
                                                            --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends...........................................  $          1,833,086   $         1,712,467    $         1,678,302
                                                            --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges..................               364,667               388,815                379,074
                                                            --------------------   -------------------    -------------------
           Net investment income (loss)...................             1,468,419             1,323,652              1,299,228
                                                            --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................            13,884,910            19,323,406              6,245,670
      Realized gains (losses) on sale of investments......             1,522,969             2,202,247              2,488,720
                                                            --------------------   -------------------    -------------------
           Net realized gains (losses)....................            15,407,879            21,525,653              8,734,390
                                                            --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments..           (3,435,812)          (21,212,717)              2,737,001
                                                            --------------------   -------------------    -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            11,972,067               312,936             11,471,391
                                                            --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         13,440,486   $         1,636,588    $        12,770,619
                                                            ====================   ===================    ===================


                                                                                FIDELITY VIP EQUITY-INCOME
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                   2015                   2014
                                                            --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $          2,387,874   $          3,394,901   $         3,181,214
                                                            --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               574,601                606,167               630,781
                                                            --------------------   --------------------   -------------------
           Net investment income (loss)...................             1,813,273              2,788,734             2,550,433
                                                            --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................             6,581,210             10,152,565             1,556,221
      Realized gains (losses) on sale of investments......             (631,680)                 67,497               765,222
                                                            --------------------   --------------------   -------------------
           Net realized gains (losses)....................             5,949,530             10,220,062             2,321,443
                                                            --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments..             8,977,403           (17,793,231)             3,880,845
                                                            --------------------   --------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            14,926,933            (7,573,169)             6,202,288
                                                            --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         16,740,206   $        (4,784,435)   $         8,752,721
                                                            ====================   ====================   ===================


                                                                             MIST CLARION GLOBAL REAL ESTATE
                                                                                       SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                   2016                   2015                   2014
                                                            -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $           471,943   $            877,930   $            389,088
                                                            -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               66,119                 68,839                 67,984
                                                            -------------------   --------------------   --------------------
           Net investment income (loss)...................              405,824                809,091                321,104
                                                            -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                     --                     --
      Realized gains (losses) on sale of investments......            (152,548)              (117,720)              (173,694)
                                                            -------------------   --------------------   --------------------
           Net realized gains (losses)....................            (152,548)              (117,720)              (173,694)
                                                            -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments..             (70,662)            (1,012,918)              2,539,435
                                                            -------------------   --------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            (223,210)            (1,130,638)              2,365,741
                                                            -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           182,614   $          (321,547)   $          2,686,845
                                                            ===================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                            MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                   2015                  2014
                                                            --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $            224,890   $           176,839   $             65,122
                                                            --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               134,030               161,328                132,315
                                                            --------------------   -------------------   --------------------
           Net investment income (loss)...................                90,860                15,511               (67,193)
                                                            --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                    --                    --                     --
      Realized gains (losses) on sale of investments......               876,319             1,696,765                850,440
                                                            --------------------   -------------------   --------------------
           Net realized gains (losses)....................               876,319             1,696,765                850,440
                                                            --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..             (161,648)           (3,384,147)              4,989,799
                                                            --------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................               714,671           (1,687,382)              5,840,239
                                                            --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $            805,531   $       (1,671,871)   $          5,773,046
                                                            ====================   ===================   ====================


                                                                            MIST HARRIS OAKMARK INTERNATIONAL
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                   2016                   2015                  2014
                                                            -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $         1,024,318   $          1,649,106   $         1,428,998
                                                            -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              162,282                196,078               208,038
                                                            -------------------   --------------------   -------------------
           Net investment income (loss)...................              862,036              1,453,028             1,220,960
                                                            -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................            2,870,085              4,709,497             5,255,502
      Realized gains (losses) on sale of investments......            (942,291)                 81,389               740,729
                                                            -------------------   --------------------   -------------------
           Net realized gains (losses)....................            1,927,794              4,790,886             5,996,231
                                                            -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments..              528,586            (8,476,331)          (10,494,661)
                                                            -------------------   --------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            2,456,380            (3,685,445)           (4,498,430)
                                                            -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         3,318,416   $        (2,232,417)   $       (3,277,470)
                                                            ===================   ====================   ===================


                                                                                MIST INVESCO MID CAP VALUE
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                   2015                  2014
                                                            --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $            247,659   $           229,450   $            232,086
                                                            --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................                99,863               118,025                122,985
                                                            --------------------   -------------------   --------------------
           Net investment income (loss)...................               147,796               111,425                109,101
                                                            --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................             1,323,429             1,563,130              5,712,983
      Realized gains (losses) on sale of investments......               191,839               410,980                501,509
                                                            --------------------   -------------------   --------------------
           Net realized gains (losses)....................             1,515,268             1,974,110              6,214,492
                                                            --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..             2,409,728           (4,874,326)            (3,309,860)
                                                            --------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................             3,924,996           (2,900,216)              2,904,632
                                                            --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          4,072,792   $       (2,788,791)   $          3,013,733
                                                            ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                              MIST INVESCO SMALL CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                  2015                   2014
                                                            -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $                --    $             7,528   $                 --
                                                            -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               18,211                 18,379                 17,127
                                                            -------------------    -------------------   --------------------
           Net investment income (loss)...................             (18,211)               (10,851)               (17,127)
                                                            -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              850,629              1,226,376                545,109
      Realized gains (losses) on sale of investments......            (109,296)                 66,091                205,574
                                                            -------------------    -------------------   --------------------
           Net realized gains (losses)....................              741,333              1,292,467                750,683
                                                            -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments..            (235,196)            (1,360,893)              (364,505)
                                                            -------------------    -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              506,137               (68,426)                386,178
                                                            -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           487,926    $          (79,277)   $            369,051
                                                            ===================    ===================   ====================


                                                                         MIST MET/WELLINGTON LARGE CAP RESEARCH
                                                                                       SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                  2015                   2014
                                                            -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $           110,477    $            45,481   $             39,047
                                                            -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               11,589                 12,785                 10,733
                                                            -------------------    -------------------   --------------------
           Net investment income (loss)...................               98,888                 32,696                 28,314
                                                            -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              300,510                341,431                     --
      Realized gains (losses) on sale of investments......              202,268                166,503                121,175
                                                            -------------------    -------------------   --------------------
           Net realized gains (losses)....................              502,778                507,934                121,175
                                                            -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments..            (239,361)              (345,351)                394,428
                                                            -------------------    -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              263,417                162,583                515,603
                                                            -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           362,305    $           195,279   $            543,917
                                                            ===================    ===================   ====================


                                                                             MIST METLIFE ASSET ALLOCATION 100
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                   2015                   2014
                                                            --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $         10,999,347   $          7,307,982   $         4,562,213
                                                            --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................             2,526,176              2,760,398             2,847,131
                                                            --------------------   --------------------   -------------------
           Net investment income (loss)...................             8,473,171              4,547,584             1,715,082
                                                            --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................            55,777,552             35,410,496                    --
      Realized gains (losses) on sale of investments......               599,002              5,398,219             6,896,229
                                                            --------------------   --------------------   -------------------
           Net realized gains (losses)....................            56,376,554             40,808,715             6,896,229
                                                            --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments..          (29,014,440)           (54,948,691)            13,478,025
                                                            --------------------   --------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            27,362,114           (14,139,976)            20,374,254
                                                            --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         35,835,285   $        (9,592,392)   $        22,089,336
                                                            ====================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                            MIST MFS RESEARCH INTERNATIONAL
                                                                                      SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                   2016                  2015                  2014
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $         1,732,979   $         2,663,500   $         2,379,426
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              390,728               457,085               502,536
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................            1,342,251             2,206,415             1,876,890
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                    --                    --
      Realized gains (losses) on sale of investments......          (1,301,141)             (358,795)             (189,330)
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................          (1,301,141)             (358,795)             (189,330)
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..          (1,088,295)           (3,283,040)           (8,618,217)
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................          (2,389,436)           (3,641,835)           (8,807,547)
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $       (1,047,185)   $       (1,435,420)   $       (6,930,657)
                                                            ===================   ===================   ===================


                                                                          MIST MORGAN STANLEY MID CAP GROWTH
                                                                                      SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                   2016                  2015                  2014
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $                --   $                --   $            12,709
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               85,864               102,953               108,116
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................             (85,864)             (102,953)              (95,407)
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                    --                    --
      Realized gains (losses) on sale of investments......              691,611               506,288               662,160
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................              691,611               506,288               662,160
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..          (2,361,577)           (1,536,112)             (397,027)
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................          (1,669,966)           (1,029,824)               265,133
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $       (1,755,830)   $       (1,132,777)   $           169,726
                                                            ===================   ===================   ===================


                                                                             MIST OPPENHEIMER GLOBAL EQUITY
                                                                                       SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                   2016                   2015                  2014
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $           102,302   $           125,944   $           103,186
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               28,775                29,982                25,402
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................               73,527                95,962                77,784
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              425,963               231,386               299,870
      Realized gains (losses) on sale of investments......              256,995               448,440               244,193
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................              682,958               679,826               544,063
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..            (812,338)             (388,733)             (412,091)
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            (129,380)               291,093               131,972
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          (55,853)   $           387,055   $           209,756
                                                            ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                          MIST PIMCO INFLATION PROTECTED BOND
                                                                                      SUB-ACCOUNT
                                                            --------------------------------------------------------------
                                                                   2016                  2015                  2014
                                                            ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $               --   $           600,814   $           255,718
                                                            ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              38,766                43,613                50,314
                                                            ------------------   -------------------   -------------------
          Net investment income (loss)....................            (38,766)               557,201               205,404
                                                            ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                  --                    --                    --
      Realized gains (losses) on sale of investments......           (149,855)             (227,489)             (251,589)
                                                            ------------------   -------------------   -------------------
          Net realized gains (losses).....................           (149,855)             (227,489)             (251,589)
                                                            ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..             697,468             (688,348)               467,838
                                                            ------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................             547,613             (915,837)               216,249
                                                            ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          508,847   $         (358,636)   $           421,653
                                                            ==================   ===================   ===================


                                                                                MIST PIMCO TOTAL RETURN
                                                                                      SUB-ACCOUNT
                                                            --------------------------------------------------------------
                                                                   2016                  2015                  2014
                                                            ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $        1,591,972   $         3,245,556   $         3,188,572
                                                            ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................             177,584               191,534               210,033
                                                            ------------------   -------------------   -------------------
          Net investment income (loss)....................           1,414,388             3,054,022             2,978,539
                                                            ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                  --               707,050                    --
      Realized gains (losses) on sale of investments......           (257,838)             1,043,968              (10,209)
                                                            ------------------   -------------------   -------------------
          Net realized gains (losses).....................           (257,838)             1,751,018              (10,209)
                                                            ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..             286,625           (4,222,833)             2,372,512
                                                            ------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              28,787           (2,471,815)             2,362,303
                                                            ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $        1,443,175   $           582,207   $         5,340,842
                                                            ==================   ===================   ===================


                                                                            MIST SSGA GROWTH AND INCOME ETF
                                                                                      SUB-ACCOUNT
                                                            --------------------------------------------------------------
                                                                   2016                  2015                  2014
                                                            -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $           220,248   $          230,183   $           286,434
                                                            -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               29,454               30,400                41,813
                                                            -------------------   ------------------   -------------------
          Net investment income (loss)....................              190,794              199,783               244,621
                                                            -------------------   ------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              479,748              503,838               680,062
      Realized gains (losses) on sale of investments......             (22,636)              121,694               349,119
                                                            -------------------   ------------------   -------------------
          Net realized gains (losses).....................              457,112              625,532             1,029,181
                                                            -------------------   ------------------   -------------------
      Change in unrealized gains (losses) on investments..            (175,155)          (1,001,966)             (624,474)
                                                            -------------------   ------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              281,957            (376,434)               404,707
                                                            -------------------   ------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           472,751   $        (176,651)   $           649,328
                                                            ===================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                  MIST SSGA GROWTH ETF
                                                                                       SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                  2015                   2014
                                                            --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $            205,656   $           211,762   $            203,652
                                                            --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................                26,580                26,925                 28,447
                                                            --------------------   -------------------   --------------------
           Net investment income (loss)...................               179,076               184,837                175,205
                                                            --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................               545,951               513,430                599,150
      Realized gains (losses) on sale of investments......              (31,979)               (8,461)                112,678
                                                            --------------------   -------------------   --------------------
           Net realized gains (losses)....................               513,972               504,969                711,828
                                                            --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..             (130,842)             (911,232)              (429,098)
                                                            --------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................               383,130             (406,263)                282,730
                                                            --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $            562,206   $         (221,426)   $            457,935
                                                            ====================   ===================   ====================


                                                                            MIST T. ROWE PRICE MID CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                   2016                   2015                  2014
                                                            -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $                --   $                 --   $                --
                                                            -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              125,148                134,819               121,956
                                                            -------------------   --------------------   -------------------
           Net investment income (loss)...................            (125,148)              (134,819)             (121,956)
                                                            -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................            4,901,912              5,398,443             3,063,380
      Realized gains (losses) on sale of investments......              371,444              1,003,282               924,545
                                                            -------------------   --------------------   -------------------
           Net realized gains (losses)....................            5,273,356              6,401,725             3,987,925
                                                            -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments..          (3,172,820)            (4,086,677)                13,875
                                                            -------------------   --------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            2,100,536              2,315,048             4,001,800
                                                            -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         1,975,388   $          2,180,229   $         3,879,844
                                                            ===================   ====================   ===================


                                                                         MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                       SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                  2015                   2014
                                                            --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $            345,401   $           388,356   $            333,453
                                                            --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................                87,912                95,514                100,445
                                                            --------------------   -------------------   --------------------
           Net investment income (loss)...................               257,489               292,842                233,008
                                                            --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                    --                    --                     --
      Realized gains (losses) on sale of investments......              (72,904)              (12,050)                (3,310)
                                                            --------------------   -------------------   --------------------
           Net realized gains (losses)....................              (72,904)              (12,050)                (3,310)
                                                            --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..               858,474             (780,013)            (1,060,104)
                                                            --------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................               785,570             (792,063)            (1,063,414)
                                                            --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          1,043,059   $         (499,221)   $          (830,406)
                                                            ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                            MSF BARCLAYS AGGREGATE BOND INDEX
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                   2016                   2015                  2014
                                                            -------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $         4,158,793   $         4,260,847   $          4,343,951
                                                            -------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               72,793                71,787                 71,251
                                                            -------------------   -------------------   --------------------
           Net investment income (loss)...................            4,086,000             4,189,060              4,272,700
                                                            -------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                    --                     --
      Realized gains (losses) on sale of investments......               24,674                 8,045                  1,727
                                                            -------------------   -------------------   --------------------
           Net realized gains (losses)....................               24,674                 8,045                  1,727
                                                            -------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..            (783,672)           (3,887,571)              3,887,055
                                                            -------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            (758,998)           (3,879,526)              3,888,782
                                                            -------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         3,327,002   $           309,534   $          8,161,482
                                                            ===================   ===================   ====================


                                                                                MSF BLACKROCK BOND INCOME
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                    2016                  2015                   2014
                                                            --------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $          4,591,536   $         5,451,367   $         2,892,216
                                                            --------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               375,204               385,473               394,822
                                                            --------------------   -------------------   -------------------
           Net investment income (loss)...................             4,216,332             5,065,894             2,497,394
                                                            --------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                    --             1,596,463                    --
      Realized gains (losses) on sale of investments......              (99,177)              (39,046)                39,837
                                                            --------------------   -------------------   -------------------
           Net realized gains (losses)....................              (99,177)             1,557,417                39,837
                                                            --------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..              (37,010)           (6,716,514)             2,773,778
                                                            --------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................             (136,187)           (5,159,097)             2,813,615
                                                            --------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          4,080,145   $          (93,203)   $         5,311,009
                                                            ====================   ===================   ===================


                                                                           MSF BLACKROCK CAPITAL APPRECIATION
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                   2016                   2015                  2014
                                                            -------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $                --   $                --   $            110,123
                                                            -------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................              916,597             1,009,066                983,215
                                                            -------------------   -------------------   --------------------
           Net investment income (loss)...................            (916,597)           (1,009,066)              (873,092)
                                                            -------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................           14,421,456            30,315,109                     --
      Realized gains (losses) on sale of investments......            4,253,568             6,450,145              7,377,063
                                                            -------------------   -------------------   --------------------
           Net realized gains (losses)....................           18,675,024            36,765,254              7,377,063
                                                            -------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..         (18,964,285)          (25,883,426)              7,124,928
                                                            -------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            (289,261)            10,881,828             14,501,991
                                                            -------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $       (1,205,858)   $         9,872,762   $         13,628,899
                                                            ===================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                             MSF BLACKROCK LARGE CAP VALUE
                                                                                      SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                   2016                  2015                   2014
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $           208,180   $           240,923   $           162,210
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               39,614                43,530                43,227
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................              168,566               197,393               118,983
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              951,482             1,078,095             2,955,713
      Realized gains (losses) on sale of investments......            (275,936)             (167,745)              (29,286)
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................              675,546               910,350             2,926,427
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..            1,265,299           (1,922,096)           (1,868,414)
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            1,940,845           (1,011,746)             1,058,013
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         2,109,411   $         (814,353)   $         1,176,996
                                                            ===================   ===================   ===================


                                                                          MSF BLACKROCK ULTRA-SHORT TERM BOND
                                                                                      SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                   2016                  2015                  2014
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $            28,928   $             1,408   $                --
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................              170,891               193,076               214,315
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................            (141,963)             (191,668)             (214,315)
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                  855                    --                    --
      Realized gains (losses) on sale of investments......                8,237                    --                    --
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................                9,092                    --                    --
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..              112,215                    --                    --
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              121,307                    --                    --
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          (20,656)   $         (191,668)   $         (214,315)
                                                            ===================   ===================   ===================


                                                                               MSF FRONTIER MID CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                    2016                  2015                  2014
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $                --   $                --   $                --
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               14,337                17,379                14,994
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................             (14,337)              (17,379)              (14,994)
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              478,299               619,284               376,447
      Realized gains (losses) on sale of investments......               31,026               203,010                79,671
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................              509,325               822,294               456,118
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..            (312,138)             (705,077)               (1,763)
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              197,187               117,217               454,355
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           182,850   $            99,838   $           439,361
                                                            ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                   MSF JENNISON GROWTH
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                    2016                  2015                   2014
                                                            --------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $             38,789   $            34,180   $            29,706
                                                            --------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................                50,173                50,120                44,894
                                                            --------------------   -------------------   -------------------
          Net investment income (loss)....................              (11,384)              (15,940)              (15,188)
                                                            --------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................             1,716,640             1,885,730               604,016
      Realized gains (losses) on sale of investments......                40,724               428,717               273,872
                                                            --------------------   -------------------   -------------------
          Net realized gains (losses).....................             1,757,364             2,314,447               877,888
                                                            --------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..           (1,802,514)           (1,073,597)                90,965
                                                            --------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              (45,150)             1,240,850               968,853
                                                            --------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           (56,534)   $         1,224,910   $           953,665
                                                            ====================   ===================   ===================


                                                                            MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                   2016                   2015                  2014
                                                            -------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $           434,983   $           226,998   $             65,160
                                                            -------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................              718,931               786,779                801,894
                                                            -------------------   -------------------   --------------------
          Net investment income (loss)....................            (283,948)             (559,781)              (736,734)
                                                            -------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................           12,039,982            18,508,956             19,367,851
      Realized gains (losses) on sale of investments......            1,337,162             2,947,688              3,641,998
                                                            -------------------   -------------------   --------------------
          Net realized gains (losses).....................           13,377,144            21,456,644             23,009,849
                                                            -------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..           10,188,731          (23,407,147)           (17,796,250)
                                                            -------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................           23,565,875           (1,950,503)              5,213,599
                                                            -------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $        23,281,927   $       (2,510,284)   $          4,476,865
                                                            ===================   ===================   ====================


                                                                           MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                            ---------------------------------------------------------------
                                                                   2016                   2015                  2014
                                                            -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $                --   $                --   $                --
                                                            -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               28,707                34,214                34,251
                                                            -------------------   -------------------   -------------------
          Net investment income (loss)....................             (28,707)              (34,214)              (34,251)
                                                            -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              900,740             1,266,041             1,119,697
      Realized gains (losses) on sale of investments......               49,008               318,013               320,186
                                                            -------------------   -------------------   -------------------
          Net realized gains (losses).....................              949,748             1,584,054             1,439,883
                                                            -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..            (468,063)           (1,413,526)           (1,349,918)
                                                            -------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              481,685               170,528                89,965
                                                            -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           452,978   $           136,314   $            55,714
                                                            ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                               MSF MET/ARTISAN MID CAP VALUE
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                   2015                  2014
                                                            --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $          1,119,827   $         1,295,521   $            862,126
                                                            --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               452,055               485,827                526,612
                                                            --------------------   -------------------   --------------------
           Net investment income (loss)...................               667,772               809,694                335,514
                                                            --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................            11,158,902            13,670,850                     --
      Realized gains (losses) on sale of investments......               364,018             1,507,332              2,109,078
                                                            --------------------   -------------------   --------------------
           Net realized gains (losses)....................            11,522,920            15,178,182              2,109,078
                                                            --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..             8,674,984          (26,681,224)              (694,261)
                                                            --------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            20,197,904          (11,503,042)              1,414,817
                                                            --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         20,865,676   $      (10,693,348)   $          1,750,331
                                                            ====================   ===================   ====================


                                                                               MSF MET/WELLINGTON BALANCED
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                   2016                   2015                   2014
                                                            -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $           170,965   $            115,945   $            89,746
                                                            -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               21,067                 20,710                13,852
                                                            -------------------   --------------------   -------------------
           Net investment income (loss)...................              149,898                 95,235                75,894
                                                            -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              287,976                990,352                    --
      Realized gains (losses) on sale of investments......                4,814                 81,655                53,787
                                                            -------------------   --------------------   -------------------
           Net realized gains (losses)....................              292,790              1,072,007                53,787
                                                            -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments..             (41,629)            (1,053,965)               319,418
                                                            -------------------   --------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              251,161                 18,042               373,205
                                                            -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           401,059   $            113,277   $           449,099
                                                            ===================   ====================   ===================


                                                                      MSF MET/WELLINGTON CORE EQUITY OPPORTUNITIES
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                   2016                   2015                  2014
                                                            -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $         4,133,743   $          4,684,834   $         1,878,606
                                                            -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................            1,223,744              1,269,005             1,288,929
                                                            -------------------   --------------------   -------------------
           Net investment income (loss)...................            2,909,999              3,415,829               589,677
                                                            -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................           11,289,635             90,120,936            22,451,189
      Realized gains (losses) on sale of investments......              740,621              4,907,255             8,317,230
                                                            -------------------   --------------------   -------------------
           Net realized gains (losses)....................           12,030,256             95,028,191            30,768,419
                                                            -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments..            1,900,347           (93,484,821)           (5,748,917)
                                                            -------------------   --------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................           13,930,603              1,543,370            25,019,502
                                                            -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $        16,840,602   $          4,959,199   $        25,609,179
                                                            ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                               MSF METLIFE ASSET ALLOCATION 20
                                                                                         SUB-ACCOUNT
                                                            --------------------------------------------------------------------
                                                                    2016                    2015                    2014
                                                            ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends...........................................  $             331,000   $            232,288   $             354,430
                                                            ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges..................                 28,824                 30,622                  27,021
                                                            ---------------------   --------------------   ---------------------
           Net investment income (loss)...................                302,176                201,666                 327,409
                                                            ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                318,171                310,289                 358,717
      Realized gains (losses) on sale of investments......              (219,524)                  1,794                  62,468
                                                            ---------------------   --------------------   ---------------------
           Net realized gains (losses)....................                 98,647                312,083                 421,185
                                                            ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments..                 28,903              (571,423)               (366,032)
                                                            ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized
         gains (losses) on investments....................                127,550              (259,340)                  55,153
                                                            ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations..................................  $             429,726   $           (57,674)   $             382,562
                                                            =====================   ====================   =====================


                                                                              MSF METLIFE ASSET ALLOCATION 40
                                                                                        SUB-ACCOUNT
                                                            -------------------------------------------------------------------
                                                                    2016                   2015                    2014
                                                            --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends...........................................  $            465,163   $             63,074    $            432,990
                                                            --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges..................                32,837                 35,186                  38,907
                                                            --------------------   --------------------    --------------------
           Net investment income (loss)...................               432,326                 27,888                 394,083
                                                            --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................               793,099                726,903                 511,036
      Realized gains (losses) on sale of investments......              (42,351)                201,280                 320,589
                                                            --------------------   --------------------    --------------------
           Net realized gains (losses)....................               750,748                928,183                 831,625
                                                            --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments..             (491,571)            (1,054,649)               (542,364)
                                                            --------------------   --------------------    --------------------
      Net realized and changes in unrealized
         gains (losses) on investments....................               259,177              (126,466)                 289,261
                                                            --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations..................................  $            691,503   $           (98,578)    $            683,344
                                                            ====================   ====================    ====================


                                                                               MSF METLIFE ASSET ALLOCATION 60
                                                                                         SUB-ACCOUNT
                                                            --------------------------------------------------------------------
                                                                    2016                    2015                    2014
                                                            ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends...........................................  $           1,583,702   $            387,745   $           1,269,200
                                                            ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges..................                152,484                165,238                 172,415
                                                            ---------------------   --------------------   ---------------------
           Net investment income (loss)...................              1,431,218                222,507               1,096,785
                                                            ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................              4,200,095              3,370,695               2,135,289
      Realized gains (losses) on sale of investments......                201,202              1,437,951                 915,123
                                                            ---------------------   --------------------   ---------------------
           Net realized gains (losses)....................              4,401,297              4,808,646               3,050,412
                                                            ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments..            (2,671,803)            (5,588,587)             (1,446,767)
                                                            ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized
         gains (losses) on investments....................              1,729,494              (779,941)               1,603,645
                                                            ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations..................................  $           3,160,712   $          (557,434)   $           2,700,430
                                                            =====================   ====================   =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                              MSF METLIFE ASSET ALLOCATION 80
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                   2015                  2014
                                                            --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends...........................................  $          1,918,405   $           334,189    $         1,168,956
                                                            --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges..................               165,072               181,002                180,093
                                                            --------------------   -------------------    -------------------
           Net investment income (loss)...................             1,753,333               153,187                988,863
                                                            --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................             7,084,638             2,848,963                     --
      Realized gains (losses) on sale of investments......               610,594               809,709              1,467,212
                                                            --------------------   -------------------    -------------------
           Net realized gains (losses)....................             7,695,232             3,658,672              1,467,212
                                                            --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments..           (4,769,332)           (4,915,159)                759,532
                                                            --------------------   -------------------    -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................             2,925,900           (1,256,487)              2,226,744
                                                            --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          4,679,233   $       (1,103,300)    $         3,215,607
                                                            ====================   ===================    ===================


                                                                              MSF METLIFE MID CAP STOCK INDEX
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                   2015                  2014
                                                            --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends...........................................  $            304,358   $           279,811    $           242,087
                                                            --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges..................                90,731                92,534                 89,501
                                                            --------------------   -------------------    -------------------
           Net investment income (loss)...................               213,627               187,277                152,586
                                                            --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................             1,827,442             1,520,927              1,096,801
      Realized gains (losses) on sale of investments......               461,944               544,216                618,173
                                                            --------------------   -------------------    -------------------
           Net realized gains (losses)....................             2,289,386             2,065,143              1,714,974
                                                            --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments..             1,889,340           (2,899,011)                176,020
                                                            --------------------   -------------------    -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................             4,178,726             (833,868)              1,890,994
                                                            --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          4,392,353   $         (646,591)    $         2,043,580
                                                            ====================   ===================    ===================


                                                                                  MSF METLIFE STOCK INDEX
                                                                                        SUB-ACCOUNT
                                                            ------------------------------------------------------------------
                                                                    2016                   2015                   2014
                                                            --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $          3,384,362   $          3,084,335   $          2,913,065
                                                            --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               907,154                947,135                934,909
                                                            --------------------   --------------------   --------------------
           Net investment income (loss)...................             2,477,208              2,137,200              1,978,156
                                                            --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................             7,420,139              7,419,179              4,274,864
      Realized gains (losses) on sale of investments......             3,944,640              4,032,781              4,931,460
                                                            --------------------   --------------------   --------------------
           Net realized gains (losses)....................            11,364,779             11,451,960              9,206,324
                                                            --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments..             4,248,818           (12,442,865)              9,807,750
                                                            --------------------   --------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            15,613,597              (990,905)             19,014,074
                                                            --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         18,090,805   $          1,146,295   $         20,992,230
                                                            ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                 MSF MFS TOTAL RETURN
                                                                                      SUB-ACCOUNT
                                                            --------------------------------------------------------------
                                                                   2016                  2015                  2014
                                                            ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $        2,414,620   $         2,408,423   $         2,242,208
                                                            ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................             396,326               446,935               474,143
                                                            ------------------   -------------------   -------------------
          Net investment income (loss)....................           2,018,294             1,961,488             1,768,065
                                                            ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................           3,448,849                    --                    --
      Realized gains (losses) on sale of investments......           1,714,651             2,718,161             1,519,321
                                                            ------------------   -------------------   -------------------
          Net realized gains (losses).....................           5,163,500             2,718,161             1,519,321
                                                            ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..           (269,570)           (5,073,059)             4,052,426
                                                            ------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................           4,893,930           (2,354,898)             5,571,747
                                                            ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $        6,912,224   $         (393,410)   $         7,339,812
                                                            ==================   ===================   ===================


                                                                                     MSF MFS VALUE
                                                                                      SUB-ACCOUNT
                                                            --------------------------------------------------------------
                                                                   2016                  2015                  2014
                                                            ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $        1,647,469   $         1,991,501   $         1,200,678
                                                            ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................             366,963               377,090               371,656
                                                            ------------------   -------------------   -------------------
          Net investment income (loss)....................           1,280,506             1,614,411               829,022
                                                            ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................           6,571,572            11,442,150             3,350,088
      Realized gains (losses) on sale of investments......              74,860               628,124             1,009,235
                                                            ------------------   -------------------   -------------------
          Net realized gains (losses).....................           6,646,432            12,070,274             4,359,323
                                                            ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments..           1,578,916          (14,155,601)             1,856,671
                                                            ------------------   -------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................           8,225,348           (2,085,327)             6,215,994
                                                            ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $        9,505,854   $         (470,916)   $         7,045,016
                                                            ==================   ===================   ===================


                                                                                  MSF MSCI EAFE INDEX
                                                                                      SUB-ACCOUNT
                                                            --------------------------------------------------------------
                                                                   2016                  2015                  2014
                                                            -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $           293,731   $          404,844   $           343,225
                                                            -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               38,294               43,548                46,129
                                                            -------------------   ------------------   -------------------
          Net investment income (loss)....................              255,437              361,296               297,096
                                                            -------------------   ------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                   --                    --
      Realized gains (losses) on sale of investments......             (80,160)               52,447               120,400
                                                            -------------------   ------------------   -------------------
          Net realized gains (losses).....................             (80,160)               52,447               120,400
                                                            -------------------   ------------------   -------------------
      Change in unrealized gains (losses) on investments..             (75,944)            (567,631)           (1,251,623)
                                                            -------------------   ------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            (156,104)            (515,184)           (1,131,223)
                                                            -------------------   ------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $            99,333   $        (153,888)   $         (834,127)
                                                            ===================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                              MSF NEUBERGER BERMAN GENESIS
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                   2016                   2015                  2014
                                                            -------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $           228,662   $           213,902   $            204,703
                                                            -------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................              174,765               182,719                189,215
                                                            -------------------   -------------------   --------------------
           Net investment income (loss)...................               53,897                31,183                 15,488
                                                            -------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                    --                     --
      Realized gains (losses) on sale of investments......              814,366               746,240                583,021
                                                            -------------------   -------------------   --------------------
           Net realized gains (losses)....................              814,366               746,240                583,021
                                                            -------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..            7,403,119             (593,420)              (889,751)
                                                            -------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            8,217,485               152,820              (306,730)
                                                            -------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         8,271,382   $           184,003   $          (291,242)
                                                            ===================   ===================   ====================


                                                                                  MSF RUSSELL 2000 INDEX
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                   2015                  2014
                                                            --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $            306,455   $           284,381   $            275,683
                                                            --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................                87,016                91,460                 92,024
                                                            --------------------   -------------------   --------------------
           Net investment income (loss)...................               219,439               192,921                183,659
                                                            --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................             1,290,463             1,347,619                534,212
      Realized gains (losses) on sale of investments......               419,423               628,722                765,727
                                                            --------------------   -------------------   --------------------
           Net realized gains (losses)....................             1,709,886             1,976,341              1,299,939
                                                            --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..             2,467,895           (3,212,682)              (437,931)
                                                            --------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................             4,177,781           (1,236,341)                862,008
                                                            --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          4,397,220   $       (1,043,420)   $          1,045,667
                                                            ====================   ===================   ====================


                                                                           MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                   2016                   2015                  2014
                                                            -------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $            15,408   $            37,059   $             14,948
                                                            -------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................               99,658               105,514                 94,150
                                                            -------------------   -------------------   --------------------
           Net investment income (loss)...................             (84,250)              (68,455)               (79,202)
                                                            -------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................            3,208,475             4,740,522              1,707,063
      Realized gains (losses) on sale of investments......              264,849               649,692                702,900
                                                            -------------------   -------------------   --------------------
           Net realized gains (losses)....................            3,473,324             5,390,214              2,409,963
                                                            -------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments..          (3,089,136)           (2,713,075)              (236,911)
                                                            -------------------   -------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................              384,188             2,677,139              2,173,052
                                                            -------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $           299,938   $         2,608,684   $          2,093,850
                                                            ===================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                            MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                        SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                   2015                  2014
                                                            --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends...........................................  $             32,104   $            17,067    $             1,906
                                                            --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges..................                46,131                50,146                 45,080
                                                            --------------------   -------------------    -------------------
           Net investment income (loss)...................              (14,027)              (33,079)               (43,174)
                                                            --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................             1,529,031             1,071,724                850,277
      Realized gains (losses) on sale of investments......               298,846               356,823                420,568
                                                            --------------------   -------------------    -------------------
           Net realized gains (losses)....................             1,827,877             1,428,547              1,270,845
                                                            --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments..             (490,963)           (1,160,514)              (514,352)
                                                            --------------------   -------------------    -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................             1,336,914               268,033                756,493
                                                            --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $          1,322,887   $           234,954    $           713,319
                                                            ====================   ===================    ===================


                                                                MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                       SUB-ACCOUNT
                                                            -----------------------------------------------------------------
                                                                    2016                  2015                   2014
                                                            -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends...........................................  $           838,997   $            900,409   $            938,893
                                                            -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges..................              140,797                 60,308                 60,945
                                                            -------------------   --------------------   --------------------
           Net investment income (loss)...................              698,200                840,101                877,948
                                                            -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                     --                     --
      Realized gains (losses) on sale of investments......              133,070                 65,736                148,527
                                                            -------------------   --------------------   --------------------
           Net realized gains (losses)....................              133,070                 65,736                148,527
                                                            -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments..            2,121,992            (1,260,294)              (154,919)
                                                            -------------------   --------------------   --------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            2,255,062            (1,194,558)                (6,392)
                                                            -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $         2,953,262   $          (354,457)   $            871,556
                                                            ===================   ====================   ====================


                                                                      MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                       SUB-ACCOUNT
                                                            ----------------------------------------------------------------
                                                                   2016                   2015                   2014
                                                            -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends...........................................  $           190,757   $            133,780   $           123,677
                                                            -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges..................               21,418                 20,364                22,888
                                                            -------------------   --------------------   -------------------
           Net investment income (loss)...................              169,339                113,416               100,789
                                                            -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions.........................                   --                     --                    --
      Realized gains (losses) on sale of investments......              (6,136)                  2,510                 4,087
                                                            -------------------   --------------------   -------------------
           Net realized gains (losses)....................              (6,136)                  2,510                 4,087
                                                            -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments..             (99,424)              (102,188)                54,138
                                                            -------------------   --------------------   -------------------
      Net realized and changes in unrealized
        gains (losses) on investments.....................            (105,560)               (99,678)                58,225
                                                            -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations...................................  $            63,779   $             13,738   $           159,014
                                                            ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                                AMERICAN FUNDS BOND
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                  2015                   2014
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            142,738   $           163,789   $            178,280
   Net realized gains (losses).........................                66,006               213,832                 17,999
   Change in unrealized gains (losses) on investments..                97,581             (379,055)                317,789
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................               306,325               (1,434)                514,068
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               506,093               652,593                724,451
   Net transfers (including fixed account).............             (913,320)             1,161,852                507,178
   Policy charges......................................             (429,575)             (456,281)              (466,219)
   Transfers for policy benefits and terminations......           (1,038,825)             (646,502)              (674,521)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (1,875,627)               711,662                 90,889
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............           (1,569,302)               710,228                604,957
NET ASSETS:
   Beginning of year...................................            11,585,869            10,875,641             10,270,684
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         10,016,567   $        11,585,869   $         10,875,641
                                                         ====================   ===================   ====================

                                                                     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                  2014
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (56,754)   $         (216,059)   $          (149,805)
   Net realized gains (losses).........................             9,699,493             5,818,723              1,464,456
   Change in unrealized gains (losses) on investments..           (8,839,243)           (5,454,543)              (212,569)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................               803,496               148,121              1,102,082
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,093,259             3,489,635              4,009,235
   Net transfers (including fixed account).............             (980,322)             (787,220)            (1,784,111)
   Policy charges......................................           (2,326,685)           (2,582,894)            (2,733,427)
   Transfers for policy benefits and terminations......           (4,606,799)           (4,386,478)            (4,047,735)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (4,820,547)           (4,266,957)            (4,556,038)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............           (4,017,051)           (4,118,836)            (3,453,956)
NET ASSETS:
   Beginning of year...................................            55,069,238            59,188,074             62,642,030
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         51,052,187   $        55,069,238   $         59,188,074
                                                         ====================   ===================   ====================

                                                                               AMERICAN FUNDS GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2016                  2015                   2014
                                                         -------------------    -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           813,664    $           510,156   $           853,685
   Net realized gains (losses).........................           18,700,682             43,766,689            14,036,210
   Change in unrealized gains (losses) on investments..          (3,454,689)           (32,203,834)             (222,781)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           16,059,657             12,073,011            14,667,114
                                                         -------------------    -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            8,617,617              9,335,641            10,398,055
   Net transfers (including fixed account).............          (3,643,377)            (3,949,594)           (4,269,988)
   Policy charges......................................          (7,061,579)            (7,308,225)           (7,619,559)
   Transfers for policy benefits and terminations......         (14,510,664)           (10,739,912)          (10,768,409)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (16,598,003)           (12,662,090)          (12,259,901)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets.............            (538,346)              (589,079)             2,407,213
NET ASSETS:
   Beginning of year...................................          187,745,899            188,334,978           185,927,765
                                                         -------------------    -------------------   -------------------
   End of year.........................................  $       187,207,553    $       187,745,899   $       188,334,978
                                                         ===================    ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                            AMERICAN FUNDS GROWTH-INCOME
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                  2014
                                                         --------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,468,419   $         1,323,652    $         1,299,228
   Net realized gains (losses).........................            15,407,879            21,525,653              8,734,390
   Change in unrealized gains (losses) on investments..           (3,435,812)          (21,212,717)              2,737,001
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            13,440,486             1,636,588             12,770,619
                                                         --------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,750,293             6,344,250              6,812,867
   Net transfers (including fixed account).............           (2,034,020)           (1,974,791)                 30,708
   Policy charges......................................           (5,083,358)           (5,258,573)            (5,499,750)
   Transfers for policy benefits and terminations......           (9,666,221)           (6,588,509)            (7,654,331)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (11,033,306)           (7,477,623)            (6,310,506)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............             2,407,180           (5,841,035)              6,460,113
NET ASSETS:
   Beginning of year...................................           127,240,695           133,081,730            126,621,617
                                                         --------------------   -------------------    -------------------
   End of year.........................................  $        129,647,875   $       127,240,695    $       133,081,730
                                                         ====================   ===================    ===================

                                                                             FIDELITY VIP EQUITY-INCOME
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,813,273   $          2,788,734   $         2,550,433
   Net realized gains (losses).........................             5,949,530             10,220,062             2,321,443
   Change in unrealized gains (losses) on investments..             8,977,403           (17,793,231)             3,880,845
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            16,740,206            (4,784,435)             8,752,721
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             4,644,242              4,932,004             5,251,008
   Net transfers (including fixed account).............             (735,717)            (1,509,694)             (364,531)
   Policy charges......................................           (4,445,156)            (4,486,151)           (4,621,657)
   Transfers for policy benefits and terminations......           (6,228,082)            (6,225,154)           (7,201,709)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (6,764,713)            (7,288,995)           (6,936,889)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............             9,975,493           (12,073,430)             1,815,832
NET ASSETS:
   Beginning of year...................................           101,104,465            113,177,895           111,362,063
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $        111,079,958   $        101,104,465   $       113,177,895
                                                         ====================   ====================   ===================

                                                                          MIST CLARION GLOBAL REAL ESTATE
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                2016                   2015                   2014
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           405,824   $            809,091   $            321,104
   Net realized gains (losses).........................            (152,548)              (117,720)              (173,694)
   Change in unrealized gains (losses) on investments..             (70,662)            (1,012,918)              2,539,435
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              182,614              (321,547)              2,686,845
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,292,053              1,459,974              1,616,408
   Net transfers (including fixed account).............             (73,179)              (525,443)              (192,611)
   Policy charges......................................            (873,465)              (970,793)            (1,032,894)
   Transfers for policy benefits and terminations......          (1,826,085)            (1,747,785)            (1,454,332)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (1,480,676)            (1,784,047)            (1,063,429)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (1,298,062)            (2,105,594)              1,623,416
NET ASSETS:
   Beginning of year...................................           20,269,235             22,374,829             20,751,413
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $        18,971,173   $         20,269,235   $         22,374,829
                                                         ===================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                         MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                  2014
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             90,860   $            15,511   $           (67,193)
   Net realized gains (losses).........................               876,319             1,696,765                850,440
   Change in unrealized gains (losses) on investments..             (161,648)           (3,384,147)              4,989,799
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               805,531           (1,671,871)              5,773,046
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,802,617             2,037,715              1,850,590
   Net transfers (including fixed account).............             (197,931)           (1,434,115)             18,589,729
   Policy charges......................................           (1,697,902)           (1,862,671)            (1,588,695)
   Transfers for policy benefits and terminations......           (2,703,873)           (2,352,224)            (2,355,543)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,797,089)           (3,611,295)             16,496,081
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............           (1,991,558)           (5,283,166)             22,269,127
NET ASSETS:
   Beginning of year...................................            36,201,732            41,484,898             19,215,771
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         34,210,174   $        36,201,732   $         41,484,898
                                                         ====================   ===================   ====================

                                                                         MIST HARRIS OAKMARK INTERNATIONAL
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2016                   2015                  2014
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           862,036   $          1,453,028   $         1,220,960
   Net realized gains (losses).........................            1,927,794              4,790,886             5,996,231
   Change in unrealized gains (losses) on investments..              528,586            (8,476,331)          (10,494,661)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            3,318,416            (2,232,417)           (3,277,470)
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            2,250,191              2,468,340             2,804,264
   Net transfers (including fixed account).............          (1,518,525)              (284,165)             (206,799)
   Policy charges......................................          (1,758,891)            (1,968,295)           (2,112,073)
   Transfers for policy benefits and terminations......          (3,423,976)            (3,481,392)           (3,503,148)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (4,451,201)            (3,265,512)           (3,017,756)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............          (1,132,785)            (5,497,929)           (6,295,226)
NET ASSETS:
   Beginning of year...................................           46,182,700             51,680,629            57,975,855
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $        45,049,915   $         46,182,700   $        51,680,629
                                                         ===================   ====================   ===================

                                                                             MIST INVESCO MID CAP VALUE
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                  2014
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            147,796   $           111,425   $            109,101
   Net realized gains (losses).........................             1,515,268             1,974,110              6,214,492
   Change in unrealized gains (losses) on investments..             2,409,728           (4,874,326)            (3,309,860)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             4,072,792           (2,788,791)              3,013,733
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,330,850             1,459,597              1,761,471
   Net transfers (including fixed account).............             (791,542)             (785,119)            (1,002,971)
   Policy charges......................................           (1,128,332)           (1,243,950)            (1,323,636)
   Transfers for policy benefits and terminations......           (3,618,312)           (2,199,121)            (1,868,831)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,207,336)           (2,768,593)            (2,433,967)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............             (134,544)           (5,557,384)                579,766
NET ASSETS:
   Beginning of year...................................            28,131,429            33,688,813             33,109,047
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         27,996,885   $        28,131,429   $         33,688,813
                                                         ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                           MIST INVESCO SMALL CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                  2015                   2014
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (18,211)    $          (10,851)   $           (17,127)
   Net realized gains (losses).........................              741,333              1,292,467                750,683
   Change in unrealized gains (losses) on investments..            (235,196)            (1,360,893)              (364,505)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              487,926               (79,277)                369,051
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              215,725                232,586                242,661
   Net transfers (including fixed account).............            (123,748)                283,463                289,511
   Policy charges......................................            (204,220)              (219,593)              (216,683)
   Transfers for policy benefits and terminations......            (332,009)              (247,061)              (383,766)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (444,252)                 49,395               (68,277)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............               43,674               (29,882)                300,774
NET ASSETS:
   Beginning of year...................................            4,931,048              4,960,930              4,660,156
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $         4,974,722    $         4,931,048   $          4,960,930
                                                         ===================    ===================   ====================

                                                                      MIST MET/WELLINGTON LARGE CAP RESEARCH
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                  2015                   2014
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            98,888    $            32,696   $             28,314
   Net realized gains (losses).........................              502,778                507,934                121,175
   Change in unrealized gains (losses) on investments..            (239,361)              (345,351)                394,428
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              362,305                195,279                543,917
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              169,381                195,412                197,261
   Net transfers (including fixed account).............            (105,208)                173,894                403,149
   Policy charges......................................            (188,574)              (190,411)              (177,443)
   Transfers for policy benefits and terminations......            (666,289)              (357,770)              (165,119)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (790,690)              (178,875)                257,848
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............            (428,385)                 16,404                801,765
NET ASSETS:
   Beginning of year...................................            4,512,684              4,496,280              3,694,515
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $         4,084,299    $         4,512,684   $          4,496,280
                                                         ===================    ===================   ====================

                                                                          MIST METLIFE ASSET ALLOCATION 100
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          8,473,171   $          4,547,584   $         1,715,082
   Net realized gains (losses).........................            56,376,554             40,808,715             6,896,229
   Change in unrealized gains (losses) on investments..          (29,014,440)           (54,948,691)            13,478,025
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            35,835,285            (9,592,392)            22,089,336
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            18,396,414             19,753,543            21,241,606
   Net transfers (including fixed account).............           (3,758,087)            (4,371,744)           (3,812,813)
   Policy charges......................................          (15,533,789)           (16,063,957)          (16,420,481)
   Transfers for policy benefits and terminations......          (29,017,592)           (28,709,175)          (37,088,141)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (29,913,054)           (29,391,333)          (36,079,829)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............             5,922,231           (38,983,725)          (13,990,493)
NET ASSETS:
   Beginning of year...................................           442,283,603            481,267,328           495,257,821
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $        448,205,834   $        442,283,603   $       481,267,328
                                                         ====================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                         MIST MFS RESEARCH INTERNATIONAL
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2016                  2015                  2014
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,342,251   $         2,206,415   $         1,876,890
   Net realized gains (losses).........................          (1,301,141)             (358,795)             (189,330)
   Change in unrealized gains (losses) on investments..          (1,088,295)           (3,283,040)           (8,618,217)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................          (1,047,185)           (1,435,420)           (6,930,657)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            4,432,686             4,906,208             5,201,885
   Net transfers (including fixed account).............            (873,396)           (1,312,509)           (2,230,246)
   Policy charges......................................          (2,996,678)           (3,299,792)           (3,676,895)
   Transfers for policy benefits and terminations......          (6,831,885)           (5,168,162)           (6,150,554)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (6,269,273)           (4,874,255)           (6,855,810)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............          (7,316,458)           (6,309,675)          (13,786,467)
NET ASSETS:
   Beginning of year...................................           82,034,076            88,343,751           102,130,218
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        74,717,618   $        82,034,076   $        88,343,751
                                                         ===================   ===================   ===================

                                                                       MIST MORGAN STANLEY MID CAP GROWTH
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2016                  2015                  2014
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (85,864)   $         (102,953)   $          (95,407)
   Net realized gains (losses).........................              691,611               506,288               662,160
   Change in unrealized gains (losses) on investments..          (2,361,577)           (1,536,112)             (397,027)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................          (1,755,830)           (1,132,777)               169,726
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,246,656             1,343,581             1,452,581
   Net transfers (including fixed account).............            (398,094)              (60,648)             (295,528)
   Policy charges......................................            (874,619)             (937,258)             (988,050)
   Transfers for policy benefits and terminations......          (1,714,775)           (1,038,065)           (1,653,280)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (1,740,832)             (692,390)           (1,484,277)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............          (3,496,662)           (1,825,167)           (1,314,551)
NET ASSETS:
   Beginning of year...................................           20,391,037            22,216,204            23,530,755
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        16,894,375   $        20,391,037   $        22,216,204
                                                         ===================   ===================   ===================

                                                                          MIST OPPENHEIMER GLOBAL EQUITY
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2016                   2015                  2014
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            73,527   $            95,962   $            77,784
   Net realized gains (losses).........................              682,958               679,826               544,063
   Change in unrealized gains (losses) on investments..            (812,338)             (388,733)             (412,091)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             (55,853)               387,055               209,756
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              425,689               455,265               456,914
   Net transfers (including fixed account).............          (1,019,733)             (117,266)               194,701
   Policy charges......................................            (353,349)             (402,217)             (407,045)
   Transfers for policy benefits and terminations......            (656,655)             (474,883)             (634,979)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (1,604,048)             (539,101)             (390,409)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............          (1,659,901)             (152,046)             (180,653)
NET ASSETS:
   Beginning of year...................................            9,779,368             9,931,414            10,112,067
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $         8,119,467   $         9,779,368   $         9,931,414
                                                         ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                       MIST PIMCO INFLATION PROTECTED BOND
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2016                  2015                  2014
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         (38,766)   $           557,201   $           205,404
   Net realized gains (losses).........................           (149,855)             (227,489)             (251,589)
   Change in unrealized gains (losses) on investments..             697,468             (688,348)               467,838
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             508,847             (358,636)               421,653
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             699,671               808,578               939,229
   Net transfers (including fixed account).............           (282,341)             (891,282)             (385,418)
   Policy charges......................................           (648,405)             (678,748)             (775,426)
   Transfers for policy benefits and terminations......           (555,228)             (866,857)           (1,400,811)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (786,303)           (1,628,309)           (1,622,426)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           (277,456)           (1,986,945)           (1,200,773)
NET ASSETS:
   Beginning of year...................................          10,678,547            12,665,492            13,866,265
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $       10,401,091   $        10,678,547   $        12,665,492
                                                         ==================   ===================   ===================

                                                                             MIST PIMCO TOTAL RETURN
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2016                  2015                  2014
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $        1,414,388   $         3,054,022   $         2,978,539
   Net realized gains (losses).........................           (257,838)             1,751,018              (10,209)
   Change in unrealized gains (losses) on investments..             286,625           (4,222,833)             2,372,512
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           1,443,175               582,207             5,340,842
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           3,243,750             3,782,627             4,256,099
   Net transfers (including fixed account).............            (79,722)          (64,140,596)           (2,935,565)
   Policy charges......................................         (2,703,606)           (2,893,195)           (3,715,219)
   Transfers for policy benefits and terminations......         (4,303,289)           (3,982,262)           (5,367,067)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (3,842,867)          (67,233,426)           (7,761,752)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............         (2,399,692)          (66,651,219)           (2,420,910)
NET ASSETS:
   Beginning of year...................................          57,546,966           124,198,185           126,619,095
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $       55,147,274   $        57,546,966   $       124,198,185
                                                         ==================   ===================   ===================

                                                                         MIST SSGA GROWTH AND INCOME ETF
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2016                  2015                  2014
                                                         -------------------   ------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           190,794   $          199,783   $           244,621
   Net realized gains (losses).........................              457,112              625,532             1,029,181
   Change in unrealized gains (losses) on investments..            (175,155)          (1,001,966)             (624,474)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              472,751            (176,651)               649,328
                                                         -------------------   ------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              317,027              350,785               461,700
   Net transfers (including fixed account).............               46,148            (336,774)           (1,818,355)
   Policy charges......................................            (363,699)            (398,534)             (441,270)
   Transfers for policy benefits and terminations......            (282,032)            (941,402)           (1,058,171)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (282,556)          (1,325,925)           (2,856,096)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets.............              190,195          (1,502,576)           (2,206,768)
NET ASSETS:
   Beginning of year...................................            8,213,294            9,715,870            11,922,638
                                                         -------------------   ------------------   -------------------
   End of year.........................................  $         8,403,489   $        8,213,294   $         9,715,870
                                                         ===================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                               MIST SSGA GROWTH ETF
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                  2015                   2014
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            179,076   $           184,837   $            175,205
   Net realized gains (losses).........................               513,972               504,969                711,828
   Change in unrealized gains (losses) on investments..             (130,842)             (911,232)              (429,098)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               562,206             (221,426)                457,935
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               416,801               446,271                712,443
   Net transfers (including fixed account).............             (108,015)               336,655            (1,132,668)
   Policy charges......................................             (250,367)             (262,837)              (248,347)
   Transfers for policy benefits and terminations......             (281,504)             (910,108)              (262,723)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (223,085)             (390,019)              (931,295)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............               339,121             (611,445)              (473,360)
NET ASSETS:
   Beginning of year...................................             8,538,265             9,149,710              9,623,070
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $          8,877,386   $         8,538,265   $          9,149,710
                                                         ====================   ===================   ====================

                                                                         MIST T. ROWE PRICE MID CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2016                   2015                  2014
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         (125,148)   $          (134,819)   $         (121,956)
   Net realized gains (losses).........................            5,273,356              6,401,725             3,987,925
   Change in unrealized gains (losses) on investments..          (3,172,820)            (4,086,677)                13,875
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            1,975,388              2,180,229             3,879,844
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,190,007              1,288,965             1,484,261
   Net transfers (including fixed account).............            (197,531)                557,719             (103,742)
   Policy charges......................................          (1,139,173)            (1,170,217)           (1,151,868)
   Transfers for policy benefits and terminations......          (3,048,146)            (2,243,126)           (1,869,317)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (3,194,843)            (1,566,659)           (1,640,666)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............          (1,219,455)                613,570             2,239,178
NET ASSETS:
   Beginning of year...................................           34,859,918             34,246,348            32,007,170
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $        33,640,463   $         34,859,918   $        34,246,348
                                                         ===================   ====================   ===================

                                                                      MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                  2015                   2014
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            257,489   $           292,842   $            233,008
   Net realized gains (losses).........................              (72,904)              (12,050)                (3,310)
   Change in unrealized gains (losses) on investments..               858,474             (780,013)            (1,060,104)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,043,059             (499,221)              (830,406)
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,465,238             1,578,118              1,771,579
   Net transfers (including fixed account).............             (278,947)               137,614              (151,871)
   Policy charges......................................             (956,088)             (994,246)            (1,133,974)
   Transfers for policy benefits and terminations......           (1,279,126)           (1,310,279)            (1,787,736)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,048,923)             (588,793)            (1,302,002)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............               (5,864)           (1,088,014)            (2,132,408)
NET ASSETS:
   Beginning of year...................................            21,457,780            22,545,794             24,678,202
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         21,451,916   $        21,457,780   $         22,545,794
                                                         ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                         MSF BARCLAYS AGGREGATE BOND INDEX
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2016                   2015                  2014
                                                         -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         4,086,000   $         4,189,060   $          4,272,700
   Net realized gains (losses).........................               24,674                 8,045                  1,727
   Change in unrealized gains (losses) on investments..            (783,672)           (3,887,571)              3,887,055
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            3,327,002               309,534              8,161,482
                                                         -------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,305,177             1,352,213              1,613,792
   Net transfers (including fixed account).............            2,846,528             (385,112)            (1,403,090)
   Policy charges......................................          (2,368,667)           (2,240,992)            (2,213,395)
   Transfers for policy benefits and terminations......          (1,581,869)           (2,518,513)            (1,796,914)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................              201,169           (3,792,404)            (3,799,607)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............            3,528,171           (3,482,870)              4,361,875
NET ASSETS:
   Beginning of year...................................          144,260,614           147,743,484            143,381,609
                                                         -------------------   -------------------   --------------------
   End of year.........................................  $       147,788,785   $       144,260,614   $        147,743,484
                                                         ===================   ===================   ====================

                                                                             MSF BLACKROCK BOND INCOME
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2016                  2015                   2014
                                                         --------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          4,216,332   $         5,065,894   $         2,497,394
   Net realized gains (losses).........................              (99,177)             1,557,417                39,837
   Change in unrealized gains (losses) on investments..              (37,010)           (6,716,514)             2,773,778
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             4,080,145              (93,203)             5,311,009
                                                         --------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             4,626,451             4,899,695             5,282,413
   Net transfers (including fixed account).............             (240,995)            62,501,658                67,277
   Policy charges......................................           (4,466,664)           (4,374,013)           (3,736,093)
   Transfers for policy benefits and terminations......           (5,426,268)           (4,753,155)           (6,620,661)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (5,507,476)            58,274,185           (5,007,064)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           (1,427,331)            58,180,982               303,945
NET ASSETS:
   Beginning of year...................................           141,507,284            83,326,302            83,022,357
                                                         --------------------   -------------------   -------------------
   End of year.........................................  $        140,079,953   $       141,507,284   $        83,326,302
                                                         ====================   ===================   ===================

                                                                        MSF BLACKROCK CAPITAL APPRECIATION
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2016                   2015                  2014
                                                         -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         (916,597)   $       (1,009,066)   $          (873,092)
   Net realized gains (losses).........................           18,675,024            36,765,254              7,377,063
   Change in unrealized gains (losses) on investments..         (18,964,285)          (25,883,426)              7,124,928
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................          (1,205,858)             9,872,762             13,628,899
                                                         -------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            8,103,309             8,543,156              9,477,526
   Net transfers (including fixed account).............          (1,179,307)           (2,813,748)            (1,515,039)
   Policy charges......................................          (7,619,860)           (7,831,810)            (7,803,770)
   Transfers for policy benefits and terminations......         (11,643,226)          (10,667,234)           (14,658,872)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (12,339,084)          (12,769,636)           (14,500,155)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............         (13,544,942)           (2,896,874)              (871,256)
NET ASSETS:
   Beginning of year...................................          173,545,194           176,442,068            177,313,324
                                                         -------------------   -------------------   --------------------
   End of year.........................................  $       160,000,252   $       173,545,194   $        176,442,068
                                                         ===================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                          MSF BLACKROCK LARGE CAP VALUE
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2016                  2015                   2014
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           168,566   $           197,393   $           118,983
   Net realized gains (losses).........................              675,546               910,350             2,926,427
   Change in unrealized gains (losses) on investments..            1,265,299           (1,922,096)           (1,868,414)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            2,109,411             (814,353)             1,176,996
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              705,978               669,805               678,819
   Net transfers (including fixed account).............              302,229              (88,139)               406,957
   Policy charges......................................            (518,287)             (546,852)             (547,626)
   Transfers for policy benefits and terminations......            (859,512)             (806,748)             (870,593)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (369,592)             (771,934)             (332,443)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            1,739,819           (1,586,287)               844,553
NET ASSETS:
   Beginning of year...................................           11,745,103            13,331,390            12,486,837
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        13,484,922   $        11,745,103   $        13,331,390
                                                         ===================   ===================   ===================

                                                                       MSF BLACKROCK ULTRA-SHORT TERM BOND
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2016                  2015                  2014
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         (141,963)   $         (191,668)   $         (214,315)
   Net realized gains (losses).........................                9,092                    --                    --
   Change in unrealized gains (losses) on investments..              112,215                    --                    --
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             (20,656)             (191,668)             (214,315)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            4,444,824             4,510,636             4,779,211
   Net transfers (including fixed account).............            5,829,786             7,265,137             5,262,234
   Policy charges......................................          (4,283,475)           (4,309,821)           (4,198,589)
   Transfers for policy benefits and terminations......          (7,123,367)          (12,887,521)          (11,232,290)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (1,132,232)           (5,421,569)           (5,389,434)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............          (1,152,888)           (5,613,237)           (5,603,749)
NET ASSETS:
   Beginning of year...................................           43,023,455            48,636,692            54,240,441
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        41,870,567   $        43,023,455   $        48,636,692
                                                         ===================   ===================   ===================

                                                                            MSF FRONTIER MID CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2016                  2015                  2014
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (14,337)   $          (17,379)   $          (14,994)
   Net realized gains (losses).........................              509,325               822,294               456,118
   Change in unrealized gains (losses) on investments..            (312,138)             (705,077)               (1,763)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              182,850                99,838               439,361
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              214,332               235,444               261,371
   Net transfers (including fixed account).............            (388,604)             (173,987)               401,492
   Policy charges......................................            (164,534)             (197,367)             (197,581)
   Transfers for policy benefits and terminations......            (404,941)             (255,481)             (110,625)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (743,747)             (391,391)               354,657
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            (560,897)             (291,553)               794,018
NET ASSETS:
   Beginning of year...................................            4,291,520             4,583,073             3,789,055
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $         3,730,623   $         4,291,520   $         4,583,073
                                                         ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                                MSF JENNISON GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2016                  2015                   2014
                                                         --------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (11,384)   $          (15,940)   $          (15,188)
   Net realized gains (losses).........................             1,757,364             2,314,447               877,888
   Change in unrealized gains (losses) on investments..           (1,802,514)           (1,073,597)                90,965
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              (56,534)             1,224,910               953,665
                                                         --------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               530,300               551,848               620,926
   Net transfers (including fixed account).............              (55,539)             1,613,904               240,941
   Policy charges......................................             (485,570)             (476,994)             (468,829)
   Transfers for policy benefits and terminations......             (745,105)             (985,328)             (544,551)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................             (755,914)               703,430             (151,513)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............             (812,448)             1,928,340               802,152
NET ASSETS:
   Beginning of year...................................            13,947,853            12,019,513            11,217,361
                                                         --------------------   -------------------   -------------------
   End of year.........................................  $         13,135,405   $        13,947,853   $        12,019,513
                                                         ====================   ===================   ===================

                                                                         MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2016                   2015                  2014
                                                         -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         (283,948)   $         (559,781)   $          (736,734)
   Net realized gains (losses).........................           13,377,144            21,456,644             23,009,849
   Change in unrealized gains (losses) on investments..           10,188,731          (23,407,147)           (17,796,250)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           23,281,927           (2,510,284)              4,476,865
                                                         -------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            5,015,247             5,359,431              5,865,138
   Net transfers (including fixed account).............          (1,776,033)           (2,549,482)            (2,432,797)
   Policy charges......................................          (5,264,668)           (5,408,724)            (5,556,951)
   Transfers for policy benefits and terminations......          (9,243,487)           (9,075,409)            (9,269,918)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (11,268,941)          (11,674,184)           (11,394,528)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............           12,012,986          (14,184,468)            (6,917,663)
NET ASSETS:
   Beginning of year...................................          134,210,212           148,394,680            155,312,343
                                                         -------------------   -------------------   --------------------
   End of year.........................................  $       146,223,198   $       134,210,212   $        148,394,680
                                                         ===================   ===================   ====================

                                                                        MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2016                   2015                  2014
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (28,707)   $          (34,214)   $          (34,251)
   Net realized gains (losses).........................              949,748             1,584,054             1,439,883
   Change in unrealized gains (losses) on investments..            (468,063)           (1,413,526)           (1,349,918)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              452,978               136,314                55,714
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              440,544               474,946               570,208
   Net transfers (including fixed account).............            (255,707)             (552,274)             (246,834)
   Policy charges......................................            (322,215)             (350,964)             (368,871)
   Transfers for policy benefits and terminations......            (804,053)             (480,891)             (407,017)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (941,431)             (909,183)             (452,514)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            (488,453)             (772,869)             (396,800)
NET ASSETS:
   Beginning of year...................................            8,611,117             9,383,986             9,780,786
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $         8,122,664   $         8,611,117   $         9,383,986
                                                         ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                            MSF MET/ARTISAN MID CAP VALUE
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                  2014
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            667,772   $           809,694   $            335,514
   Net realized gains (losses).........................            11,522,920            15,178,182              2,109,078
   Change in unrealized gains (losses) on investments..             8,674,984          (26,681,224)              (694,261)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            20,865,676          (10,693,348)              1,750,331
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,398,226             5,718,666              6,160,853
   Net transfers (including fixed account).............           (1,895,875)           (1,928,983)            (1,537,125)
   Policy charges......................................           (4,281,611)           (4,330,604)            (4,650,199)
   Transfers for policy benefits and terminations......           (6,246,121)           (7,130,509)            (7,593,031)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (7,025,381)           (7,671,430)            (7,619,502)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............            13,840,295          (18,364,778)            (5,869,171)
NET ASSETS:
   Beginning of year...................................            96,981,113           115,345,891            121,215,062
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $        110,821,408   $        96,981,113   $        115,345,891
                                                         ====================   ===================   ====================

                                                                            MSF MET/WELLINGTON BALANCED
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2016                   2015                   2014
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           149,898   $             95,235   $            75,894
   Net realized gains (losses).........................              292,790              1,072,007                53,787
   Change in unrealized gains (losses) on investments..             (41,629)            (1,053,965)               319,418
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................              401,059                113,277               449,099
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              243,195                283,417               205,938
   Net transfers (including fixed account).............              641,907                719,996               798,064
   Policy charges......................................            (260,624)              (223,303)             (201,305)
   Transfers for policy benefits and terminations......            (381,596)               (77,057)             (282,505)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              242,882                703,053               520,192
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............              643,941                816,330               969,291
NET ASSETS:
   Beginning of year...................................            6,124,316              5,307,986             4,338,695
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $         6,768,257   $          6,124,316   $         5,307,986
                                                         ===================   ====================   ===================

                                                                   MSF MET/WELLINGTON CORE EQUITY OPPORTUNITIES
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2016                   2015                  2014
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         2,909,999   $          3,415,829   $           589,677
   Net realized gains (losses).........................           12,030,256             95,028,191            30,768,419
   Change in unrealized gains (losses) on investments..            1,900,347           (93,484,821)           (5,748,917)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................           16,840,602              4,959,199            25,609,179
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           12,047,259             13,172,978            14,681,754
   Net transfers (including fixed account).............          (4,192,428)            (6,382,542)           (6,810,724)
   Policy charges......................................         (11,350,943)           (11,244,217)          (11,623,943)
   Transfers for policy benefits and terminations......         (18,463,422)           (16,904,492)          (18,879,079)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................         (21,959,534)           (21,358,273)          (22,631,992)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............          (5,118,932)           (16,399,074)             2,977,187
NET ASSETS:
   Beginning of year...................................          257,348,089            273,747,163           270,769,976
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $       252,229,157   $        257,348,089   $       273,747,163
                                                         ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                            MSF METLIFE ASSET ALLOCATION 20
                                                                                      SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             302,176   $            201,666   $             327,409
   Net realized gains (losses).........................                 98,647                312,083                 421,185
   Change in unrealized gains (losses) on investments..                 28,903              (571,423)               (366,032)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                429,726               (57,674)                 382,562
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                289,036                720,669                 490,253
   Net transfers (including fixed account).............              (134,405)              1,126,129                 805,101
   Policy charges......................................              (462,688)              (508,669)               (486,036)
   Transfers for policy benefits and terminations......            (3,492,624)              (613,496)               (492,062)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (3,800,681)                724,633                 317,256
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............            (3,370,955)                666,959                 699,818
NET ASSETS:
   Beginning of year...................................             10,023,009              9,356,050               8,656,232
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $           6,652,054   $         10,023,009   $           9,356,050
                                                         =====================   ====================   =====================

                                                                           MSF METLIFE ASSET ALLOCATION 40
                                                                                     SUB-ACCOUNT
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            432,326   $             27,888    $            394,083
   Net realized gains (losses).........................               750,748                928,183                 831,625
   Change in unrealized gains (losses) on investments..             (491,571)            (1,054,649)               (542,364)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               691,503               (98,578)                 683,344
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               532,758                598,398                 765,366
   Net transfers (including fixed account).............           (1,244,483)                127,535                 370,741
   Policy charges......................................             (642,684)              (745,470)               (792,600)
   Transfers for policy benefits and terminations......           (1,280,861)            (1,706,842)             (1,144,638)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,635,270)            (1,726,379)               (801,131)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............           (1,943,767)            (1,824,957)               (117,787)
NET ASSETS:
   Beginning of year...................................            12,397,680             14,222,637              14,340,424
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $         10,453,913   $         12,397,680    $         14,222,637
                                                         ====================   ====================    ====================

                                                                            MSF METLIFE ASSET ALLOCATION 60
                                                                                      SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           1,431,218   $            222,507   $           1,096,785
   Net realized gains (losses).........................              4,401,297              4,808,646               3,050,412
   Change in unrealized gains (losses) on investments..            (2,671,803)            (5,588,587)             (1,446,767)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              3,160,712              (557,434)               2,700,430
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              2,259,572              2,698,867               2,902,889
   Net transfers (including fixed account).............              1,002,293              1,373,348               1,793,524
   Policy charges......................................            (2,230,314)            (2,487,104)             (2,660,149)
   Transfers for policy benefits and terminations......            (4,242,307)            (9,110,673)             (4,015,010)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (3,210,756)            (7,525,562)             (1,978,746)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............               (50,044)            (8,082,996)                 721,684
NET ASSETS:
   Beginning of year...................................             47,691,445             55,774,441              55,052,757
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $          47,641,401   $         47,691,445   $          55,774,441
                                                         =====================   ====================   =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                           MSF METLIFE ASSET ALLOCATION 80
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                  2014
                                                         --------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,753,333   $           153,187    $           988,863
   Net realized gains (losses).........................             7,695,232             3,658,672              1,467,212
   Change in unrealized gains (losses) on investments..           (4,769,332)           (4,915,159)                759,532
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             4,679,233           (1,103,300)              3,215,607
                                                         --------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,566,721             4,032,329              4,534,850
   Net transfers (including fixed account).............             (349,239)               584,532               (31,623)
   Policy charges......................................           (2,551,073)           (2,682,274)            (2,819,864)
   Transfers for policy benefits and terminations......           (4,905,189)           (3,202,800)            (4,864,897)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,238,780)           (1,268,213)            (3,181,534)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............               440,453           (2,371,513)                 34,073
NET ASSETS:
   Beginning of year...................................            60,141,541            62,513,054             62,478,981
                                                         --------------------   -------------------    -------------------
   End of year.........................................  $         60,581,994   $        60,141,541    $        62,513,054
                                                         ====================   ===================    ===================

                                                                           MSF METLIFE MID CAP STOCK INDEX
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                  2014
                                                         --------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            213,627   $           187,277    $           152,586
   Net realized gains (losses).........................             2,289,386             2,065,143              1,714,974
   Change in unrealized gains (losses) on investments..             1,889,340           (2,899,011)                176,020
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             4,392,353             (646,591)              2,043,580
                                                         --------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               934,167             1,038,906              1,200,198
   Net transfers (including fixed account).............               118,281               583,456                264,429
   Policy charges......................................             (894,511)             (916,783)              (938,151)
   Transfers for policy benefits and terminations......           (1,617,123)           (1,537,976)            (1,655,699)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,459,186)             (832,397)            (1,129,223)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............             2,933,167           (1,478,988)                914,357
NET ASSETS:
   Beginning of year...................................            22,878,053            24,357,041             23,442,684
                                                         --------------------   -------------------    -------------------
   End of year.........................................  $         25,811,220   $        22,878,053    $        24,357,041
                                                         ====================   ===================    ===================

                                                                               MSF METLIFE STOCK INDEX
                                                                                     SUB-ACCOUNT
                                                         ------------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          2,477,208   $          2,137,200   $          1,978,156
   Net realized gains (losses).........................            11,364,779             11,451,960              9,206,324
   Change in unrealized gains (losses) on investments..             4,248,818           (12,442,865)              9,807,750
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            18,090,805              1,146,295             20,992,230
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             7,114,680              7,622,007              8,265,650
   Net transfers (including fixed account).............           (1,432,556)            (1,151,182)              (912,040)
   Policy charges......................................           (8,246,436)            (8,178,685)            (8,129,246)
   Transfers for policy benefits and terminations......           (9,631,621)            (8,761,527)           (12,647,884)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (12,195,933)           (10,469,387)           (13,423,520)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             5,894,872            (9,323,092)              7,568,710
NET ASSETS:
   Beginning of year...................................           171,491,796            180,814,888            173,246,178
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        177,386,668   $        171,491,796   $        180,814,888
                                                         ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                              MSF MFS TOTAL RETURN
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2016                  2015                  2014
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $        2,018,294   $         1,961,488   $         1,768,065
   Net realized gains (losses).........................           5,163,500             2,718,161             1,519,321
   Change in unrealized gains (losses) on investments..           (269,570)           (5,073,059)             4,052,426
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           6,912,224             (393,410)             7,339,812
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           3,768,351             4,384,738             4,770,704
   Net transfers (including fixed account).............         (1,712,132)           (7,025,315)             (695,770)
   Policy charges......................................         (3,760,979)           (4,281,913)           (4,894,210)
   Transfers for policy benefits and terminations......         (6,200,916)           (4,433,748)           (5,348,977)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (7,905,676)          (11,356,238)           (6,168,253)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           (993,452)          (11,749,648)             1,171,559
NET ASSETS:
   Beginning of year...................................          83,401,656            95,151,304            93,979,745
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $       82,408,204   $        83,401,656   $        95,151,304
                                                         ==================   ===================   ===================

                                                                                  MSF MFS VALUE
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2016                  2015                  2014
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $        1,280,506   $         1,614,411   $           829,022
   Net realized gains (losses).........................           6,646,432            12,070,274             4,359,323
   Change in unrealized gains (losses) on investments..           1,578,916          (14,155,601)             1,856,671
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           9,505,854             (470,916)             7,045,016
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           3,447,044             3,757,458             3,928,318
   Net transfers (including fixed account).............             640,829             (452,536)               269,138
   Policy charges......................................         (3,278,145)           (3,283,212)           (3,296,331)
   Transfers for policy benefits and terminations......         (4,328,910)           (3,324,555)           (3,767,533)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (3,519,182)           (3,302,845)           (2,866,408)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           5,986,672           (3,773,761)             4,178,608
NET ASSETS:
   Beginning of year...................................          71,207,841            74,981,602            70,802,994
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $       77,194,513   $        71,207,841   $        74,981,602
                                                         ==================   ===================   ===================

                                                                               MSF MSCI EAFE INDEX
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2016                  2015                  2014
                                                         -------------------   ------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           255,437   $          361,296   $           297,096
   Net realized gains (losses).........................             (80,160)               52,447               120,400
   Change in unrealized gains (losses) on investments..             (75,944)            (567,631)           (1,251,623)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................               99,333            (153,888)             (834,127)
                                                         -------------------   ------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              635,310              656,528               696,246
   Net transfers (including fixed account).............            (163,923)              163,200                50,926
   Policy charges......................................            (442,050)            (463,081)             (546,316)
   Transfers for policy benefits and terminations......            (685,262)            (829,576)             (915,366)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (655,925)            (472,929)             (714,510)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets.............            (556,592)            (626,817)           (1,548,637)
NET ASSETS:
   Beginning of year...................................           11,628,763           12,255,580            13,804,217
                                                         -------------------   ------------------   -------------------
   End of year.........................................  $        11,072,171   $       11,628,763   $        12,255,580
                                                         ===================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                           MSF NEUBERGER BERMAN GENESIS
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2016                   2015                  2014
                                                         -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            53,897   $            31,183   $             15,488
   Net realized gains (losses).........................              814,366               746,240                583,021
   Change in unrealized gains (losses) on investments..            7,403,119             (593,420)              (889,751)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            8,271,382               184,003              (291,242)
                                                         -------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            2,869,202             3,090,348              3,353,023
   Net transfers (including fixed account).............            (493,292)           (1,039,183)              (966,030)
   Policy charges......................................          (2,252,111)           (2,259,532)            (2,320,034)
   Transfers for policy benefits and terminations......          (3,495,598)           (3,344,090)            (3,679,305)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (3,371,799)           (3,552,457)            (3,612,346)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............            4,899,583           (3,368,454)            (3,903,588)
NET ASSETS:
   Beginning of year...................................           47,523,523            50,891,977             54,795,565
                                                         -------------------   -------------------   --------------------
   End of year.........................................  $        52,423,106   $        47,523,523   $         50,891,977
                                                         ===================   ===================   ====================

                                                                               MSF RUSSELL 2000 INDEX
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                  2014
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            219,439   $           192,921   $            183,659
   Net realized gains (losses).........................             1,709,886             1,976,341              1,299,939
   Change in unrealized gains (losses) on investments..             2,467,895           (3,212,682)              (437,931)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             4,397,220           (1,043,420)              1,045,667
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               997,329             1,050,223              1,158,374
   Net transfers (including fixed account).............                92,123               371,172              (247,507)
   Policy charges......................................             (860,533)             (914,079)              (953,653)
   Transfers for policy benefits and terminations......           (1,173,331)           (1,574,631)            (1,676,849)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................             (944,412)           (1,067,315)            (1,719,635)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............             3,452,808           (2,110,735)              (673,968)
NET ASSETS:
   Beginning of year...................................            21,878,710            23,989,445             24,663,413
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         25,331,518   $        21,878,710   $         23,989,445
                                                         ====================   ===================   ====================

                                                                        MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2016                   2015                  2014
                                                         -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (84,250)   $          (68,455)   $           (79,202)
   Net realized gains (losses).........................            3,473,324             5,390,214              2,409,963
   Change in unrealized gains (losses) on investments..          (3,089,136)           (2,713,075)              (236,911)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              299,938             2,608,684              2,093,850
                                                         -------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,181,585             1,296,276              1,350,199
   Net transfers (including fixed account).............             (15,225)               575,374                513,688
   Policy charges......................................          (1,011,886)           (1,076,437)            (1,019,697)
   Transfers for policy benefits and terminations......          (1,564,876)           (1,415,513)            (1,505,494)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (1,410,402)             (620,300)              (661,304)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............          (1,110,464)             1,988,384              1,432,546
NET ASSETS:
   Beginning of year...................................           27,823,670            25,835,286             24,402,740
                                                         -------------------   -------------------   --------------------
   End of year.........................................  $        26,713,206   $        27,823,670   $         25,835,286
                                                         ===================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                         MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                  2014
                                                         --------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (14,027)   $          (33,079)    $          (43,174)
   Net realized gains (losses).........................             1,827,877             1,428,547              1,270,845
   Change in unrealized gains (losses) on investments..             (490,963)           (1,160,514)              (514,352)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,322,887               234,954                713,319
                                                         --------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               390,648               430,528                568,657
   Net transfers (including fixed account).............               (9,996)             1,482,639              (212,382)
   Policy charges......................................             (427,583)             (430,119)              (401,914)
   Transfers for policy benefits and terminations......           (1,937,552)             (830,376)              (577,442)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,984,483)               652,672              (623,081)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............             (661,596)               887,626                 90,238
NET ASSETS:
   Beginning of year...................................            12,588,018            11,700,392             11,610,154
                                                         --------------------   -------------------    -------------------
   End of year.........................................  $         11,926,422   $        12,588,018    $        11,700,392
                                                         ====================   ===================    ===================

                                                             MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2016                  2015                   2014
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           698,200   $            840,101   $            877,948
   Net realized gains (losses).........................              133,070                 65,736                148,527
   Change in unrealized gains (losses) on investments..            2,121,992            (1,260,294)              (154,919)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            2,953,262              (354,457)                871,556
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            2,294,370                833,570                931,065
   Net transfers (including fixed account).............           35,550,228                229,203                764,766
   Policy charges......................................          (1,746,853)              (674,526)              (682,305)
   Transfers for policy benefits and terminations......          (4,108,733)              (831,296)            (1,025,510)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           31,989,012              (443,049)               (11,984)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           34,942,274              (797,506)                859,572
NET ASSETS:
   Beginning of year...................................           17,231,896             18,029,402             17,169,830
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $        52,174,170   $         17,231,896   $         18,029,402
                                                         ===================   ====================   ====================

                                                                   MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2016                   2015                   2014
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           169,339   $            113,416   $           100,789
   Net realized gains (losses).........................              (6,136)                  2,510                 4,087
   Change in unrealized gains (losses) on investments..             (99,424)              (102,188)                54,138
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               63,779                 13,738               159,014
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              366,742                394,520               456,237
   Net transfers (including fixed account).............            1,491,838              1,104,017              (69,255)
   Policy charges......................................            (309,472)              (289,555)             (338,042)
   Transfers for policy benefits and terminations......            (773,772)              (651,842)             (622,303)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              775,336                557,140             (573,363)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............              839,115                570,878             (414,349)
NET ASSETS:
   Beginning of year...................................            6,884,710              6,313,832             6,728,181
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $         7,723,825   $          6,884,710   $         6,313,832
                                                         ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1. ORGANIZATION


New England Variable Life Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on January 31, 1983 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Division of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc intends to include the Company, MetLife Insurance Company USA, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Fidelity Variable Insurance Products ("Fidelity VIP")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund ("MSF")*

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.


2. LIST OF SUB-ACCOUNTS


Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the policy owner. The following Sub-Accounts had net assets as of December 31, 2016:

American Funds Bond Sub-Account                       Fidelity VIP Equity-Income Sub-Account
American Funds Global Small Capitalization Sub-       MIST Clarion Global Real Estate Sub-Account
   Account                                            MIST ClearBridge Aggressive Growth Sub-Account
American Funds Growth Sub-Account                     MIST Harris Oakmark International Sub-Account
American Funds Growth-Income Sub-Account              MIST Invesco Mid Cap Value Sub-Account

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST Invesco Small Cap Growth Sub-Account               MSF Met/Artisan Mid Cap Value Sub-Account
MIST Met/Wellington Large Cap Research Sub-             MSF Met/Wellington Balanced Sub-Account
   Account                                              MSF Met/Wellington Core Equity Opportunities Sub-
MIST MetLife Asset Allocation 100 Sub-Account             Account
MIST MFS Research International Sub-Account             MSF MetLife Asset Allocation 20 Sub-Account
MIST Morgan Stanley Mid Cap Growth Sub-Account          MSF MetLife Asset Allocation 40 Sub-Account
MIST Oppenheimer Global Equity Sub-Account              MSF MetLife Asset Allocation 60 Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account         MSF MetLife Asset Allocation 80 Sub-Account
MIST PIMCO Total Return Sub-Account                     MSF MetLife Mid Cap Stock Index Sub-Account
MIST SSGA Growth and Income ETF Sub-Account             MSF MetLife Stock Index Sub-Account
MIST SSGA Growth ETF Sub-Account                        MSF MFS Total Return Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account           MSF MFS Value Sub-Account
MSF Baillie Gifford International Stock Sub-Account     MSF MSCI EAFE Index Sub-Account
MSF Barclays Aggregate Bond Index Sub-Account           MSF Neuberger Berman Genesis Sub-Account
MSF BlackRock Bond Income Sub-Account                   MSF Russell 2000 Index Sub-Account
MSF BlackRock Capital Appreciation Sub-Account          MSF T. Rowe Price Large Cap Growth Sub-Account
MSF BlackRock Large Cap Value Sub-Account               MSF T. Rowe Price Small Cap Growth Sub-Account
MSF BlackRock Ultra-Short Term Bond Sub-Account         MSF Western Asset Management Strategic Bond
MSF Frontier Mid Cap Growth Sub-Account                   Opportunities Sub-Account
MSF Jennison Growth Sub-Account                         MSF Western Asset Management U.S. Government
MSF Loomis Sayles Small Cap Core Sub-Account              Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account

3. PORTFOLIO CHANGES


The following Sub-Account ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                            New Name

(MIST) WMC Large Cap Research Portfolio                (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                 (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Balanced Portfolio                           (MSF) Met/Wellington Balanced Portfolio
(MSF) WMC Core Equity Opportunities Portfolio          (MSF) Met/Wellington Core Equity Opportunities
                                                          Portfolio

MERGER:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture Portfolio             (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.


PREMIUM PAYMENTS
The Company deducts a sales charge for certain policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Sub-Accounts and are credited as policy owner cash value.


NET TRANSFERS
Funds transferred by the policy owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5. EXPENSES AND RELATED PARTY TRANSACTIONS


Each Sub-Account calculates a daily performance measure called a "unit value," which reflects changes in the net asset value per share of the underlying assets of the fund or portfolio including daily charges against the Sub-Account for mortality and expense risk charges, where applicable, and any dividend or capital gain distributions from the fund or portfolio.

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated.

      The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

      The table below represents the range of effective annual rates for the charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.00% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

For some Policies, a Mortality and Expense Risk charge ranging from 0.10% to 0.90% and an Administrative charge ranging from 0.10% to 0.35% is assessed on a monthly basis through the reduction in policy owner cash values. Other policy charges that are assessed through the reduction in policy owner cash values generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. Policy administrative charges range from $.02 to $.35 for every $1,000 of the policy face amount and are assessed per policy per month. Policy fees range from $5 to $58.41 and are assessed monthly depending on the policy and the policy year. In addition, the Policies impose a surrender charge if the policy is partially or fully surrendered within the specified surrender charge period that ranges from 0% to 90% of the policy's target premium. Certain policies have an additional surrender charge that ranges from $0 to $5 per $1,000 of policy face amount. Most policies offer optional benefits that can be added to the policy by rider. The charge for riders that provide life insurance benefits can range from $0 to $500 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $.86 to $67.77 per $100 of the benefit provided. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts for the years ended December 31, 2016, 2015, and 2014.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS


                                      AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  -----------------------  -----------------------------------------------------------------------
                                                                          COST OF                            PROCEEDS
                                    SHARES      COST ($)               PURCHASES ($)                      FROM SALES ($)
                                  ----------  -----------  -----------------------------------  ----------------------------------
                                     2016         2016        2016        2015         2014        2016        2015        2014
                                  ----------  -----------  ----------  ----------   ----------  ----------  ----------  ----------
     American Funds Bond
       Sub-Account..............     938,778   10,165,340   1,357,959   2,639,154    1,320,255   3,056,978   1,557,365   1,045,916
     American Funds Global
       Small Capitalization
       Sub-Account..............   2,588,837   52,987,678  10,958,421   5,773,642    1,152,244   6,155,740   5,665,604   5,579,900
     American Funds Growth
       Sub-Account..............   2,797,504  160,694,751  18,944,831  43,673,187   13,015,752  18,307,336  16,707,828  15,102,218
     American Funds
       Growth-Income
       Sub-Account..............   2,946,565  113,839,001  16,890,743  22,449,485    9,625,244  12,569,768   9,502,517   8,198,661
     Fidelity VIP Equity-Income
       Sub-Account..............   5,055,981  110,070,257   9,438,912  14,096,944    5,797,131   7,814,225   8,458,737   8,616,110
     MIST Clarion Global Real
       Estate Sub-Account.......   1,629,841   20,603,094   1,166,220   1,770,333    1,309,302   2,243,582   2,742,449   2,051,301
     MIST ClearBridge
       Aggressive Growth
       Sub-Account..............   2,185,822   25,899,913   1,410,125   2,746,299   19,455,552   4,117,364   6,357,821   3,013,263
     MIST Harris Oakmark
       International
       Sub-Account..............   3,418,049   49,881,320   4,515,213   8,584,773    8,877,262   5,234,726   5,687,136   5,420,471
     MIST Invesco Mid Cap
       Value Sub-Account........   1,454,377   25,485,407   1,811,919   2,178,987    6,425,174   4,548,102   3,271,563   3,039,258
     MIST Invesco Small Cap
       Growth Sub-Account.......     362,074    5,406,051   1,173,142   1,751,054    1,318,569     790,445     480,073     859,476
     MIST Met/Wellington
       Large Cap Research
       Sub-Account..............     296,661    3,262,374     642,226     837,648      725,906   1,031,781     643,078     439,988
     MIST MetLife Asset
       Allocation 100
       Sub-Account..............  38,573,059  440,200,282  67,720,405  44,084,924    5,414,009  33,362,098  33,479,124  39,833,617
     MIST MFS Research
       International
       Sub-Account..............   7,361,339   87,561,424   2,285,872   3,420,716    2,940,545   7,215,553   6,009,248   7,981,677
     MIST Morgan Stanley
       Mid Cap Growth
       Sub-Account..............   1,171,587   12,942,030     849,101     646,722      341,756   2,675,707   1,444,470   1,918,418
     MIST Oppenheimer
       Global Equity
       Sub-Account..............     421,137    6,991,931     901,077   1,562,630    1,103,522   1,996,332   1,934,546     985,733
     MIST PIMCO Inflation
       Protected Bond
       Sub-Account..............   1,064,389   11,524,022     469,289     986,589    1,919,691   1,284,477   2,064,631   3,341,445
     MIST PIMCO Total Return
       Sub-Account..............   4,871,154   58,006,832   4,047,137   5,272,100    5,998,682   6,491,403  68,717,897  10,797,277
     MIST SSGA Growth and
       Income ETF
       Sub-Account..............     757,081    8,679,644   1,072,214   1,299,621    1,636,878     683,278   1,918,562   3,569,434
     MIST SSGA Growth ETF
       Sub-Account..............     799,776    9,229,803   1,141,636   1,312,987    1,792,532     635,907   1,007,181   1,950,839
     MIST T. Rowe Price
       Mid Cap Growth
       Sub-Account..............   3,244,040   31,386,327   5,871,140   7,843,049    4,902,609   4,288,426   4,235,626   3,524,627
     MSF Baillie Gifford
       International Stock
       Sub-Account..............   2,132,242   22,112,651     719,622   1,106,834      729,172   1,512,361   1,398,869   1,805,881

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                    AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                 -----------------------  ------------------------------------------------------------------------
                                                                        COST OF                             PROCEEDS
                                   SHARES     COST ($)               PURCHASES ($)                       FROM SALES ($)
                                 ----------  -----------  -----------------------------------  -----------------------------------
                                    2016        2016         2016        2015        2014         2016        2015         2014
                                 ----------  -----------  ----------  ----------   ----------  ----------  ----------  -----------
     MSF Barclays Aggregate
       Bond Index
       Sub-Account.............  13,595,966  150,275,114   7,246,757   5,806,448    5,198,658   2,969,226   5,403,893    4,722,802
     MSF BlackRock Bond
       Income Sub-Account......   1,321,629  144,756,390   5,821,986  71,948,496    4,305,513   7,114,987   7,012,727    6,817,714
     MSF BlackRock Capital
       Appreciation
       Sub-Account.............   4,815,072  115,312,631  15,163,817  30,664,083      335,371  13,995,239  14,159,082   15,681,541
     MSF BlackRock Large Cap
       Value Sub-Account.......   1,493,360   14,658,778   2,268,930   1,904,725    3,994,429   1,518,638   1,401,159    1,252,452
     MSF BlackRock Ultra-Short
       Term Bond Sub-Account...     417,513   41,755,960   9,154,794  14,254,200   10,152,565  10,441,852  19,846,994   15,762,831
     MSF Frontier Mid Cap
       Growth Sub-Account......     118,771    3,603,779     751,435   1,659,581    1,049,236   1,029,219   1,451,649      333,250
     MSF Jennison Growth
       Sub-Account.............     991,420   12,930,322   2,765,306   4,561,446    1,588,735   1,776,664   2,027,190    1,151,035
     MSF Loomis Sayles Small
       Cap Core Sub-Account....     540,034  118,935,307  12,690,682  19,152,766   20,028,067  12,190,462  12,901,104   12,781,746
     MSF Loomis Sayles Small
       Cap Growth
       Sub-Account.............     657,181    7,562,911   1,136,023   1,937,239    1,817,097   1,201,077   1,620,443    1,183,744
     MSF Met/Artisan Mid Cap
       Value Sub-Account.......     479,291  100,098,107  13,045,003  15,459,889    1,288,563   8,228,093   8,634,906    8,574,522
     MSF Met/Wellington
       Balanced Sub-Account....     366,066    6,686,896   1,251,827   2,493,457      971,539     568,026     846,472      254,856
     MSF Met/Wellington Core
       Equity Opportunities
       Sub-Account.............   8,816,117  243,082,907  15,968,342  95,294,521   24,534,091  23,748,392  23,115,912   24,115,796
     MSF MetLife Asset
       Allocation 20
       Sub-Account.............     622,276    7,049,084     945,254   2,319,563    2,738,924   4,133,972   1,074,512    1,735,652
     MSF MetLife Asset
       Allocation 40
       Sub-Account.............     920,246   10,552,004   1,771,767   1,285,276    3,006,404   3,174,029   2,262,623    2,907,000
     MSF MetLife Asset
       Allocation 60
       Sub-Account.............   4,051,175   46,267,452   7,844,775   6,574,589    6,448,030   5,420,480  10,510,317    5,194,217
     MSF MetLife Asset
       Allocation 80
       Sub-Account.............   4,710,812   54,268,845  10,148,712   5,271,030    3,700,010   5,550,349   3,524,482    5,905,520
     MSF MetLife Mid Cap
       Stock Index
       Sub-Account.............   1,366,397   20,097,319   3,360,623   3,099,234    2,492,713   2,779,112   2,223,339    2,372,206
     MSF MetLife Stock Index
       Sub-Account.............   3,853,736  124,341,563  11,921,771  12,048,828    9,264,872  14,211,412  12,999,737   16,407,841
     MSF MFS Total Return
       Sub-Account.............     483,327   67,156,410   6,804,097   3,510,446    3,765,100   9,242,750  13,029,186    8,055,923
     MSF MFS Value
       Sub-Account.............   5,042,249   73,884,063   9,777,846  15,018,281    6,216,643   5,443,200   5,461,967    5,699,235
     MSF MSCI EAFE Index
       Sub-Account.............     925,008   11,440,812     896,993   1,241,530      965,679   1,297,366   1,354,120    1,382,213
     MSF Neuberger Berman
       Genesis Sub-Account.....   2,451,891   37,490,322     744,897     695,401      669,745   4,064,503   4,216,527    4,268,457
     MSF Russell 2000 Index
       Sub-Account.............   1,252,803   18,272,655   2,658,599   2,655,653    1,557,039   2,094,374   2,181,352    2,557,186

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                    AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                 -----------------------  -----------------------------------------------------------------------
                                                                        COST OF                             PROCEEDS
                                   SHARES     COST ($)               PURCHASES ($)                       FROM SALES ($)
                                 ----------  -----------  -----------------------------------  ----------------------------------
                                    2016        2016         2016        2015        2014         2016        2015        2014
                                 ----------   ----------  ----------   ---------    ---------   ---------   ---------   ---------
     MSF T. Rowe Price Large
       Cap Growth
       Sub-Account.............   1,323,715   25,017,724   5,109,654   7,121,130    3,507,665   3,399,793   3,064,807   2,543,239
     MSF T. Rowe Price Small
       Cap Growth
       Sub-Account.............     557,048   10,520,916   2,361,111   3,231,008    1,864,712   2,831,542   1,539,371   1,680,371
     MSF Western Asset
       Management Strategic
       Bond Opportunities
       Sub-Account.............   3,896,525   50,193,892  38,483,507   2,049,339    2,838,468   5,809,561   1,638,336   1,973,099
     MSF Western Asset
       Management U.S.
       Government
       Sub-Account.............     657,916    7,896,387   2,592,734   1,799,434    1,208,033   1,657,254   1,118,253   1,681,927


            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of total returns and expenses as a percentage of average net assets, excluding expenses for the underlying fund or portfolio, and the investment income ratio to average net assets, for the respective stated periods in the five years ended December 31, 2016. The table shows the ranges of total returns of the Sub-Accounts for all Policies investing in the Separate Account. The total return reflects the appropriate mortality and expense risk charged against the Sub-Account assets, where applicable, for each type of policy. These figures do not reflect charges deducted from the premiums and the cash values of the Policies as such charges will affect the actual cash values and benefits of the Policies.

                                                               AS OF
                                                            DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                          -------------      -------------------------------------------------------
                                                                             INVESTMENT(1)    EXPENSE RATIO(2)       TOTAL RETURN(3)
                                                                NET             INCOME            LOWEST TO             LOWEST TO
                                                            ASSETS ($)         RATIO (%)         HIGHEST (%)           HIGHEST (%)
                                                          -------------      -------------    ----------------      ----------------
  American Funds Bond Sub-Account               2016         10,016,567          1.61            0.00 - 0.90             2.02 - 2.94
                                                2015         11,585,869          1.83            0.00 - 0.90           (0.62) - 0.27
                                                2014         10,875,641          1.95            0.00 - 0.90             4.33 - 5.28
                                                2013         10,270,684          1.78            0.00 - 0.90         (3.03) - (2.16)
                                                2012         10,577,274          2.46            0.00 - 0.90             4.42 - 5.37

  American Funds Global Small Capitalization    2016         51,052,187          0.24            0.00 - 0.90             1.18 - 2.10
     Sub-Account                                2015         55,069,238            --            0.00 - 0.90           (0.63) - 0.27
                                                2014         59,188,074          0.12            0.00 - 0.90             1.21 - 2.12
                                                2013         62,642,030          0.86            0.00 - 0.90           27.13 - 28.28
                                                2012         51,686,408          1.34            0.00 - 0.90           17.11 - 18.18

  American Funds Growth Sub-Account             2016        187,207,553          0.77            0.00 - 0.90             8.51 - 9.49
                                                2015        187,745,899          0.60            0.00 - 0.90             5.90 - 6.86
                                                2014        188,334,978          0.79            0.00 - 0.90             7.54 - 8.51
                                                2013        185,927,765          0.93            0.00 - 0.90           28.94 - 30.10
                                                2012        156,396,428          0.78            0.00 - 0.90           16.83 - 17.89

  American Funds Growth-Income Sub-Account      2016        129,647,875          1.46            0.00 - 0.90           10.52 - 11.52
                                                2015        127,240,695          1.29            0.00 - 0.90             0.55 - 1.45
                                                2014        133,081,730          1.29            0.00 - 0.90            9.64 - 10.63
                                                2013        126,621,617          1.37            0.00 - 0.90           32.30 - 33.50
                                                2012        100,046,623          1.61            0.00 - 0.90           16.42 - 17.48

  Fidelity VIP Equity-Income Sub-Account        2016        111,079,958          2.32            0.00 - 0.90           16.96 - 18.02
                                                2015        101,104,465          3.14            0.00 - 0.90         (4.82) - (3.96)
                                                2014        113,177,895          2.83            0.00 - 0.90             7.74 - 8.72
                                                2013        111,362,063          2.48            0.00 - 0.90           27.00 - 28.15
                                                2012         95,091,446          3.08            0.00 - 0.90           16.25 - 17.31

  MIST Clarion Global Real Estate Sub-Account   2016         18,971,173          2.35            0.00 - 0.90             0.25 - 1.15
                                                2015         20,269,235          4.04            0.00 - 0.90         (2.11) - (1.23)
                                                2014         22,374,829          1.79            0.00 - 0.90           12.66 - 13.67
                                                2013         20,751,413          6.95            0.00 - 0.90             2.83 - 3.76
                                                2012         20,355,967          2.28            0.00 - 0.90           25.16 - 26.30

  MIST ClearBridge Aggressive Growth            2016         34,210,174          0.66            0.00 - 0.90             2.06 - 2.98
     Sub-Account                                2015         36,201,732          0.43            0.00 - 0.90         (4.67) - (3.81)
                                                2014         41,484,898          0.19            0.00 - 0.90           18.05 - 19.12
                                                2013         19,215,771          0.39            0.00 - 0.90           44.60 - 45.90
                                                2012         13,230,940          0.21            0.00 - 0.90           17.74 - 18.81

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF
                                                         DECEMBER 31                FOR THE YEAR ENDED DECEMBER 31
                                                       --------------  --------------------------------------------------------
                                                                       INVESTMENT(1)     EXPENSE RATIO(2)       TOTAL RETURN(3)
                                                             NET          INCOME             LOWEST TO             LOWEST TO
                                                         ASSETS ($)      RATIO (%)          HIGHEST (%)           HIGHEST (%)
                                                       --------------  -------------     ----------------      ----------------
  MIST Harris Oakmark International Sub-Account  2016      45,049,915       2.37           0.00 - 0.90              7.46 - 8.43
                                                 2015      46,182,700       3.20           0.00 - 0.90          (5.17) - (4.31)
                                                 2014      51,680,629       2.59           0.00 - 0.90          (6.37) - (5.52)
                                                 2013      57,975,855       2.62           0.00 - 0.90            29.63 - 30.80
                                                 2012      46,714,029       1.83           0.00 - 0.90            28.31 - 29.47

  MIST Invesco Mid Cap Value Sub-Account         2016      27,996,885       0.89           0.00 - 0.90            14.74 - 15.78
     (Commenced 4/30/2012)                       2015      28,131,429       0.71           0.00 - 0.90          (9.57) - (8.76)
                                                 2014      33,688,813       0.70           0.00 - 0.90              8.97 - 9.96
                                                 2013      33,109,047       0.91           0.00 - 0.90            29.46 - 30.63
                                                 2012      28,006,897         --           0.00 - 0.90              2.78 - 3.41

  MIST Invesco Small Cap Growth Sub-Account      2016       4,974,722         --           0.00 - 0.90            10.72 - 11.72
                                                 2015       4,931,048       0.15           0.00 - 0.90          (2.30) - (1.42)
                                                 2014       4,960,930         --           0.00 - 0.90              7.21 - 8.18
                                                 2013       4,660,156       0.41           0.00 - 0.90            39.28 - 40.54
                                                 2012       3,367,837         --           0.00 - 0.90            17.44 - 18.51

  MIST Met/Wellington Large Cap Research         2016       4,084,299       2.50           0.00 - 0.90              7.62 - 8.59
     Sub-Account                                 2015       4,512,684       0.96           0.00 - 0.90              3.74 - 4.67
                                                 2014       4,496,280       0.94           0.00 - 0.90            12.85 - 13.87
                                                 2013       3,694,515       1.42           0.00 - 0.90            33.39 - 34.60
                                                 2012       2,982,835       1.22           0.00 - 0.90            12.66 - 13.68

  MIST MetLife Asset Allocation 100 Sub-Account  2016     448,205,834       2.53           0.00 - 0.90              8.21 - 9.19
                                                 2015     442,283,603       1.54           0.00 - 0.90          (2.55) - (1.67)
                                                 2014     481,267,328       0.93           0.00 - 0.90              4.29 - 5.24
                                                 2013     495,257,821       0.02           0.00 - 0.90            28.61 - 29.77
                                                 2012       7,821,873       0.84           0.00 - 0.90            15.99 - 17.05

  MIST MFS Research International Sub-Account    2016      74,717,618       2.25           0.00 - 0.90          (1.56) - (0.67)
                                                 2015      82,034,076       2.98           0.00 - 0.90          (2.38) - (1.50)
                                                 2014      88,343,751       2.45           0.00 - 0.90          (7.57) - (6.74)
                                                 2013     102,130,218       2.75           0.00 - 0.90            18.51 - 19.58
                                                 2012      92,587,582       2.16           0.00 - 0.90            15.92 - 16.97

  MIST Morgan Stanley Mid Cap Growth             2016      16,894,375         --           0.00 - 0.90          (9.09) - (8.27)
     Sub-Account                                 2015      20,391,037         --           0.00 - 0.90          (5.64) - (4.78)
                                                 2014      22,216,204       0.06           0.00 - 0.90              0.38 - 1.29
                                                 2013      23,530,755       0.80           0.00 - 0.90            38.06 - 39.30
                                                 2012      18,140,444         --           0.00 - 0.90              8.57 - 9.55

  MIST Oppenheimer Global Equity Sub-Account     2016       8,119,467       1.20           0.00 - 0.90            (0.41) - 0.49
                                                 2015       9,779,368       1.19           0.00 - 0.90              3.24 - 4.18
                                                 2014       9,931,414       1.01           0.00 - 0.90              1.49 - 2.41
                                                 2013      10,112,067       1.96           0.00 - 0.90            26.28 - 27.42
                                                 2012       7,872,154       1.64           0.00 - 0.90            20.42 - 21.52

  MIST PIMCO Inflation Protected Bond            2016      10,401,091         --           0.00 - 0.90              4.22 - 5.17
     Sub-Account                                 2015      10,678,547       5.12           0.00 - 0.90          (3.78) - (2.91)
                                                 2014      12,665,492       1.87           0.00 - 0.90              2.25 - 3.18
                                                 2013      13,866,265       2.40           0.00 - 0.90          (9.80) - (8.98)
                                                 2012      18,053,754       3.16           0.00 - 0.90              8.34 - 9.33

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF
                                                           DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                         --------------     --------------------------------------------------------
                                                                            INVESTMENT(1)     EXPENSE RATIO(2)       TOTAL RETURN(3)
                                                               NET             INCOME             LOWEST TO             LOWEST TO
                                                           ASSETS ($)         RATIO (%)          HIGHEST (%)           HIGHEST (%)
                                                         --------------     -------------     ----------------      ----------------
  MIST PIMCO Total Return Sub-Account          2016          55,147,274          2.79           0.00 - 0.90              1.93 - 2.85
                                               2015          57,546,966          5.28           0.00 - 0.90            (0.61) - 0.28
                                               2014         124,198,185          2.53           0.00 - 0.90              3.55 - 4.49
                                               2013         126,619,095          4.38           0.00 - 0.90          (2.60) - (1.72)
                                               2012         141,128,863          3.28           0.00 - 0.90              8.57 - 9.56

  MIST SSGA Growth and Income ETF              2016           8,403,489          2.61           0.00 - 0.90              5.08 - 6.03
     Sub-Account                               2015           8,213,294          2.54           0.00 - 0.90          (2.65) - (1.77)
                                               2014           9,715,870          2.51           0.00 - 0.90              5.19 - 6.14
                                               2013          11,922,638          2.62           0.00 - 0.90            12.21 - 13.22
                                               2012           9,208,815          2.53           0.00 - 0.90            12.09 - 13.11

  MIST SSGA Growth ETF Sub-Account             2016           8,877,386          2.39           0.00 - 0.90              6.09 - 7.04
                                               2015           8,538,265          2.25           0.00 - 0.90          (2.92) - (2.04)
                                               2014           9,149,710          2.26           0.00 - 0.75              4.90 - 5.69
                                               2013           9,623,070          2.31           0.00 - 0.90            17.28 - 18.34
                                               2012           5,190,437          2.03           0.00 - 0.90            14.28 - 15.32

  MIST T. Rowe Price Mid Cap Growth            2016          33,640,463            --           0.00 - 0.90              5.56 - 6.52
     Sub-Account                               2015          34,859,918            --           0.00 - 0.90              5.92 - 6.88
                                               2014          34,246,348            --           0.00 - 0.90            12.03 - 13.04
                                               2013          32,007,170          0.40           0.00 - 0.90            35.73 - 36.96
                                               2012          25,511,046            --           0.00 - 0.90            12.90 - 13.93

  MSF Baillie Gifford International Stock      2016          21,451,916          1.62           0.00 - 0.90              4.43 - 5.38
     Sub-Account                               2015          21,457,780          1.71           0.00 - 0.90          (2.85) - (1.97)
                                               2014          22,545,794          1.40           0.00 - 0.90          (3.97) - (3.10)
                                               2013          24,678,202          1.63           0.00 - 0.90            14.51 - 15.54
                                               2012          23,120,959          1.39           0.00 - 0.90            18.44 - 19.52

  MSF Barclays Aggregate Bond Index            2016         147,788,785          2.78           0.00 - 0.90              1.43 - 2.35
     Sub-Account                               2015         144,260,614          2.91           0.00 - 0.90            (0.64) - 0.25
                                               2014         147,743,484          2.97           0.00 - 0.90              4.86 - 5.81
                                               2013         143,381,609          3.55           0.00 - 0.90          (3.20) - (2.33)
                                               2012         149,633,266          3.66           0.00 - 0.90              2.97 - 3.90

  MSF BlackRock Bond Income Sub-Account        2016         140,079,953          3.19           0.00 - 0.90              2.20 - 3.12
                                               2015         141,507,284          3.81           0.00 - 0.90            (0.31) - 0.59
                                               2014          83,326,302          3.47           0.00 - 0.90              6.13 - 7.08
                                               2013          83,022,357          3.97           0.00 - 0.90          (1.66) - (0.77)
                                               2012          92,368,428          2.73           0.00 - 0.90              6.58 - 7.55

  MSF BlackRock Capital Appreciation           2016         160,000,252            --           0.00 - 0.90            (0.81) - 0.09
     Sub-Account                               2015         173,545,194            --           0.00 - 0.90              5.33 - 6.28
                                               2014         176,442,068          0.06           0.00 - 0.90              7.92 - 8.90
                                               2013         177,313,324          0.83           0.00 - 0.90            33.02 - 34.22
                                               2012         145,159,564          0.31           0.00 - 0.90            13.34 - 14.37

  MSF BlackRock Large Cap Value Sub-Account    2016          13,484,922          1.70           0.00 - 0.90            17.45 - 18.51
                                               2015          11,745,103          1.84           0.00 - 0.90          (6.83) - (5.99)
                                               2014          13,331,390          1.25           0.00 - 0.90              8.94 - 9.92
                                               2013          12,486,837          1.39           0.00 - 0.90            30.87 - 32.05
                                               2012          10,195,299          1.65           0.00 - 0.90            13.25 - 14.28

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                               AS OF
                                                            DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                          -------------      -------------------------------------------------------
                                                                             INVESTMENT(1)    EXPENSE RATIO(2)       TOTAL RETURN(3)
                                                                NET             INCOME            LOWEST TO             LOWEST TO
                                                            ASSETS ($)         RATIO (%)         HIGHEST (%)           HIGHEST (%)
                                                          -------------      -------------    ----------------      ----------------
  MSF BlackRock Ultra-Short Term Bond           2016         41,870,567          0.07            0.00 - 0.90           (0.55) - 0.35
     Sub-Account                                2015         43,023,455            --            0.00 - 0.90           (0.89) - 0.00
                                                2014         48,636,692            --            0.00 - 0.90           (0.90) - 0.00
                                                2013         54,240,441            --            0.00 - 0.90           (0.90) - 0.00
                                                2012         56,999,928            --            0.00 - 0.90           (0.90) - 0.00

  MSF Frontier Mid Cap Growth Sub-Account       2016          3,730,623            --            0.00 - 0.90             4.46 - 5.40
                                                2015          4,291,520            --            0.00 - 0.90             1.96 - 2.88
                                                2014          4,583,073            --            0.00 - 0.90           10.14 - 11.14
                                                2013          3,789,055          1.26            0.00 - 0.90           31.58 - 32.77
                                                2012          3,048,516            --            0.00 - 0.90            9.98 - 10.97

  MSF Jennison Growth Sub-Account               2016         13,135,405          0.30            0.00 - 0.90           (0.73) - 0.17
                                                2015         13,947,853          0.27            0.00 - 0.90            9.79 - 10.78
                                                2014         12,019,513          0.26            0.00 - 0.90             8.08 - 9.06
                                                2013         11,217,361          0.41            0.00 - 0.90           35.77 - 37.00
                                                2012          8,608,094          0.22            0.00 - 0.90           14.74 - 15.78

  MSF Loomis Sayles Small Cap Core              2016        146,223,198          0.33            0.00 - 0.90           18.20 - 19.27
     Sub-Account                                2015        134,210,212          0.16            0.00 - 0.90         (2.38) - (1.50)
                                                2014        148,394,680          0.04            0.00 - 0.90             2.83 - 3.76
                                                2013        155,312,343          0.44            0.00 - 0.90           39.78 - 41.04
                                                2012        122,502,506            --            0.00 - 0.90           13.52 - 14.55

  MSF Loomis Sayles Small Cap Growth            2016          8,122,664            --            0.00 - 0.90             5.26 - 6.21
     Sub-Account                                2015          8,611,117            --            0.00 - 0.90             0.82 - 1.73
                                                2014          9,383,986            --            0.00 - 0.90             0.32 - 1.22
                                                2013          9,780,786            --            0.00 - 0.90           47.37 - 48.70
                                                2012          6,275,077            --            0.00 - 0.90           10.19 - 11.19

  MSF Met/Artisan Mid Cap Value Sub-Account     2016        110,821,408          1.10            0.00 - 0.90           21.86 - 22.96
                                                2015         96,981,113          1.19            0.00 - 0.90        (10.25) - (9.44)
                                                2014        115,345,891          0.73            0.00 - 0.90             1.01 - 1.93
                                                2013        121,215,062          0.97            0.00 - 0.90           35.63 - 36.85
                                                2012         96,211,157          1.00            0.00 - 0.90           10.86 - 11.86

  MSF Met/Wellington Balanced Sub-Account       2016          6,768,257          2.72            0.00 - 0.90             6.04 - 6.99
                                                2015          6,124,316          1.95            0.00 - 0.90             1.66 - 2.58
                                                2014          5,307,986          1.94            0.00 - 0.90            9.56 - 10.55
                                                2013          4,338,695          2.46            0.00 - 0.90           19.51 - 20.59
                                                2012          4,101,600          2.12            0.00 - 0.90           11.36 - 12.38

  MSF Met/Wellington Core Equity Opportunities  2016        252,229,157          1.62            0.00 - 0.90             6.38 - 7.34
     Sub-Account                                2015        257,348,089          1.78            0.00 - 0.90             1.48 - 2.40
                                                2014        273,747,163          0.71            0.00 - 0.90            9.64 - 10.63
                                                2013        270,769,976          1.38            0.00 - 0.90           32.50 - 33.70
                                                2012        220,919,879          0.84            0.00 - 0.90           11.85 - 12.86

  MSF MetLife Asset Allocation 20 Sub-Account   2016          6,652,054          3.71            0.00 - 0.90             3.83 - 4.76
                                                2015         10,023,009          2.31            0.00 - 0.90         (1.12) - (0.23)
                                                2014          9,356,050          3.93            0.00 - 0.90             3.79 - 4.73
                                                2013          8,656,232          2.93            0.00 - 0.90             3.57 - 4.50
                                                2012          8,643,157          3.37            0.00 - 0.90             8.50 - 9.49

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                               AS OF
                                                            DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                          -------------      -------------------------------------------------------
                                                                             INVESTMENT(1)    EXPENSE RATIO(2)       TOTAL RETURN(3)
                                                                NET             INCOME            LOWEST TO             LOWEST TO
                                                            ASSETS ($)         RATIO (%)         HIGHEST (%)           HIGHEST (%)
                                                          -------------      -------------    ----------------      ----------------
  MSF MetLife Asset Allocation 40 Sub-Account   2016         10,453,913          3.92            0.00 - 0.90             5.38 - 6.33
                                                2015         12,397,680          0.47            0.00 - 0.90         (1.67) - (0.78)
                                                2014         14,222,637          3.02            0.00 - 0.90             4.22 - 5.16
                                                2013         14,340,424          2.66            0.00 - 0.90           10.20 - 11.20
                                                2012         13,182,437          2.98            0.00 - 0.90           10.73 - 11.74

  MSF MetLife Asset Allocation 60 Sub-Account   2016         47,641,401          3.38            0.00 - 0.90             6.50 - 7.47
                                                2015         47,691,445          0.73            0.00 - 0.90         (1.87) - (0.99)
                                                2014         55,774,441          2.29            0.00 - 0.90             4.35 - 5.29
                                                2013         55,052,757          2.13            0.00 - 0.90           17.23 - 18.29
                                                2012         45,308,841          2.54            0.00 - 0.90           12.45 - 13.47

  MSF MetLife Asset Allocation 80 Sub-Account   2016         60,581,994          3.24            0.00 - 0.90             7.46 - 8.43
                                                2015         60,141,541          0.53            0.00 - 0.90         (2.38) - (1.50)
                                                2014         62,513,054          1.86            0.00 - 0.90             4.59 - 5.53
                                                2013         62,478,981          1.65            0.00 - 0.90           23.40 - 24.51
                                                2012         51,130,632          2.14            0.00 - 0.90           14.77 - 15.82

  MSF MetLife Mid Cap Stock Index Sub-Account   2016         25,811,220          1.28            0.00 - 0.90           19.36 - 20.43
                                                2015         22,878,053          1.15            0.00 - 0.90         (3.23) - (2.35)
                                                2014         24,357,041          1.03            0.00 - 0.90             8.51 - 9.49
                                                2013         23,442,684          1.13            0.00 - 0.90           31.96 - 33.15
                                                2012         18,075,569          1.02            0.00 - 0.90           16.54 - 17.60

  MSF MetLife Stock Index Sub-Account           2016        177,386,668          1.99            0.00 - 0.90           10.67 - 11.67
                                                2015        171,491,796          1.74            0.00 - 0.90             0.26 - 1.17
                                                2014        180,814,888          1.67            0.00 - 0.90           12.35 - 13.36
                                                2013        173,246,178          1.83            0.00 - 0.90           30.84 - 32.02
                                                2012        140,556,361          1.79            0.00 - 0.90           14.72 - 15.76

  MSF MFS Total Return Sub-Account              2016         82,408,204          2.91            0.00 - 0.90             8.22 - 9.20
                                                2015         83,401,656          2.67            0.00 - 0.90         (1.05) - (0.16)
                                                2014         95,151,304          2.38            0.00 - 0.90             7.67 - 8.64
                                                2013         93,979,745          2.57            0.00 - 0.90           17.93 - 18.99
                                                2012         84,897,131          2.88            0.00 - 0.90           10.58 - 11.58

  MSF MFS Value Sub-Account                     2016         77,194,513          2.26            0.00 - 0.90           13.37 - 14.39
                                                2015         71,207,841          2.70            0.00 - 0.90         (1.05) - (0.15)
                                                2014         74,981,602          1.67            0.00 - 0.90            9.82 - 10.81
                                                2013         70,802,994          0.60            0.00 - 0.90           34.52 - 35.73
                                                2012         14,936,601          1.90            0.00 - 0.90           15.60 - 16.65

  MSF MSCI EAFE Index Sub-Account               2016         11,072,171          2.64            0.00 - 0.90             0.43 - 1.34
                                                2015         11,628,763          3.22            0.00 - 0.90         (1.98) - (1.09)
                                                2014         12,255,580          2.55            0.00 - 0.90         (6.85) - (6.00)
                                                2013         13,804,217          3.00            0.00 - 0.90           20.77 - 21.86
                                                2012         11,651,880          3.17            0.00 - 0.90           17.26 - 18.33

  MSF Neuberger Berman Genesis Sub-Account      2016         52,423,106          0.47            0.00 - 0.90           17.62 - 18.68
                                                2015         47,523,523          0.43            0.00 - 0.90           (0.32) - 0.58
                                                2014         50,891,977          0.40            0.00 - 0.90           (0.89) - 0.01
                                                2013         54,795,565          0.72            0.00 - 0.90           37.28 - 38.52
                                                2012         37,176,089          0.37            0.00 - 0.90            9.04 - 10.03

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                              AS OF
                                                           DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                         --------------     --------------------------------------------------------
                                                                            INVESTMENT(1)     EXPENSE RATIO(2)       TOTAL RETURN(3)
                                                               NET             INCOME             LOWEST TO             LOWEST TO
                                                           ASSETS ($)         RATIO (%)          HIGHEST (%)           HIGHEST (%)
                                                         --------------     -------------     ----------------      ----------------
  MSF Russell 2000 Index Sub-Account           2016          25,331,518          1.38           0.00 - 0.90            20.20 - 21.28
                                               2015          21,878,710          1.21           0.00 - 0.90          (5.13) - (4.27)
                                               2014          23,989,445          1.16           0.00 - 0.90              4.10 - 5.04
                                               2013          24,663,413          1.53           0.00 - 0.90            37.31 - 38.55
                                               2012          18,498,025          1.20           0.00 - 0.90            15.30 - 16.35

  MSF T. Rowe Price Large Cap Growth           2016          26,713,206          0.06           0.00 - 0.90              0.85 - 1.76
     Sub-Account                               2015          27,823,670          0.14           0.00 - 0.90             9.79 - 10.78
                                               2014          25,835,286          0.06           0.00 - 0.90              8.11 - 9.09
                                               2013          24,402,740          0.20           0.00 - 0.90            37.91 - 39.16
                                               2012          10,686,420          0.12           0.00 - 0.90            17.90 - 18.97

  MSF T. Rowe Price Small Cap Growth           2016          11,926,422          0.27           0.00 - 0.90            10.74 - 11.74
     Sub-Account                               2015          12,588,018          0.14           0.00 - 0.90              1.79 - 2.71
                                               2014          11,700,392          0.02           0.00 - 0.90              5.95 - 6.91
                                               2013          11,610,154          0.34           0.00 - 0.90            43.26 - 44.55
                                               2012           8,421,322            --           0.00 - 0.90            15.13 - 16.18

  MSF Western Asset Management Strategic Bond  2016          52,174,170          1.99           0.00 - 0.90              7.58 - 8.55
     Opportunities Sub-Account                 2015          17,231,896          5.10           0.00 - 0.90          (2.60) - (1.72)
                                               2014          18,029,402          5.29           0.00 - 0.90              4.53 - 5.47
                                               2013          17,169,830          4.98           0.00 - 0.90              0.19 - 1.09
                                               2012          18,238,987          3.52           0.00 - 0.90            10.49 - 11.50

  MSF Western Asset Management                 2016           7,723,825          2.58           0.00 - 0.90              0.38 - 1.28
     U.S. Government Sub-Account               2015           6,884,710          2.23           0.00 - 0.90            (0.33) - 0.57
                                               2014           6,313,832          1.91           0.00 - 0.90              1.89 - 2.81
                                               2013           6,728,181          2.23           0.00 - 0.90          (1.63) - (0.74)
                                               2012           8,053,715          2.14           0.00 - 0.90              2.44 - 3.37

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude mortality and expense risk charges. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests.

2 These amounts represent annualized policy expenses of each of the applicable
  Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of cash values and expenses of the underlying fund or portfolio have been excluded.

3 The total return of a Sub-Account is calculated by taking the difference between the Sub-Account's ending unit value and the beginning unit value for the period and dividing it by the beginning unit value for the period. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8. SUBSEQUENT EVENTS


The operations of the Sub-Accounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

New England Life Insurance Company and Subsidiary

Consolidated Financial Statements

As of December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015 and 2014 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company:

We have audited the accompanying consolidated financial statements of New England Life Insurance Company and its former subsidiary (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of New England Life Insurance Company and its former subsidiary as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the consolidated financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. Our opinion is not modified with respect to this matter.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 17, 2017

               New England Life Insurance Company and Subsidiary

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                               2016         2015
                                                                                           ------------ ------------
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $1,425 and $1,495, respectively)....................................................... $      1,489 $      1,535
  Mortgage loans (net of valuation allowances of $0 and $1, respectively).................           87          121
  Policy loans............................................................................          424          427
  Real estate joint ventures..............................................................           --            4
  Other limited partnership interests.....................................................            3            4
  Short-term investments, at estimated fair value.........................................           16           37
  Other invested assets...................................................................           33           32
                                                                                           ------------ ------------
    Total investments.....................................................................        2,052        2,160
Cash and cash equivalents.................................................................           12           25
Accrued investment income.................................................................           25           27
Premiums, reinsurance and other receivables...............................................        1,149        1,115
Deferred policy acquisition costs.........................................................          583          621
Current income tax recoverable............................................................            2           --
Other assets..............................................................................           19           25
Separate account assets...................................................................        7,696        7,920
                                                                                           ------------ ------------
     Total assets......................................................................... $     11,538 $     11,893
                                                                                           ============ ============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................... $        729 $        734
Policyholder account balances.............................................................        1,229        1,080
Other policy-related balances.............................................................          331          351
Policyholder dividends payable............................................................            2            3
Payables for collateral under derivative transactions.....................................           19           15
Current income tax payable................................................................           --            4
Deferred income tax liability.............................................................          104          126
Other liabilities.........................................................................          475          474
Separate account liabilities..............................................................        7,696        7,920
                                                                                           ------------ ------------
     Total liabilities....................................................................       10,585       10,707
                                                                                           ------------ ------------
Contingencies, Commitments and Guarantees (Note 13)
Stockholder's Equity
Common stock, par value $125 per share; 50,000 shares authorized; 20,000 shares issued
 and outstanding..........................................................................            3            3
Additional paid-in capital................................................................          453          450
Retained earnings.........................................................................          465          717
Accumulated other comprehensive income (loss).............................................           32           16
                                                                                           ------------ ------------
     Total stockholder's equity...........................................................          953        1,186
                                                                                           ------------ ------------
     Total liabilities and stockholder's equity........................................... $     11,538 $     11,893
                                                                                           ============ ============

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                      2016       2015       2014
                                                   ---------  ---------  ---------
Revenues
Premiums.......................................... $      43  $      43  $      49
Universal life and investment-type product policy
  fees............................................       246        259        258
Net investment income.............................       108        110        109
Other revenues....................................        (7)        (9)       250
Net investment gains (losses).....................       (11)         2         (5)
Net derivative gains (losses).....................       (81)        56        170
                                                   ---------  ---------  ---------
  Total revenues..................................       298        461        831
                                                   ---------  ---------  ---------
Expenses
Policyholder benefits and claims..................       107        120        119
Interest credited to policyholder account balances        34         34         33
Policyholder dividends............................         5          6          6
Amortization of deferred policy acquisition costs.        41         54         89
Other expenses....................................        68         41        254
                                                   ---------  ---------  ---------
  Total expenses..................................       255        255        501
                                                   ---------  ---------  ---------
Income (loss) before provision for income tax.....        43        206        330
Provision for income tax expense (benefit)........        --         59         97
                                                   ---------  ---------  ---------
Net income (loss)................................. $      43  $     147  $     233
                                                   =========  =========  =========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                        2016       2015       2014
                                                                      --------  ---------  ---------
Net income (loss).................................................... $     43  $     147  $     233
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........       23        (73)        71
 Unrealized gains (losses) on derivatives............................       (1)         6          9
 Defined benefit plans adjustment....................................        3         (6)        11
                                                                      --------  ---------  ---------
Other comprehensive income (loss), before income tax.................       25        (73)        91
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................       (9)        26        (32)
                                                                      --------  ---------  ---------
Other comprehensive income (loss), net of income tax.................       16        (47)        59
                                                                      --------  ---------  ---------
Comprehensive income (loss).......................................... $     59  $     100  $     292
                                                                      ========  =========  =========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                    Accumulated
                                                            Additional                 Other         Total
                                                   Common    Paid-in    Retained   Comprehensive Stockholder's
                                                   Stock     Capital    Earnings   Income (Loss)    Equity
                                                  --------- ---------- ----------  ------------- -------------
Balance at December 31, 2013..................... $       3 $     450  $      685  $          4   $     1,142
Dividend paid to Metropolitan Life Insurance
 Company.........................................                            (114)                       (114)
Dividend of subsidiary (Note 2)..................                             (35)                        (35)
Net income (loss)................................                             233                         233
Other comprehensive income (loss), net of income
 tax.............................................                                            59            59
                                                  --------- ---------  ----------  ------------   -----------
Balance at December 31, 2014.....................         3       450         769            63         1,285
Dividend paid to Metropolitan Life Insurance
 Company.........................................                            (199)                       (199)
Net income (loss)................................                             147                         147
Other comprehensive income (loss), net of income
 tax.............................................                                           (47)          (47)
                                                  --------- ---------  ----------  ------------   -----------
Balance at December 31, 2015.....................         3       450         717            16         1,186
Capital contributions from MetLife, Inc..........                   3                                       3
Dividend paid to MetLife, Inc....................                            (295)                       (295)
Net income (loss)................................                              43                          43
Other comprehensive income (loss), net of income
 tax.............................................                                            16            16
                                                  --------- ---------  ----------  ------------   -----------
Balance at December 31, 2016..................... $       3 $     453  $      465  $         32   $       953
                                                  ========= =========  ==========  ============   ===========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                             2016     2015     2014
                                                                                           -------  -------  -------
Cash flows from operating activities
Net income (loss)......................................................................... $    43  $   147  $   233
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Depreciation and amortization expenses...................................................       2        1        2
 Amortization of premiums and accretion of discounts associated with investments, net.....      (4)      (6)      (4)
 (Gains) losses on investments, net.......................................................      11       (2)       5
 (Gains) losses on derivatives, net.......................................................      96      (41)    (175)
 (Income) loss from equity method investments, net of dividends or distributions..........      --       --        1
 Interest credited to policyholder account balances.......................................      34       34       33
 Universal life and investment-type product policy fees...................................    (246)    (259)    (258)
 Change in accrued investment income......................................................       2       --       --
 Change in premiums, reinsurance and other receivables....................................     (20)      21     (216)
 Change in deferred policy acquisition costs, net.........................................      37       54       70
 Change in income tax.....................................................................     (35)      --       45
 Change in other assets...................................................................      98      115      101
 Change in insurance-related liabilities and other policy-related balances................     (16)      14      (11)
 Change in other liabilities..............................................................       4      (24)     170
                                                                                           -------  -------  -------
Net cash provided by (used in) operating activities.......................................       6       54       (4)
                                                                                           -------  -------  -------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................     670      543      499
 Mortgage loans...........................................................................      43       22       21
 Real estate joint ventures...............................................................       4       --       --
 Other limited partnership interests......................................................      --        1       --
Purchases of:
 Fixed maturity securities................................................................    (610)    (555)    (408)
 Mortgage loans...........................................................................      (9)     (10)     (30)
 Other limited partnership interests......................................................      --       --       (1)
Cash received in connection with freestanding derivatives.................................       2        3        5
Cash paid in connection with freestanding derivatives.....................................      (1)      (2)      (5)
Dividend of subsidiary....................................................................      --       --      (49)
Net change in policy loans................................................................       3       (5)      (6)
Net change in short-term investments......................................................      21       27      (41)
                                                                                           -------  -------  -------
Net cash provided by (used in) investing activities....................................... $   123  $    24  $   (15)
                                                                                           -------  -------  -------

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                         2016      2015      2014
                                                                       --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.............................................................  $   255   $   251   $   243
 Withdrawals..........................................................     (109)     (125)     (139)
Net change in payables for collateral under derivative transactions...        4         5         7
Capital contributions.................................................        3        --        --
Dividend paid to parent...............................................     (295)     (199)     (114)
                                                                       --------  --------  --------
Net cash provided by (used in) financing activities...................     (142)      (68)       (3)
                                                                       --------  --------  --------
Change in cash and cash equivalents...................................      (13)       10       (22)
Cash and cash equivalents, beginning of year..........................       25        15        37
                                                                       --------  --------  --------
Cash and cash equivalents, end of year................................  $    12   $    25   $    15
                                                                       ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Income tax...........................................................  $    39   $    58   $    56
                                                                       ========  ========  ========
Non-cash transactions:
 Disposal of subsidiary:
   Assets disposed....................................................  $    --   $    --   $    69
   Liabilities disposed...............................................       --        --       (34)
                                                                       --------  --------  --------
   Net assets disposed................................................       --        --        35
   Cash disposed......................................................       --        --       (49)
   Dividend of interests in subsidiary................................       --        --        14
                                                                       --------  --------  --------
   (Gain) loss on dividend of interests in subsidiary.................  $    --   $    --   $    --
                                                                       ========  ========  ========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   New England Life Insurance Company ("NELICO") and its former subsidiary (collectively, the "Company") is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company is headquartered in Boston, Massachusetts and is a Massachusetts chartered company. In December 2016, the Company was distributed as a non-cash extraordinary dividend from Metropolitan Life Insurance Company ("MLIC") to MetLife, Inc.

   The Company has principally provided, through a network of general agencies and independent brokers located throughout the United States, life insurance and annuity contracts to individuals, as well as group insurance, non-medical health and disability coverage to corporations and other institutions. The Company is licensed to conduct business in 50 states and the District of Columbia.

   In January 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its Retail segment (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include the Company and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   NELICO owned 100% of the outstanding common stock of New England Securities Corporation ("NES") prior to its disposition. See Note 2.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of NELICO and its former subsidiary. Intercompany accounts and transactions have been eliminated.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Separate Accounts

     Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

   .   such separate accounts are legally recognized;

   . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

   .   investments are directed by the contractholder; and

   . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                         Note
-------------------------------------------------------------------------------
Insurance                                                                   3
-------------------------------------------------------------------------------
Deferred Policy Acquisition Costs and Deferred Sales Inducements            4
-------------------------------------------------------------------------------
Reinsurance                                                                 5
-------------------------------------------------------------------------------
Investments                                                                 6
-------------------------------------------------------------------------------
Derivatives                                                                 7
-------------------------------------------------------------------------------
Fair Value                                                                  8
-------------------------------------------------------------------------------
Employee Benefit Plans                                                      11
-------------------------------------------------------------------------------
Income Tax                                                                  12
-------------------------------------------------------------------------------
Litigation Contingencies                                                    13

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

      Liabilities for variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or
   (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
   (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

      Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

      Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

      Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

      The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

      The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Deferred Policy Acquisition Costs and Deferred Sales Inducements

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;

    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

     All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

     DAC is amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 .  Nonparticipating and                  Actual and expected future gross
    non-dividend-paying traditional       premiums.
    contracts:
    . Term insurance
    . Non-medical health insurance
 ------------------------------------------------------------------------------
 .  Participating, dividend-paying        Actual and expected future gross
    traditional contracts                 margins.
 ------------------------------------------------------------------------------
 .  Fixed and variable universal life     Actual and expected future gross
    contracts                             profits.
 .  Variable deferred annuity contracts

     See Note 4 for additional information on DAC amortization.

     The recovery of DAC is dependent upon the future profitability of the related business.

     The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

  Reinsurance

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. (See Note 6 "Investments -- Fixed Maturity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities"). The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 6
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to both portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 6.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Social investments which are accounted for under the equity method as described in "-- Real Estate Joint Ventures and Other Limited Partnership Interests" above.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

  Employee Benefit Plans

     Through December 31, 2016, MLIC provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provided and the Company contributed to a postretirement medical and life insurance benefit plan for certain retired employees. The Company

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included in the consolidated balance sheet. The Company has included costs associated with its participants in these plans in other expenses. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

     The Company also sponsors certain frozen qualified and nonqualified defined benefit pension plans; and a frozen postretirement benefit plan. The Company recognizes the funded status of each of its pension and postretirement defined benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

     Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs over the average projected future lifetime of all plan participants or projected future working lifetime, as appropriate. Prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized into net periodic benefit costs over the average projected future lifetime of all plan participants or projected future working lifetime, as appropriate.

     Net periodic benefit costs are determined using management estimates and actuarial assumptions; and are comprised of service cost, interest cost, expected return on plan assets, amortization of net actuarial (gains) losses, settlement & curtailment costs, and amortization of prior service costs (credit).

  Income Tax

     The Company joins with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .  the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .  future reversals of existing taxable temporary differences;

   .  taxable income in prior carryback years; and

   .  tax planning strategies.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from one to 25 years for leasehold improvements and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $8 million at both December 31, 2016 and 2015. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $6 million and $5 million at December 31, 2016 and 2015, respectively. Related depreciation and amortization expense was $1 million for each of the years ended December 31, 2016, 2015 and 2014.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $9 million and $14 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $8 million and $9 million at December 31, 2016 and 2015, respectively. Related amortization expense was $1 million, less than $1 million and $1 million for the years ended
   December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. See Note 2 for information on the disposition of NES.

   Policyholder Dividends

      Policyholder dividends are approved annually by NELICO's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by NELICO.

   Foreign Currency

      Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a variable interest entity ("VIE"), and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. Amounts related to VIEs, as of December 31, 2016, disclosed in Note 6 reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

Future Adoption of New Accounting Pronouncements

   In March 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on purchased callable debt securities (Accounting Standards Update ("ASU") 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those years and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings. Early adoption is permitted. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the amendments do not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension cost and net periodic postretirement benefit cost
(ASU 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost). The new guidance is effective for annual periods beginning after December 15, 2017 and interim periods within those annual periods. Early adoption is permitted as of the beginning of an annual period for which financial statements (interim or annual) have not been issued or made available for issuance. The guidance requires that an employer that offers to their employees defined benefit pension or other postretirement benefit plans report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. The guidance should be applied retrospectively for the presentation of the service cost component in the income statement and allows a practical expedient for the estimation basis for applying the retrospective presentation requirements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option ("FVO") that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

               New England Life Insurance Company and Subsidiary

2. Dispositions

   In December 2014, the Company distributed to MLIC as a dividend, all of the issued and outstanding shares of common stock of its wholly-owned, broker dealer subsidiary, NES. The net book value of NES at the time of the dividend was $35 million, which was recorded as a dividend of subsidiary in retained earnings. As of the date of the dividend payment, the Company no longer consolidated the assets, liabilities and operations of NES.

3. Insurance

Insurance Liabilities

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5% and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.
----------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 9%.
----------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used
traditional fixed annuities after    in establishing such liabilities range from 2% to 7%.
annuitization
----------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity,
insurance                            withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 5%.
----------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 2% of the Company's life insurance in-force at both December 31, 2016 and 2015. Participating policies represented 43%, 41% and 42% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 5%, less expenses, mortality charges and withdrawals.

               New England Life Insurance Company and Subsidiary

Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 7. Guarantees accounted for as insurance liabilities include:

 -----------------------------------------------------------------------------
 Guarantee:                                     Measurement Assumptions:
 -----------------------------------------------------------------------------
   GMDBs     . A return of purchase payment   . Present value of expected
                upon death even if the           death benefits in excess of
                account value is reduced to      the projected account
                zero.                            balance recognizing the
             . An enhanced death benefit may     excess ratably over the
                be available for an              accumulation period based on
                additional fee.                  the present value of total
                                                 expected assessments.
                                              . Assumptions are consistent
                                                 with those used for
                                                 amortizing DAC, and are thus
                                                 subject to the same
                                                 variability and risk.
                                              . Investment performance and
                                                 volatility assumptions are
                                                 consistent with the
                                                 historical experience of the
                                                 appropriate underlying
                                                 equity index, such as the
                                                 S&P 500 Index.
                                              . Benefit assumptions are based
                                                 on the average benefits
                                                 payable over a range of
                                                 scenarios.
 -----------------------------------------------------------------------------
   GMIBs     . After a specified period of    . Present value of expected
                time determined at the time      income benefits in excess of
                of issuance of the variable      the projected account
                annuity contract, a minimum      balance at any future date
                accumulation of purchase         of annuitization and
                payments, even if the            recognizing the excess
                account value is reduced to      ratably over the
                zero, that can be annuitized     accumulation period based on
                to receive a monthly income      present value of total
                stream that is not less than     expected assessments.
                a specified amount.           . Assumptions are consistent
             . Certain contracts also            with those used for
                provide for a guaranteed         estimating GMDB liabilities.
                lump sum return of purchase   . Calculation incorporates an
                premium in lieu of the           assumption for the
                annuitization benefit.           percentage of the potential
                                                 annuitizations that may be
                                                 elected by the
                                                 contractholder.
 -----------------------------------------------------------------------------
   GMWBs     . A return of purchase payment   . Expected value of the life
                via partial withdrawals,         contingent payments and
                even if the account value is     expected assessments using
                reduced to zero, provided        assumptions consistent with
                that cumulative withdrawals      those used for estimating
                in a contract year do not        the GMDB liabilities.
                exceed a certain limit.
             . Certain contracts include
                guaranteed withdrawals that
                are life contingent.
 -----------------------------------------------------------------------------

               New England Life Insurance Company and Subsidiary

   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and variable life contracts was as follows:

                                                                          Variable Life
                                                     Annuity Contracts      Contracts
                                                   ---------------------  -------------
                                                                            Secondary
                                                     GMDBs       GMIBs     Guarantees      Total
                                                   ---------  ----------  ------------- ----------
                                                                    (In millions)
Direct
Balance at January 1, 2014........................ $       9  $       96    $       1   $      106
Incurred guaranteed benefits......................         3          16           (1)          18
Paid guaranteed benefits..........................        --          --           --           --
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2014......................        12         112           --          124
Incurred guaranteed benefits......................         3          18           --           21
Paid guaranteed benefits..........................        (1)         --           --           (1)
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2015......................        14         130           --          144
Incurred guaranteed benefits......................         5          (1)          --            4
Paid guaranteed benefits..........................        --          (1)          --           (1)
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2016...................... $      19  $      128    $      --   $      147
                                                   =========  ==========    =========   ==========
Ceded
Balance at January 1, 2014........................ $       8  $       33    $      --   $       41
Incurred guaranteed benefits......................         4          (2)          --            2
Paid guaranteed benefits..........................        --          --           --           --
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2014......................        12          31           --           43
Incurred guaranteed benefits......................         3           5           --            8
Paid guaranteed benefits..........................        (1)          1           --           --
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2015......................        14          37           --           51
Incurred guaranteed benefits......................         5           2           --            7
Paid guaranteed benefits..........................        --          (1)          --           (1)
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2016...................... $      19  $       38    $      --   $       57
                                                   =========  ==========    =========   ==========
Net
Balance at January 1, 2014........................ $       1  $       63    $       1   $       65
Incurred guaranteed benefits......................        (1)         18           (1)          16
Paid guaranteed benefits..........................        --          --           --           --
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2014......................        --          81           --           81
Incurred guaranteed benefits......................        --          13           --           13
Paid guaranteed benefits..........................        --          (1)          --           (1)
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2015......................        --          93           --           93
Incurred guaranteed benefits......................        --          (3)          --           (3)
Paid guaranteed benefits..........................        --          --           --           --
                                                   ---------  ----------    ---------   ----------
Balance at December 31, 2016...................... $      --  $       90    $      --   $       90
                                                   =========  ==========    =========   ==========

               New England Life Insurance Company and Subsidiary

   Information regarding the Company's guarantee exposure was as follows at:

                                                              December 31,
                               ---------------------------------------------------------------------------
                                               2016                                  2015
-                              ------------------------------------- -------------------------------------
                                     In the               At               In the               At
                                 Event of Death     Annuitization      Event of Death     Annuitization
                               ------------------ ------------------ ------------------ ------------------
                                                       (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)....... $       5,128      $       3,164      $       5,363      $       3,231
Separate account value........ $       4,768      $       3,009      $       5,008      $       3,084
Net amount at risk............ $          74 (4)  $         196 (5)  $         112 (4)  $         136 (5)
Average attained age of
 contractholders..............      67 years           65 years           66 years           64 years

                                                                                 December 31,
                                                                            -----------------------
                                                                               2016        2015
                                                                            ----------- -----------
                                                                             Secondary Guarantees
                                                                            -----------------------
                                                                             (Dollars in millions)
Variable Life Contracts
Total account value (3).................................................... $     2,149 $     2,195
Net amount at risk (6)..................................................... $    11,662 $    12,708
Average attained age of policyholders......................................    54 years    54 years

--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 5 for a discussion of certain living and death benefit guarantees which have been reinsured.

(3)Includes the contractholder's investments in the general account and separate account, if applicable.

(4)Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

               New England Life Insurance Company and Subsidiary

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2016          2015
                                   ------------- -------------
                                          (In millions)
                  Fund Groupings:
                   Equity.........  $      3,599  $      3,687
                   Balanced.......         2,201         2,298
                   Bond...........           599           631
                   Money Market...            58            65
                                   ------------- -------------
                     Total........  $      6,457  $      6,681
                                   ============= =============

Liabilities for Unpaid Claims and Claim Expenses

   Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                Years Ended December 31,
                                            --------------------------------
                                                 2016       2015       2014
                                            ---------- ---------- ----------
                                                     (In millions)
   Balance at December 31 of prior period..  $      27  $      27  $      25
     Less: Reinsurance recoverables........         21         21         20
                                            ---------- ---------- ----------
   Net balance at December 31 of prior
     period................................          6          6          5
   Cumulative adjustment (1)...............         22         --         --
                                            ---------- ---------- ----------
   Net balance at January 1,...............         28          6          5
   Incurred related to:
     Current year..........................         74          1          1
     Prior years (2).......................          4         --          1
                                            ---------- ---------- ----------
      Total incurred.......................         78          1          2
                                            ---------- ---------- ----------
   Paid related to:
     Current year..........................       (71)         --         --
     Prior years...........................       (17)        (1)        (1)
                                            ---------- ---------- ----------
      Total paid...........................       (88)        (1)        (1)
                                            ---------- ---------- ----------
   Net balance at December 31,.............         18          6          6
     Add: Reinsurance recoverables.........         21         21         21
                                            ---------- ---------- ----------
   Balance at December 31,.................  $      39  $      27  $      27
                                            ========== ========== ==========

--------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

               New England Life Insurance Company and Subsidiary

Separate Accounts

   Separate account assets and liabilities consist of pass-through separate accounts totaling $7.7 billion and $7.9 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

4. Deferred Policy Acquisition Costs and Deferred Sales Inducements

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts (primarily term insurance and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

Participating, Dividend Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Variable Deferred Annuity Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting

               New England Life Insurance Company and Subsidiary rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

               New England Life Insurance Company and Subsidiary

   Information regarding DAC was as follows:

                                                              Years Ended December 31,
                                                         -----------------------------------
                                                              2016        2015        2014
                                                         ----------- ----------- -----------
                                                                    (In millions)
DAC
Balance at January 1,...................................  $      621  $      675  $      746
Capitalizations.........................................           4          --          20
Amortization related to:
 Net investment gains (losses) and net derivative gains
   (losses).............................................          21         (7)        (26)
 Other expenses.........................................        (62)        (47)        (63)
                                                         ----------- ----------- -----------
   Total amortization...................................        (41)        (54)        (89)
                                                         ----------- ----------- -----------
Unrealized investment gains (losses)....................         (1)          --         (2)
                                                         ----------- ----------- -----------
Balance at December 31,.................................  $      583  $      621  $      675
                                                         =========== =========== ===========

   Information regarding DSI was as follows:

                                                Years Ended December 31,
                                            --------------------------------
                                                2016       2015       2014
                                            ---------- ---------- ----------
                                                     (In millions)
   DSI
   Balance at January 1,...................  $      17  $      20  $      24
   Amortization............................        (4)        (3)        (3)
   Unrealized investment gains (losses)....         --         --        (1)
                                            ---------- ---------- ----------
   Balance at December 31,.................  $      13  $      17  $      20
                                            ========== ========== ==========

5. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of certain level premium term life policies to an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

               New England Life Insurance Company and Subsidiary

   The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities to an affiliate. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the affiliate. The Company also reinsures 100% of certain variable annuity risk to an affiliate.

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $113 million and $112 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $157 million of net unaffiliated ceded reinsurance recoverables. Of this total, $125 million, or 80%, were with the Company's five largest unaffiliated ceded reinsurers, including $81 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $157 million of net unaffiliated ceded reinsurance recoverables. Of this total, $126 million, or 80%, were with the Company's five largest unaffiliated ceded reinsurers, including $81 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                      2016      2015      2014
                                                   --------  --------  --------
                                                           (In millions)
Premiums
Direct premiums................................... $     71  $     69  $     76
Reinsurance ceded.................................      (28)      (26)      (27)
                                                   --------  --------  --------
  Net premiums.................................... $     43  $     43  $     49
                                                   ========  ========  ========
Universal life and investment-type product policy
  fees
Direct universal life and investment-type product
  policy fees..................................... $    278  $    293  $    302
Reinsurance ceded.................................      (32)      (34)      (44)
                                                   --------  --------  --------
  Net universal life and investment-type product
   policy fees.................................... $    246  $    259  $    258
                                                   ========  ========  ========

               New England Life Insurance Company and Subsidiary

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                2016      2015      2014
                                                             --------  --------  --------
                                                                     (In millions)
Other revenues
Direct other revenues.......................................  $    20   $    21  $    255
Reinsurance ceded...........................................      (27)      (30)       (5)
                                                             --------  --------  --------
  Net other revenues........................................  $    (7)  $    (9) $    250
                                                             ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims.....................  $   192   $   202  $    163
Reinsurance ceded...........................................      (85)      (82)      (44)
                                                             --------  --------  --------
  Net policyholder benefits and claims......................  $   107   $   120  $    119
                                                             ========  ========  ========
Amortization of deferred policy acquisition costs
Direct amortization of deferred policy acquisition costs....  $    44   $    57  $     94
Reinsurance ceded...........................................       (3)       (3)       (5)
                                                             --------  --------  --------
  Net amortization of deferred policy acquisition costs.....  $    41   $    54  $     89
                                                             ========  ========  ========
Other expenses
Direct other expenses.......................................  $    75   $    48  $    257
Reinsurance ceded...........................................       (7)       (7)       (3)
                                                             --------  --------  --------
  Net other expenses........................................  $    68   $    41  $    254
                                                             ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                     December 31,
                                                -------------------------------------------------------
                                                           2016                        2015
                                                --------------------------- ---------------------------
                                                                    Total                       Total
                                                                   Balance                     Balance
                                                Direct    Ceded     Sheet   Direct    Ceded     Sheet
                                                ------- --------- --------- ------- --------- ---------
                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables....  $   22  $  1,127  $  1,149  $   33  $  1,082  $  1,115
Liabilities
Other liabilities..............................  $  250  $    225  $    475  $  249  $    225  $    474

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $426 million and $398 million at December 31, 2016 and 2015, respectively. There were no deposit liabilities on reinsurance at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, Brighthouse Life Insurance Company ("Brighthouse Insurance") and MetLife Reinsurance Company of Vermont ("MRV"), all of which are related parties.

               New England Life Insurance Company and Subsidiary

   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                 Years Ended December 31,
                                                        ------------------------------------------
                                                             2016           2015          2014
                                                        -------------  -------------  ------------
                                                                       (In millions)
Premiums
Reinsurance ceded......................................  $         (2)  $         --   $        (1)
Universal life and investment-type product policy fees
Reinsurance ceded......................................  $         (7)  $         (7)  $       (16)
Other revenues
Reinsurance ceded......................................  $        (27)  $        (30)  $        (5)
Policyholder benefits and claims
Reinsurance ceded......................................  $        (24)  $        (26)  $        (7)
Other expenses
Reinsurance ceded......................................  $         (6)  $         (6)  $        (3)

   Information regarding the significant effects of ceded affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                        December 31,
                                                 ---------------------------
                                                     2016          2015
                                                 ------------- -------------
                                                        (In millions)
    Assets
    Premiums, reinsurance and other receivables.  $        962  $        918
    Liabilities
    Other liabilities...........................  $        171  $        172

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $500 million and $486 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were $10 million, $58 million and $195 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $899 million and $868 million of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $382 million and $354 million at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

               New England Life Insurance Company and Subsidiary

6. Investments

   See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation and currency. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

     The following table presents the fixed maturity securities AFS by sector. Included within fixed maturity securities are structured securities including commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS") and ABS (collectively, "Structured Securities").

                                            December 31, 2016                           December 31, 2015
                               ------------------------------------------- -------------------------------------------
                                            Gross Unrealized                            Gross Unrealized
                                         ----------------------- Estimated           ----------------------- Estimated
                               Amortized        Temporary  OTTI    Fair    Amortized        Temporary  OTTI    Fair
                                 Cost    Gains   Losses   Losses   Value     Cost    Gains   Losses   Losses   Value
                               --------- ------ --------- ------ --------- --------- ------ --------- ------ ---------
                                                                    (In millions)
Fixed maturity securities
U.S. corporate................  $    614  $  38   $   6    $  --  $    646  $    731  $  35   $  21    $  --  $    745
Foreign corporate.............       271     10      11       --       270       311      9      16       --       304
U.S. government and agency....       160     14      --       --       174        72     12      --       --        84
CMBS..........................       112      4      --       --       116       141      4       2       --       143
State and political
 subdivision..................        70     17      --       --        87        70     15      --       --        85
RMBS..........................        85      3       4       --        84        68      3      --       --        71
Foreign government............        59      2       2       --        59        22     --      --       --        22
ABS...........................        54     --       1       --        53        80      1      --       --        81
                               --------- ------  ------   ------ --------- --------- ------  ------   ------ ---------
 Total fixed maturity
   securities.................  $  1,425  $  88   $  24    $  --  $  1,489  $  1,495  $  79   $  39    $  --  $  1,535
                               ========= ======  ======   ====== ========= ========= ======  ======   ====== =========

     The Company did not hold non-income producing fixed maturity securities at both December 31, 2016 and 2015.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

     Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically

               New England Life Insurance Company and Subsidiary reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment- sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                            Due After Five
                                             Due After One      Years                                   Total Fixed
                                Due in One    Year Through   Through Ten    Due After Ten  Structured    Maturity
                                Year or Less  Five Years        Years          Years      Securities    Securities
                               ------------- ------------- --------------- -------------- ------------ -------------
                                                                   (In millions)
Amortized cost................   $       40   $       376    $       386     $       372   $       251  $      1,425
Estimated fair value..........   $       40   $       396    $       393     $       407   $       253  $      1,489

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                                         December 31, 2016                         December 31, 2015
                                             ----------------------------------------- -----------------------------------------
                                                                  Equal to or Greater                       Equal to or Greater
                                             Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                             -------------------- -------------------- -------------------- --------------------
                                             Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                               Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                               Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                             --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                                            (Dollars in millions)
Fixed maturity securities
U.S. corporate..............................  $     44   $     2   $     46  $      4   $    233  $     15   $     36  $      6
Foreign corporate...........................        24         1         60        10         73         5         55        11
U.S. government and agency..................        --        --         --        --         11        --         --        --
CMBS........................................        19        --         --        --         54         2          7        --
State and political subdivision.............         2        --         --        --         --        --         --        --
RMBS........................................        37         4         --        --         12        --         --        --
Foreign government..........................        31         2         --        --          9        --         --        --
ABS.........................................        28         1         --        --         31        --          5        --
                                             ---------  --------  --------- ---------  --------- ---------  --------- ---------
  Total fixed maturity securities...........  $    185   $    10   $    106  $     14   $    423  $     22   $    103  $     17
                                             =========  ========  ========= =========  ========= =========  ========= =========
Total number of securities in an unrealized
 loss position..............................        71                   31                  196                   29
                                             =========            =========            =========            =========

               New England Life Insurance Company and Subsidiary

  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its

               New England Life Insurance Company and Subsidiary overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $15 million during the year ended December 31, 2016 to $24 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $2 million of the total $24 million of gross unrealized losses were from one investment grade fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

      Mortgage loans are summarized as follows at:

                                                   December 31,
                                    ------------------------------------------
                                            2016                  2015
                                    --------------------- --------------------
                                     Carrying    % of     Carrying    % of
                                      Value      Total     Value      Total
                                    ---------- ---------- --------- ----------
                                              (Dollars in millions)
  Mortgage loans
   Agricultural....................  $      62      71.3%   $    59      48.7%
   Commercial......................         25       28.7        63       52.1
                                    ---------- ---------- --------- ----------
     Subtotal......................         87      100.0       122      100.8
   Valuation allowances............         --         --       (1)      (0.8)
                                    ---------- ---------- --------- ----------
       Total mortgage loans, net...  $      87     100.0%  $    121     100.0%
                                    ========== ========== ========= ==========

               New England Life Insurance Company and Subsidiary

      The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 was $3 million, $11 million and $0, respectively.

  Mortgage Loans Valuation Allowance and Impaired Loans by Portfolio Segment

     At both December 31, 2016 and 2015, the Company had no impaired mortgage loans and all mortgage loans were evaluated collectively for credit losses.

   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Agricultural and Commercial Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type

               New England Life Insurance Company and Subsidiary basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

  Credit Quality of Agricultural Mortgage Loans

     The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                              -----------------------------------------
                                      2016                 2015
                              -------------------- --------------------
                               Recorded    % of     Recorded    % of
                              Investment   Total   Investment   Total
                              ---------- --------- ---------- ---------
                                       (Dollars in thousands)
        Loan-to-value ratios
        Less than 65%........  $      60     96.8% $      59     100.0%
        65% to 75%...........          2       3.2        --         --
                              ---------- --------- ---------  ---------
          Total..............  $      62    100.0% $      59     100.0%
                              ========== ========= =========  =========

  Credit Quality of Commercial Mortgage Loans

     All of the commercial mortgage loans held at both December 31, 2016 and 2015 had loan-to-value ratios less than 65% and a debt service coverage ratio greater than 1.2x.

  Past Due and Nonaccrual Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both
  December 31, 2016 and 2015.

  Mortgage Loans Modified in a Troubled Debt Restructuring

     The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. There were no mortgage loans modified in a troubled debt restructuring during both the years ended December 31, 2016 and 2015.

               New England Life Insurance Company and Subsidiary

Other Invested Assets

   Other invested assets is comprised of freestanding derivatives with positive estimated fair values (see Note 7) and social investments.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $6 million at December 31, 2016. The Company did not hold cash equivalents at December 31, 2015.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC and DSI that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                 Years Ended December 31,
                                            ----------------------------------
                                               2016       2015        2014
                                            ---------- ----------- -----------
                                                      (In millions)
  Fixed maturity securities................  $      64  $       40  $      113
  Derivatives..............................         16          17          11
  Amounts allocated from DAC and DSI.......        (5)         (4)         (4)
  Deferred income tax benefit (expense)....       (27)        (19)        (42)
                                            ---------- ----------- -----------
  Net unrealized investment gains (losses).  $      48  $       34  $       78
                                            ========== =========== ===========

                                     The changes in net unrealized investment gains (losses) were as follows:

                                                            Years Ended December 31,
                                                      ------------------------------------
                                                         2016        2015         2014
                                                      ---------- ------------ ------------
                                                                 (In millions)
Balance at January 1,................................  $      34   $       78  $        26
Unrealized investment gains (losses) during the year.         23         (67)           83
Unrealized investment gains (losses) relating to:
 DAC and DSI.........................................        (1)           --          (3)
 Deferred income tax benefit (expense)...............        (8)           23         (28)
                                                      ---------- ------------ ------------
Balance at December 31,..............................  $      48   $       34  $        78
                                                      ========== ============ ============
Change in net unrealized investment gains (losses)...  $      14  $      (44)  $        52
                                                      ========== ============ ============

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at December 31, 2016. There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity at December 31, 2015.

               New England Life Insurance Company and Subsidiary

Invested Assets on Deposit and Pledged as Collateral

   Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                            December 31,
                                                                       -----------------------
                                                                          2016        2015
                                                                       ----------- -----------
                                                                            (In millions)
Invested assets on deposit (regulatory deposits)......................  $        4  $        4
Invested assets pledged as collateral (1).............................          --           1
                                                                       ----------- -----------
  Total invested assets on deposit and pledged as collateral..........  $        4  $        5
                                                                       =========== ===========

--------
(1) The Company has pledged invested assets in connection with derivative transactions (see Note 7).

Variable Interest Entities

   The Company has invested in certain entities that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

  Consolidated VIEs

     There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at both December 31, 2016 and 2015.

  Unconsolidated VIEs

     The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                 December 31,
                                -----------------------------------------------
                                         2016                    2015
                                ----------------------- -----------------------
                                              Maximum                 Maximum
                                 Carrying    Exposure    Carrying    Exposure
                                  Amount    to Loss (1)   Amount    to Loss (1)
                                ----------- ----------- ----------- -----------
                                                 (In millions)
Fixed maturity securities AFS:
 Structured Securities (2).....  $      253  $      253  $      295  $      295
 U.S. corporate................           6           6          13          13
Other investments (3)..........          16          17           4           5
                                ----------- ----------- ----------- -----------
   Total.......................  $      275  $      276  $      312  $      313
                                =========== =========== =========== ===========

--------
  (1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other investments is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

               New England Life Insurance Company and Subsidiary

  (2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

  (3)Other investments is comprised of other invested assets and other limited partnership interests.

     As described in Note 13, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during each of the years ended December 31, 2016, 2015 and 2014.

Net Investment Income

   The components of net investment income were as follows:

                                                   Years Ended December 31,
                                             ---------------------------------------
                                                 2016        2015         2014
                                             ------------  ---------  -------------
                                                        (In millions)
 Investment income:
   Fixed maturity securities................   $       76   $     80    $        78
   Mortgage loans...........................            8          6              7
   Policy loans.............................           23         24             23
   Other limited partnership interests......           --          1              1
   Other....................................            3          1              2
                                             ------------  ---------  -------------
    Subtotal................................          110        112            111
   Less: Investment expenses................            2          2              2
                                             ------------  ---------  -------------
      Net investment income.................   $      108   $    110    $       109
                                             ============  =========  =============

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

 Net Investment Gains (Losses)

   Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                   Years Ended December 31,
                                             ---------------------------------------
                                                 2016        2015         2014
                                             ------------  ---------  -------------
                                                        (In millions)
 Total gains (losses) on fixed maturity
   securities:
   OTTI losses on fixed maturity
    securities recognized in earnings.......   $       --   $     --   $        (1)
   Fixed maturity securities -- net
    gains (losses) on sales and disposals...         (12)          1            (4)
 Mortgage loans.............................            1         --             --
   Other....................................           --          1             --
                                             ------------  ---------  -------------
    Total net investment gains (losses).....  $      (11)   $      2   $        (5)
                                             ============  =========  =============

     Gains (losses) from foreign currency transactions included within net investment gains (losses) were less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

               New England Life Insurance Company and Subsidiary

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                 Years Ended December 31,
                                            ----------------------------------
                                               2016        2015        2014
                                            ----------  ----------  ----------
                                                       (In millions)
 Proceeds.................................. $      589  $      439  $      388
                                            ==========  ==========  ==========
 Gross investment gains.................... $       13  $        6  $        4
 Gross investment losses...................        (25)         (5)         (8)
 OTTI losses...............................         --          --          (1)
                                            ----------  ----------  ----------
   Net investment gains (losses)........... $      (12) $        1  $       (5)
                                            ==========  ==========  ==========

Related Party Investment Transactions

   During the year ended December 31, 2016, the Company transferred invested assets to affiliates with a fair value of $23 million and amortized cost of $19 million. Net investment gains (losses) and the change in additional paid-in capital recognized on these transfers was less than $1 million and $3 million, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $2 million for each of the years ended December 31, 2016, 2015 and 2014. The Company had affiliated net investment income (loss) of less than $1 million for each of the years ended December 31, 2016, 2015 and 2014.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliate.

7. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

               New England Life Insurance Company and Subsidiary

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

  Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                         December 31,
                                                                    -----------------------------------------------------------
                                                                               2016                          2015
                                                                    ----------------------------- -----------------------------
                                                                             Estimated Fair Value          Estimated Fair Value
                                                                             --------------------          --------------------
                                                                     Gross                         Gross
                                                                    Notional                      Notional
                                  Primary Underlying Risk Exposure   Amount  Assets  Liabilities   Amount  Assets  Liabilities
                                  --------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                                         (In millions)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
  Foreign currency swaps......... Foreign currency exchange rate    $     73 $  17    $      --   $     85 $  17    $      --
                                                                    -------- -----    ---------   -------- -----    ---------
   Total qualifying hedges.......                                         73    17           --         85    17           --
                                                                    -------- -----    ---------   -------- -----    ---------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Foreign currency swaps........... Foreign currency exchange rate          11     2           --          9     2           --
Credit default swaps - purchased. Credit                                   3    --           --          3    --           --
Credit default swaps - written... Credit                                  22    --           --         33    --           --
                                                                    -------- -----    ---------   -------- -----    ---------
   Total non-designated or nonqualifying derivatives............          36     2           --         45     2           --
                                                                    -------- -----    ---------   -------- -----    ---------
    Total......................................................     $    109 $  19    $      --   $    130 $  19    $      --
                                                                    ======== =====    =========   ======== =====    =========

   Based on gross notional amounts, a portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not

               New England Life Insurance Company and Subsidiary qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and
(iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                Years Ended December 31,
                                            --------------------------------
                                               2016       2015       2014
                                            ----------- --------- ----------
                                                     (In millions)
   Freestanding derivatives and hedging
     gains (losses) (1).................... $         2 $       1 $        2
   Embedded derivatives gains (losses).....        (83)        55        168
                                            ----------- --------- ----------
     Total net derivative gains (losses)... $      (81) $      56 $      170
                                            =========== ========= ==========

--------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The Company recognized net investment income from settlement payments related to qualifying hedges of $2 million, $2 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company recognized net derivative gains (losses) from settlement payments related to nonqualifying hedges of $0, $1 million, and $1 million for the years ended December 31, 2016, 2015 and 2014.

Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   For each of the years ended December 31, 2016, 2015 and 2014, the amount of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments was not significant.

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). For both the years ended December 31, 2016 and 2015, the amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges were not significant. For the year ended December 31, 2014, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for each of the years ended December 31, 2016, 2015 and 2014.

   At December 31, 2016 and 2015, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $16 million and $17 million, respectively.

               New England Life Insurance Company and Subsidiary

   For the years ended December 31, 2016, 2015 and 2014, there was $2 million, $6 million and $9 million, respectively, of gains (losses) deferred in AOCI related to foreign currency swaps. For the year ended December 31, 2016, the amount reclassified to net derivative gains (losses) related to foreign currency swaps was $3 million. For both the years ending December 31, 2015 and 2014, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the years ended December 31, 2016, 2015 and 2014, there were no amounts reclassified to net investment income related to foreign currency swaps. For the years ended December 31, 2016, 2015 and 2014, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $3 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $22 million and $33 million at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. The amount the Company would have received to terminate all of these contracts at both December 31, 2016 and 2015, was not significant.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                   December 31,
                                   -----------------------------------------------------------------------------
                                                    2016                                   2015
                                   -------------------------------------- --------------------------------------
                                                 Maximum                                Maximum
                                   Estimated      Amount                  Estimated      Amount
                                   Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                   of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of        Default   Credit Default   Years to    Default   Credit Default   Years to
Referenced Credit Obligations (1)    Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                               (Dollars in millions)
Baa
Credit default swaps referencing
  indices.........................  $    --     $      22           5.0    $    --     $      22           5.0
B
Credit default swaps referencing
  indices.........................       --            --            --         --            11           5.0
                                    -------     ---------                  -------     ---------
   Total..........................  $    --     $      22           5.0    $    --     $      33           5.0
                                    =======     =========                  =======     =========

--------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

               New England Life Insurance Company and Subsidiary

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                             December 31,
                                              -------------------------------------------
                                                      2016                  2015
                                              --------------------- ---------------------
Derivatives Subject to a Master Netting
Arrangement or a Similar Arrangement           Assets   Liabilities  Assets   Liabilities
---------------------------------------       --------  ----------- --------  -----------
                                                             (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)........................... $     19    $    --   $     19    $    --
 OTC-cleared (1).............................       --         --         --         --
                                              --------    -------   --------    -------
   Total gross estimated fair value of
     derivatives (1).........................       19         --         19         --
Amounts offset on the consolidated balance
 sheets......................................       --         --         --         --
                                              --------    -------   --------    -------
Estimated fair value of derivatives
 presented on the consolidated balance
 sheets (1)..................................       19         --         19         --
Gross amounts not offset on the consolidated
 balance sheets:
Gross estimated fair value of derivatives:
 (2)
   OTC-bilateral.............................       --         --         --         --
   OTC-cleared...............................       --         --         --         --
Cash collateral: (3)
   OTC-bilateral.............................      (19)        --        (15)        --
   OTC-cleared...............................       --         --         --         --
Securities collateral: (4)
   OTC-bilateral.............................       --         --         (1)        --
   OTC-cleared...............................       --         --         --         --
                                              --------    -------   --------    -------
Net amount after application of master
 netting agreements and collateral........... $     --    $    --   $      3    $    --
                                              ========    =======   ========    =======

--------

(1) At both December 31, 2016 and 2015, the amount of income or (expense) accruals reported in accrued investment income or in other liabilities included in derivative assets and derivative liabilities was not significant.

               New England Life Insurance Company and Subsidiary

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At both December 31, 2016 and 2015, the Company did not receive or provide any excess cash collateral.

(4) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2016 and 2015, the Company did not receive or provide excess securities collateral for its OTC-bilateral derivatives. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $0 and $1 million, respectively, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both New England Life Insurance Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   At both December 31, 2016 and 2015, the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements and the estimated fair value of the collateral pledged were not significant. At both December 31, 2016 and 2015, there was no incremental collateral that New England Life Insurance Company would be required to provide if there was a one-notch downgrade in its financial strength rating at the reporting date or if its financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date.

Embedded Derivatives

   The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

               New England Life Insurance Company and Subsidiary

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                        December 31,
                                                                       ---------------
                                    Balance Sheet Location              2016    2015
                          -------------------------------------------- ------- -------
                                                                        (In millions)
Embedded derivatives
 within asset host
 contracts:
 Ceded guaranteed
   minimum benefits...... Premiums, reinsurance and other receivables  $   500 $   486
Embedded derivatives
 within liability host
 contracts:
 Direct guaranteed
   minimum benefits...... Policyholder account balances                $   122 $    12

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                              Years Ended December 31,
                                                             --------------------------
                                                               2016     2015     2014
                                                             --------  ------- --------
                                                                   (In millions)
Net derivative gains (losses) (1), (2)...................... $    (83) $    55 $    168

--------

(1) The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $11 million, $2 million and $3 million for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($21) million, ($5) million and ($13) million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 5 for discussion of affiliated net derivative gains (losses).

8. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

               New England Life Insurance Company and Subsidiary

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below at:

                                                              December 31, 2016
                                            ------------------------------------------------------
                                                     Fair Value Hierarchy
                                            --------------------------------------
                                                                                   Total Estimated
                                              Level 1      Level 2      Level 3      Fair Value
                                            ------------ ------------ ------------ ---------------
                                                                (In millions)
Assets
Fixed maturity securities:
  U.S. corporate........................... $         -- $        607 $         39  $        646
  Foreign corporate........................           --          228           42           270
  U.S. government and agency...............          100           74           --           174
  CMBS.....................................           --          116           --           116
  State and political subdivision..........           --           87           --            87
  RMBS.....................................           --           76            8            84
  Foreign government.......................           --           59           --            59
  ABS......................................           --           45            8            53
                                            ------------ ------------ ------------  ------------
    Total fixed maturity securities........          100        1,292           97         1,489
                                            ------------ ------------ ------------  ------------
Short-term investments.....................           15            1           --            16
Derivative assets: (1)
  Foreign currency exchange rate...........           --           19           --            19
                                            ------------ ------------ ------------  ------------
    Total derivative assets................           --           19           --            19
                                            ------------ ------------ ------------  ------------
Embedded derivatives within asset host
 contracts (2).............................           --           --          500           500
Separate account assets (3)................           --        7,696           --         7,696
                                            ------------ ------------ ------------  ------------
       Total assets........................ $        115 $      9,008 $        597  $      9,720
                                            ============ ============ ============  ============
Liabilities
Embedded derivatives within liability host
 contracts (2)............................. $         -- $         -- $        122  $        122

               New England Life Insurance Company and Subsidiary

                                                              December 31, 2015
                                            ------------------------------------------------------
                                                     Fair Value Hierarchy
                                            --------------------------------------
                                                                                   Total Estimated
                                              Level 1      Level 2      Level 3      Fair Value
                                            ------------ ------------ ------------ ---------------
                                                                (In millions)
Assets
Fixed maturity securities:
  U.S. corporate........................... $         -- $        726 $         19  $        745
  Foreign corporate........................           --          250           54           304
  U.S. government and agency...............           24           60           --            84
  CMBS.....................................           --          143           --           143
  State and political subdivision..........           --           85           --            85
  RMBS.....................................           --           57           14            71
  Foreign government.......................           --           22           --            22
  ABS......................................           --           59           22            81
                                            ------------ ------------ ------------  ------------
    Total fixed maturity securities........           24        1,402          109         1,535
                                            ------------ ------------ ------------  ------------
Short-term investments.....................           --           37           --            37
Derivative assets: (1)
  Foreign currency exchange rate...........           --           19           --            19
                                            ------------ ------------ ------------  ------------
    Total derivative assets................           --           19           --            19
                                            ------------ ------------ ------------  ------------
Embedded derivatives within asset host
 contracts (2).............................           --           --          486           486
Separate account assets (3)................           --        7,920           --         7,920
                                            ------------ ------------ ------------  ------------
     Total assets.......................... $         24 $      9,378 $        595  $      9,997
                                            ============ ============ ============  ============
Liabilities
Embedded derivatives within liability host
 contracts (2)............................. $         -- $         -- $         12  $         12

--------
(1) Derivative assets are presented within other invested assets on the consolidated balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.

(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

  Investments

   Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets,

               New England Life Insurance Company and Subsidiary ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third-party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable

               New England Life Insurance Company and Subsidiary inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

-----------------------------------------------------------------------------------------------------------------
Instrument                       Level 2                                            Level 3
                            Observable Inputs                                 Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
  Fixed Maturity Securities
-----------------------------------------------------------------------------------------------------------------
   U.S. corporate and Foreign corporate securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and   Valuation Techniques: Principally the market
             income approaches.                                 approach.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . illiquidity premium
            . benchmark yields; spreads off benchmark yields;  . delta spread adjustments to reflect specific
              new issuances; issuer rating                       credit-related issues
            . trades of identical or comparable securities;    . credit spreads
              duration                                         . quoted prices in markets that are not active
            . Privately-placed securities are valued using       for identical or similar securities that are
              the additional key inputs:                         less liquid and based on lower levels of
             . market yield curve; call provisions               trading activity than securities classified in
             . observable prices and spreads for similar         Level 2
               public or private securities that incorporate   . independent non-binding broker quotations
               the credit quality and industry sector of the
               issuer
             . delta spread adjustments to reflect specific
               credit-related issues
-----------------------------------------------------------------------------------------------------------------
   U.S. government and agency, State and political subdivision and Foreign government securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market       . N/A
             approach.
            Key Inputs:
            . quoted prices in markets that are not active
            . benchmark U.S. Treasury yield or other yields
            . the spread off the U.S. Treasury yield curve
              for the identical security
            . issuer ratings and issuer spreads;
              broker-dealer quotes
            . comparable securities that are actively traded
-----------------------------------------------------------------------------------------------------------------

               New England Life Insurance Company and Subsidiary

-----------------------------------------------------------------------------------------------------------------
Instrument                       Level 2                                            Level 3
                            Observable Inputs                                 Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
   Structured Securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and   Valuation Techniques: Principally the market and
             income approaches.                                 income approaches.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . credit spreads
            . spreads for actively traded securities; spreads  . quoted prices in markets that are not active
              off benchmark yields                               for identical or similar securities that are
            . expected prepayment speeds and volumes             less liquid and based on lower levels of
            . current and forecasted loss severity; ratings;     trading activity than securities classified in
              geographic region                                  Level 2
            . weighted average coupon and weighted average     . independent non-binding broker quotations
              maturity
            . average delinquency rates; debt-service
              coverage ratios
            . issuance-specific information, including, but
              not limited to:
             . collateral type; structure of the security;
               vintage of the loans
             . payment terms of the underlying assets
             . payment priority within the tranche; deal
               performance
-----------------------------------------------------------------------------------------------------------------
  Short-term investments
-----------------------------------------------------------------------------------------------------------------
            . Short-term investments are of a similar nature   . N/A
              and class to the fixed maturity securities
              described above; accordingly, the valuation
              techniques and observable inputs used in their
              valuation are also similar to those described
              above.
-----------------------------------------------------------------------------------------------------------------
  Separate Account Assets (1)
-----------------------------------------------------------------------------------------------------------------
            Key Input:                                         . N/A
            . quoted prices or reported NAV provided by the
              fund managers
-----------------------------------------------------------------------------------------------------------------

--------
(1) Estimated fair value equals carrying value, based on the value of the underlying assets which include mutual funds and hedge funds.

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

     The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

               New England Life Insurance Company and Subsidiary

     Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives Valuation Techniques and Key Inputs

   Level 2 includes all types of derivatives utilized by the Company.

     Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques. Key inputs are as follows:

        Instrument         Foreign Currency Exchange Rate       Credit
 -----------------------------------------------------------------------------
  Inputs common to         . swap yield curves            . swap yield curves
   Level 2 by instrument   . basis curves                 . credit curves
   type                    . currency spot rates          . recovery rates
                           . cross currency basis curves

  Embedded Derivatives

     Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

     The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

               New England Life Insurance Company and Subsidiary

     Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

     The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   Embedded Derivatives Within Asset and Liability Host Contracts

    Level 3 Valuation Techniques and Key Inputs:

     Direct guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

               New England Life Insurance Company and Subsidiary

     Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct guaranteed minimum benefits" and also include counterparty credit spreads.

  Transfers between Levels

     Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

     Transfers between Levels 1 and 2:

        There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015.

     Transfers into or out of Level 3:

        Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

               New England Life Insurance Company and Subsidiary

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                    December 31, 2016
                                                                               -----------------------------


                                                                                                   Weighted
                      Valuation Techniques    Significant Unobservable Inputs       Range         Average (1)
                     ---------------------  ---------------------------------  ----------------  ------------
Fixed maturity securities (3)
 U.S. corporate and
  foreign corporate. . Matrix pricing       . Delta spread adjustments (4)
                                            . Offered quotes (5)                95    -    120       107
                     . Market pricing       . Quoted prices (5)                 87    -    105       101
                     ------------------------------------------------------------------------------------------
 RMBS............... . Market pricing       . Quoted prices (5)                 86    -    98        92
                     ------------------------------------------------------------------------------------------
 ABS................ . Market pricing       . Quoted prices (5)                 99    -    99        99
                     . Consensus pricing    . Offered quotes (5)                99    -    99        99
                     ------------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded
  guaranteed         . Option pricing
  minimum benefits..   techniques           . Mortality rates:
                                                Ages 0 - 40                     0%    -   0.09%
                                                Ages 41 - 60                   0.04%  -   0.65%
                                                Ages 61 - 115                  0.26%  -   100%
                                            . Lapse rates:
                                                Durations 1 - 10               0.25%  -   100%
                                                Durations 11 - 20               3%    -   100%
                                                Durations 21 - 116              3%    -   100%
                                            . Utilization rates                 0%    -    25%
                                            . Withdrawal rates                 0.25%  -    10%
                                            . Long-term equity volatilities    17.4%  -    25%
                                            . Nonperformance risk spread       0.04%  -   0.57%
                     ------------------------------------------------------------------------------------------

                           December 31, 2015
                     ------------------------------
                                                          Impact of
                                                       Increase in Input
                                          Weighted      on Estimated
                       Range             Average (1)   Fair Value (2)
                     -----------------  ------------  ------------------
Fixed maturity securities (3)
 U.S. corporate and
  foreign corporate.  (20)   -    70        28          Decrease
                                                        Increase
                       94    -    100       96          Increase
                     ----------------------------------------------------
 RMBS...............   83    -    95        92          Increase (6)
                     ----------------------------------------------------
 ABS................  100    -    101       100         Increase (6)
                      105    -    105       105         Increase (6)
                     ----------------------------------------------------
Embedded derivatives
 Direct and ceded
  guaranteed
  minimum benefits..
                       0%    -   0.09%                  Decrease (7)
                     0.04%   -   0.65%                  Decrease (7)
                     0.26%   -   100%                   Decrease (7)

                     0.25%   -   100%                   Decrease (8)
                       3%    -   100%                   Decrease (8)
                       3%    -   100%                   Decrease (8)
                       0%    -    25%                   Increase (9)
                     0.25%   -    10%                      (10)
                     17.40%  -    25%                   Increase (11)
                     0.04%   -   0.52%                  Decrease (12)
                     ----------------------------------------------------

--------
(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)  Range and weighted average are presented in basis points.

(5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7) Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

               New England Life Insurance Company and Subsidiary

(8) Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9) The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12) Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

   The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

               New England Life Insurance Company and Subsidiary

   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   --------------------------------------------------------------------------
                                                             Fixed Maturity Securities
                                                   ---------------------------------------------
                                                        Corporate (1)      Structured Securities  Net Embedded Derivatives (2)
                                                   ----------------------  ---------------------  ----------------------------
                                                                                  (In millions)
Balance, January 1, 2015..........................  $                  77  $                  28     $                  434
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................                     --                      1                         55
Total realized/unrealized gains (losses) included
 in AOCI..........................................                     (3)                    --                         --
Purchases (5).....................................                     --                     11                         --
Sales (5).........................................                     (1)                    (3)                        --
Settlements (5)...................................                     --                     --                        (15)
Transfers into Level 3 (6)........................                      4                     --                         --
Transfers out of Level 3 (6)......................                     (4)                    (1)                        --
                                                   ----------------------  ---------------------    -----------------------
Balance, December 31, 2015........................  $                  73  $                  36     $                  474
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................                     --                     --                        (83)
Total realized/unrealized gains (losses) included
 in AOCI..........................................                     (2)                    --                         --
Purchases (5).....................................                     20                      1                         --
Sales (5).........................................                     (5)                    (6)                        --
Settlements (5)...................................                     --                     --                        (13)
Transfers into Level 3 (6)........................                      1                     --                         --
Transfers out of Level 3 (6)......................                     (6)                   (15)                        --
                                                   ----------------------  ---------------------    -----------------------
Balance, December 31, 2016........................  $                  81  $                  16     $                  378
                                                   ======================  =====================    =======================
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2014 (7).........................  $                  (1) $                  --     $                  174
                                                   ======================  =====================    =======================
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2015 (7).........................  $                  --  $                  --     $                   63
                                                   ======================  =====================    =======================
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2016 (7).........................  $                  --  $                  --     $                  (75)
                                                   ======================  =====================    =======================
Gains (Losses) Data for the year ended
 December 31, 2014
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................  $                  (1) $                  --     $                  168
Total realized/unrealized gains (losses) included
 in AOCI..........................................  $                  --  $                  --     $                   --

--------
(1) Comprised of U.S. and foreign corporate securities.

(2) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net embedded derivatives are reported in net derivatives gains (losses).

(4) Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(5) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

               New England Life Insurance Company and Subsidiary

(6) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                          December 31, 2016
                                             -------------------------------------------
                                                       Fair Value Hierarchy
                                                      -----------------------
                                                                                Total
                                             Carrying                         Estimated
                                              Value   Level 1 Level 2 Level 3 Fair Value
                                             -------- ------- ------- ------- ----------
                                                            (In millions)
Assets
Mortgage loans.............................. $     87 $    -- $    -- $    89  $     89
Policy loans................................ $    424 $    -- $    34 $   548  $    582
Premiums, reinsurance and other receivables. $    426 $    -- $    -- $   468  $    468
Liabilities
Policyholder account balances............... $    183 $    -- $    -- $   198  $    198
Other liabilities........................... $     46 $    -- $    -- $    46  $     46
Separate account liabilities................ $      3 $    -- $     3 $    --  $      3

                                                          December 31, 2015
                                             -------------------------------------------
                                                       Fair Value Hierarchy
                                                      -----------------------
                                                                                Total
                                             Carrying                         Estimated
                                              Value   Level 1 Level 2 Level 3 Fair Value
                                             -------- ------- ------- ------- ----------
                                                            (In millions)
Assets
Mortgage loans.............................. $    121 $    -- $    -- $   126  $    126
Policy loans................................ $    427 $    -- $    33 $   555  $    588
Premiums, reinsurance and other receivables. $    398 $    -- $    -- $   427  $    427
Liabilities
Policyholder account balances............... $    158 $    -- $    -- $   167  $    167
Other liabilities........................... $     46 $    -- $    -- $    46  $     46
Separate account liabilities................ $      8 $    -- $     8 $    --  $      8

               New England Life Insurance Company and Subsidiary

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

     The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Policy Loans

     Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables are comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

  Policyholder Account Balances

     These policyholder account balances include investment contracts which primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Other Liabilities

     Other liabilities consist of funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements and are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

     Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

               New England Life Insurance Company and Subsidiary

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

9. Equity

Statutory Equity and Income

   The state of domicile of NELICO imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for NELICO was in excess of 400% for all periods presented.

   NELICO prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Massachusetts State Division of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of NELICO.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by NELICO are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from NELICO, which are derived from the statutory-basis financial statements as filed with the Massachusetts State Division of Insurance.

   Statutory net income (loss) was as follows:

                                                             Years Ended December 31,
                                                      --------------------------------------
 Company                            State of Domicile     2016         2015         2014
----------------------------------- ----------------- ------------ ------------ ------------
                                                                  (In millions)
New England Life Insurance Company.   Massachusetts   $        109 $        157 $        303

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                             -------------------------
          Company                                2016         2015
         ----------------------------------- ------------ ------------
                                                   (In millions)
         New England Life Insurance Company. $        455 $        632

               New England Life Insurance Company and Subsidiary

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by NELICO without insurance regulatory approval and dividends paid:

                                          2017                  2016        2015
                                    ----------------- --------------     -------------
                                    Permitted Without
 Company                              Approval (1)          Paid (2)       Paid (2)
----------------------------------- ----------------- --------------     -------------
                                                     (In millions)
New England Life Insurance Company.  $          106   $          295 (3) $      199 (3)

--------
(1) Reflects dividend amounts that may be paid during 2017 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2017, some or all of such dividends may require regulatory approval.

(2) Includes all amounts paid, including those requiring regulatory approval.

(3) Dividends paid by NELICO in 2015 were paid to its former parent, MLIC. Dividends paid by NELICO in 2016, including a $295 million extraordinary cash dividend, were paid to its new parent, MetLife, Inc.

   Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the aggregate amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

               New England Life Insurance Company and Subsidiary

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                         Unrealized                         Defined
                                                      Investment Gains   Unrealized Gains   Benefit
                                                      (Losses), Net of     (Losses) on       Plans
                                                     Related Offsets (1)   Derivatives     Adjustment       Total
                                                     ------------------- ---------------- ------------- -------------
                                                                              (In millions)
Balance at December 31, 2013........................    $          25      $         1    $        (22) $           4
OCI before reclassifications........................               66                9                6            81
Deferred income tax benefit (expense)...............             (23)              (3)              (2)          (28)
                                                        -------------      -----------    ------------- -------------
  AOCI before reclassifications, net of income tax..               68                7             (18)            57
Amounts reclassified from AOCI......................                5               --                5            10
Deferred income tax benefit (expense)...............              (2)               --              (2)           (4)
                                                        -------------      -----------    ------------- -------------
  Amounts reclassified from AOCI, net of income tax.                3               --                3             6
                                                        -------------      -----------    ------------- -------------
Balance at December 31, 2014........................               71                7             (15)            63
OCI before reclassifications........................             (72)                6             (10)          (76)
Deferred income tax benefit (expense)...............               24               (2)               4            26
                                                        -------------      -----------    ------------- -------------
  AOCI before reclassifications, net of income tax..               23               11             (21)            13
Amounts reclassified from AOCI......................              (1)               --                4             3
Deferred income tax benefit (expense)...............                1               --              (1)            --
                                                        -------------      -----------    ------------- -------------
  Amounts reclassified from AOCI, net of income tax.               --               --                3             3
                                                        -------------      -----------    ------------- -------------
Balance at December 31, 2015........................               23               11             (18)            16
OCI before reclassifications........................                9                2                2            13
Deferred income tax benefit (expense)...............              (3)              (1)              (1)           (5)
                                                        -------------      -----------    ------------- -------------
  AOCI before reclassifications, net of income tax..               29               12             (17)            24
Amounts reclassified from AOCI......................               14              (3)                1            12
Deferred income tax benefit (expense)...............              (5)                1               --           (4)
                                                        -------------      -----------    ------------- -------------
  Amounts reclassified from AOCI, net of income tax.                9              (2)                1             8
                                                        -------------      -----------    ------------- -------------
Balance at December 31, 2016........................    $          38      $        10    $        (16) $          32
                                                        =============      ===========    ============= =============

--------
(1) See Note 6 for information on offsets to investments related to DAC and DSI.

               New England Life Insurance Company and Subsidiary

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                        Consolidated Statements of Operations
                                                                                          and Comprehensive Income (Loss)
AOCI Components                                          Amounts Reclassified from AOCI              Locations
------------------------------------------------------   ------------------------------ -------------------------------------
                                                            Years Ended December 31,
                                                         ------------------------------
                                                            2016       2015      2014
                                                         ---------- ---------- --------
                                                                 (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)..............  $    (12) $        1 $    (5)    Net investment gains (losses)
  Net unrealized investment gains (losses)..............         --          1       --    Net investment income
  Net unrealized investment gains (losses)..............        (2)        (1)       --    Net derivative gains (losses)
                                                         ---------- ---------- --------
   Net unrealized investment gains (losses), before
    income tax..........................................       (14)          1      (5)
   Income tax (expense) benefit.........................          5        (1)        2
                                                         ---------- ---------- --------
   Net unrealized investment gains (losses), net of
    income tax.......................................... $      (9) $       -- $    (3)
                                                         ------------------------------
Unrealized gains (losses) on derivatives - cash flow
 hedges:
  Foreign currency swaps................................          3         --       --    Net derivative gains (losses)
                                                         ---------- ---------- --------
  Gains (losses) on cash flow hedges, before income
   tax..................................................          3         --       --
  Income tax (expense) benefit..........................        (1)         --       --
                                                         ---------- ---------- --------
  Gains (losses) on cash flow hedges, net of income
   tax..................................................          2         --       --
                                                         ------------------------------
Defined benefit plans adjustment: (1)
  Amortization of net actuarial gains (losses).......... $      (1) $      (2) $    (1)
  Amortization of prior service (costs) credit..........         --        (2)      (4)
                                                         ---------- ---------- --------
   Amortization of defined benefit plan items, before
    income tax..........................................        (1)        (4)      (5)
   Income tax (expense) benefit.........................         --          1        2
                                                         ---------- ---------- --------
   Amortization of defined benefit plan items, net of
    income tax.......................................... $      (1) $      (3) $    (3)
                                                         ------------------------------
Total reclassifications, net of income tax.............. $      (8) $      (3) $    (6)
                                                         ========== ========== ========

--------
(1) These AOCI components are included in the computation of net periodic benefit costs. See Note 11.

               New England Life Insurance Company and Subsidiary

10. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                          --------------------------------
                                                               2016       2015       2014
                                                          ---------  ---------  ----------
                                                                    (In millions)
Compensation............................................. $      13  $      10  $       11
Pension, postretirement and postemployment benefit costs.        24         10          27
Commissions (1)..........................................        (4)        (7)        170
Volume-related costs.....................................         4          5           1
Affiliated interest costs on ceded reinsurance...........         2          2           2
Capitalization of DAC....................................        (4)        --         (20)
Premium taxes, licenses and fees.........................         4          5           8
Professional services....................................         3          1           2
Other....................................................        26         15          53
                                                          ---------  ---------  ----------
 Total other expenses.................................... $      68  $      41  $      254
                                                          =========  =========  ==========

--------

(1) See Note 2 for information on the disposition of NES.

Capitalization of DAC

   See Note 4 for additional information on the capitalization of DAC.

Affiliated Expenses

   Commissions and volume-related costs include the impact of affiliated reinsurance transactions. See Notes 5 and 14 for a discussion of affiliated expenses included in the table above.

11. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

   Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provides and the Company contributes to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included in the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. The Company's share of pension expense was $9 million, $4 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, the Company's share of net other postretirement expense was less than $1 million for each of the years ended December 31, 2016, 2015 and 2014.

   These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   The Company also sponsors certain frozen qualified and nonqualified defined benefit pension plans; and a frozen postretirement benefit plan. Effective December 31, 2014, the Company sponsored pension and other postretirement plans were amended to eliminate benefit accruals prospectively. The Company recognizes the funded status of each of its pension and postretirement defined benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

               New England Life Insurance Company and Subsidiary

   Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated other comprehensive income ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs over the average projected future lifetime of all plan participants or projected future working lifetime, as appropriate. Prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized into net periodic benefit costs over the average projected future lifetime of all plan participants or projected future working lifetime, as appropriate.

   Net periodic benefit costs are determined using management estimates and actuarial assumptions; and are comprised of service cost, interest cost, expected return on plan assets, amortization of net actuarial (gains) losses, settlement & curtailment costs, and amortization of prior service costs (credit). Ongoing expense for these Company-sponsored plans is not expected to be material.

               New England Life Insurance Company and Subsidiary

  Obligations and Funded Status

                                                                  December 31,
                                        ----------------------------------------------------------------
                                                      2016                             2015
                                        -------------------------------  -------------------------------
                                                             Other                            Other
                                           Pension        Postretirement    Pension        Postretirement
                                          Benefits (1)     Benefits        Benefits (1)     Benefits
                                        -------------- ----------------- -------------- -----------------
                                                                  (In millions)
Change in benefit obligations
Benefit obligations at January 1,......   $      213       $       32      $      223      $         30
  Service costs........................           --               --              --                --
  Interest costs.......................            9                2               9                 1
  Plan participants' contributions.....           --                2              --                 2
  Net actuarial (gains) losses.........            5               (2)            (10)                2
  Change in benefits and other.........           --                9              --                 2
  Benefits paid........................           (8)              (6)             (9)               (5)
                                         -----------      -----------     -----------     -------------
Benefit obligations at December 31,....          219               37             213                32
                                         -----------      -----------     -----------     -------------
Change in plan assets
Estimated fair value of plan assets at
 January 1,............................          148               --             154                --
  Actual return on plan assets.........           11               --              (5)               --
  Plan participants' contributions.....           --                2              --                 2
  Employer contributions...............            4                4               8                 3
  Benefits paid........................           (8)              (6)             (9)               (5)
                                         -----------      -----------     -----------     -------------
Estimated fair value of plan assets at
 December 31,..........................          155               --             148                --
                                         -----------      -----------     -----------     -------------
  Over (under) funded status at
   December 31,........................   $      (64)      $      (37)     $      (65)     $        (32)
                                         ===========      ===========     ===========     =============
Amounts recognized on the consolidated
 balance sheets
  Other assets.........................   $        2       $       --      $       --      $         --
  Other liabilities....................          (66)             (37)            (65)              (32)
                                         -----------      -----------     -----------     -------------
                                          $      (64)      $      (37)     $      (65)     $        (32)
                                         ===========      ===========     ===========     =============
AOCI
  Net actuarial (gains) losses.........   $       28       $       (3)     $       27      $         (2)
  Prior service costs (credit).........           --               --              --                 3
                                         -----------      -----------     -----------     -------------
     AOCI, before income tax...........   $       28       $       (3)     $       27      $          1
                                         ===========      ===========     ===========     =============
Accumulated benefit obligation.........   $      219              N/A      $      213               N/A
                                         ===========                      ===========

--------

(1) Includes nonqualified unfunded plans, for which the aggregate PBO was $66 million and $63 million at December 31, 2016 and 2015, respectively.

               New England Life Insurance Company and Subsidiary

     Information for pension plans with accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                           December 31,              December 31,
                                       ------------------------- -------------------------

                                         2016          2015        2016          2015
                                        ---------    ----------   ---------    ----------
                                       PBO Exceeds Estimated     ABO Exceeds Estimated
                                       Fair Value of Plan Assets Fair Value of Plan Assets
                                       ------------------------- -------------------------
                                                     (In millions)
  Projected benefit obligations....... $      66    $      213   $      66    $      213
  Accumulated benefit obligations..... $      66    $      213   $      66    $      213
  Estimated fair value of plan assets. $      --    $      148   $      --    $      148

  Net Periodic Benefit Costs

     The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                                          Years Ended December 31,
                                                   -----------------------------------------------------------------------
                                                            2016                    2015                    2014
                                                   ----------------------- ----------------------- -----------------------
                                                                Other                   Other                   Other
                                                   Pension  Postretirement Pension  Postretirement Pension  Postretirement
                                                   Benefits    Benefits    Benefits    Benefits    Benefits    Benefits
                                                   -------- -------------- -------- -------------- -------- --------------
                                                                                (In millions)
Net periodic benefit costs
  Service costs................................... $    --      $    --    $    --     $    --      $     4    $     1
  Interest costs..................................       9            2          9           1            9          1
  Settlement and curtailment costs (1)............      --           11         --          --           14          2
  Expected return on plan assets..................     (8)           --        (9)          --          (7)         --
  Amortization of net actuarial (gains) losses....       1           --          2          --            1         --
  Amortization of prior service costs (credit)....      --           --         --           2            1          3
                                                   -------     --------    -------     -------     --------    -------
    Total net periodic benefit costs (credit).....       2           13          2           3           22          7
                                                   -------     --------    -------     -------     --------    -------
Other changes in plan assets and benefit
 obligations recognized in OCI
  Net actuarial (gains) losses....................  $    2     $    (1)     $    5      $    2      $    12     $    1
  Prior service costs (credit)....................      --          (3)         --           3         (16)        (3)
  Amortization of net actuarial (gains) losses....     (1)           --        (2)          --          (1)         --
  Amortization of prior service (costs) credit....      --           --         --         (2)          (1)        (3)
                                                   -------     --------    -------     -------     --------    -------
    Total recognized in OCI.......................       1          (4)          3           3          (6)        (5)
                                                   -------     --------    -------     -------     --------    -------
     Total recognized in net periodic benefit
      costs and OCI...............................  $    3       $    9     $    5      $    6      $    16     $    2
                                                   =======     ========    =======     =======     ========    =======

--------
(1)The Company recognized curtailment charges on certain postretirement benefit plans in connection with the sale to MassMutual of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife Securities, Inc. ("MSI"). The Company sponsored pension and other postretirement plans were amended effective December 31, 2014, effectively freezing the plans and to prohibit new participant contributions.

               New England Life Insurance Company and Subsidiary

     The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are less than $1 million and $0, and less than ($1) million and less than ($1) million, respectively.

  Assumptions

      Assumptions used in determining benefit obligations were as follows:

                                 Pension Benefits Other Postretirement Benefits
                                 ---------------- -----------------------------
 December 31, 2016
 Weighted average discount rate.      4.30%                   4.45%
 Rate of compensation increase..       N/A                     N/A
 December 31, 2015
 Weighted average discount rate.      4.50%                   4.60%
 Rate of compensation increase..       N/A                     N/A

     Assumptions used in determining net periodic benefit costs were as follows:


                                          Pension Benefits   Other Postretirement Benefits
                                         ------------------- -----------------------------
Year Ended December 31, 2016
Weighted average discount rate..........        4.42%                    4.43%
Weighted average expected rate of
 return on plan assets..................        5.75%                     N/A
Rate of compensation increase...........         N/A                      N/A
Year Ended December 31, 2015
Weighted average discount rate..........        4.10%                    4.10%
Weighted average expected rate of
 return on plan assets..................        5.75%                     N/A
Rate of compensation increase...........         N/A                      N/A
Year Ended December 31, 2014
Weighted average discount rate.......... 5.15% and 4.45% (1)             5.15%
Weighted average expected rate of
 return on plan assets..................        5.75%                     N/A
Rate of compensation increase...........   4.50% -  5.00%                 N/A

--------
(1)As a result of the Company sponsored pension plan amendments, a discount rate of 5.15% was used for the period January 1, 2014 through July 31, 2014, and a discount rate of 4.45% was used for the period August 1, 2014 through December 31, 2014.

     The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

     The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The expected rate of return on plan assets for use in that plan's valuation in 2017 is currently anticipated to be 5.75% for pension benefits.

               New England Life Insurance Company and Subsidiary

     The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                              December 31,
                                                            ------------------------------------------------
                                                                   2016                       2015
                                                            -------------------      -----------------------
                                                             Before  Age 65 and       Before    Age 65 and
                                                             Age 65    older          Age 65      older
                                                            -------- ----------      -------- --------------
Following year.............................................     6.8%     18.0%           6.4%     34.9%
Ultimate rate to which cost increase is assumed to decline.     4.0%      3.9%           4.2%      5.9%
Year in which the ultimate trend rate is reached...........     2077      2020  (1)      2093      2020 (1)

--------
(1)The rate is no longer applied after this date as projected employer costs will have reached the plan cap.

     Assumed healthcare costs trend rates may have an effect on the amounts reported for healthcare plans. A 1% increase in the assumed healthcare costs trend rates would increase total service and interest costs components and APBO by less than $1 million. A 1% decrease in the assumed healthcare costs trend rates would decrease total service and interest costs components and APBO by less than $1 million.

  Plan Assets

     The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by MLIC and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

     The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plan (the "Invested Plan") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of the Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

               New England Life Insurance Company and Subsidiary

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

     The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2016 for the Invested Plans:

                                                          December 31,
                                                 -------------------------------
                                                         2016               2015
                                                 --------------------    ----------
                                                                Actual     Actual
                                                  Target      Allocation Allocation
                                                 ---------    ---------- ----------
Asset Class (1)
Fixed maturity securities.......................       80%           79%        78%
Equity securities...............................       20%           21%        22%
Alternative securities..........................       --%           --%        --%
                                                              ---------- ----------
 Total assets...................................                    100%       100%
                                                              ========== ==========

--------
(1) Certain prior year amounts have been reclassified from alternative securities to fixed maturity securities to conform to the current year presentation.

  Estimated Fair Value

     The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 8, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

               New England Life Insurance Company and Subsidiary

     The pension plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                  December 31, 2016
                                       ----------------------------------------
                                           Fair Value Hierarchy
                                       -----------------------------
                                                                       Total
                                                                     Estimated
                                                                       Fair
                                        Level 1   Level 2   Level 3    Value
                                       --------- --------- --------- ----------
                                                    (In millions)
Assets
Fixed maturity securities:
  Corporate........................... $      -- $      52 $      -- $       52
  U.S. government bonds...............        38         1        --         39
  Foreign bonds.......................        --        14        --         14
  Federal agencies....................        --         5        --          5
  Municipals..........................        --         4        --          4
  Short-term investments..............         2         2        --          4
  Other (2)...........................        --         5        --          5
                                       --------- --------- --------- ----------
    Total fixed maturity securities...        40        83        --        123
                                       --------- --------- --------- ----------
Equity securities:
  Common stock - domestic.............        16        --        --         16
  Common stock - foreign..............        16        --        --         16
                                       --------- --------- --------- ----------
    Total equity securities...........        32        --        --         32
                                       --------- --------- --------- ----------
     Total assets..................... $      72 $      83 $      -- $      155
                                       ========= ========= ========= ==========

                                                   December 31, 2015
                                        ---------------------------------------
                                            Fair Value Hierarchy
                                        ----------------------------
                                                                       Total
                                                                     Estimated
                                                                       Fair
                                         Level 1   Level 2  Level 3    Value
                                        --------- --------- -------- ----------
                                                    ( In millions)
 Assets
 Fixed maturity securities:
   Corporate........................... $      -- $      47 $      1 $       48
   U.S. government bonds...............        33         6       --         39
   Foreign bonds.......................        --        12       --         12
   Federal agencies....................        --         6       --          6
   Municipals..........................        --         4       --          4
   Short-term investments (1)..........        --         2       --          2
   Other (2)...........................        --         5       --          5
                                        --------- --------- -------- ----------
     Total fixed maturity securities...        33        82        1        116
                                        --------- --------- -------- ----------
 Equity securities:
   Common stock - domestic.............        18        --       --         18
   Common stock - foreign..............        14        --       --         14
                                        --------- --------- -------- ----------
     Total equity securities...........        32        --       --         32
                                        --------- --------- -------- ----------
      Total assets..................... $      65 $      82 $      1 $      148
                                        ========= ========= ======== ==========

--------
(1) The prior year amounts have been reclassified into fixed maturity securities to conform to the current year presentation.

(2) Other primarily includes mortgage-backed securities and collateralized mortgage obligations.

               New England Life Insurance Company and Subsidiary

     For each of the years ended December 31, 2016, 2015 and 2014, the changes to pension plan assets invested in corporate fixed maturity securities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs were not significant.

  Expected Future Contributions and Benefit Payments

     It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA, the Pension Protection Act of 2006, the Internal Revenue Code of 1986 and the applicable rules and regulations. In accordance with such practice, no contributions are expected to be required for 2017. For information on employer contributions, see "-- Obligations and Funded Status."

     Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $4 million to fund the benefit payments in 2017.

     Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $3 million towards benefit obligations in 2017, to pay postretirement medical claims.

     Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                      Pension Benefits  Other Postretirement Benefits
                     ----------------- ------------------------------
                                      (In millions)
          2017......   $           6     $                       4
          2018......   $          11     $                       4
          2019......   $          11     $                       4
          2020......   $          11     $                       4
          2021......   $          13     $                       4
          2022-2026.   $          68     $                      15

  Additional Information

     As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by MLIC. Total revenues from these contracts recognized on the consolidated statements of operations were less than $1 million for each of the years ended December 31, 2016, 2015 and 2014, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income
  (loss), including realized and unrealized gains (losses), credited to the account balances was $12 million, ($5) million and $22 million for the years ended December 31, 2016, 2015 and 2014, respectively. The terms of these contracts are consistent in all material respects with those that MLIC offers to unaffiliated parties that are similarly situated.

  Defined Contribution Plans

     Effective December 31, 2014, the defined contribution plans were merged into the MetLife Savings & Investment Plan sponsored by MLIC. The Company made no contributions to the Company-sponsored defined contribution plans for both the years ended December 31, 2016 and 2015; and contributed less than $1 million for the year ended December 31, 2014.

     Through December 31, 2016, MLIC provided and the Company contributed to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

               New England Life Insurance Company and Subsidiary

12. Income Tax

    The provision for income tax was as follows:

                                                    Years Ended December 31,
                                               ----------------------------------
                                                    2016       2015        2014
                                               ---------  ----------- -----------
                                                         (In millions)
Current:
 Federal...................................... $      30  $        50 $        74
Deferred:
 Federal......................................       (30)           9          23
                                               ---------  ----------- -----------
   Provision for income tax expense (benefit). $      --  $        59 $        97
                                               =========  =========== ===========

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   Years Ended December 31,
                                               -------------------------------
                                                  2016       2015       2014
                                               ---------  ---------  ---------
                                                        (In millions)
Tax provision at U.S. statutory rate.......... $      15  $      72  $     116
Tax effect of:
 Prior year tax...............................        --          1         (4)
 Tax credits..................................        (1)        (1)        (1)
 Tax-exempt income............................        (1)        (1)        (1)
 Dividends received deduction.................       (13)       (12)       (13)
                                               ---------  ---------  ---------
   Provision for income tax expense (benefit). $      --  $      59  $      97
                                               =========  =========  =========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                   --------------------------
                                                       2016          2015
                                                   ------------  ------------
                                                          (In millions)
 Deferred income tax assets:
  Policyholder liabilities and receivables........  $        36   $        18
  Employee benefits...............................           54            53
  Tax credit carryforwards........................           15            12
  Other...........................................           10            10
                                                   ------------  ------------
    Total deferred income tax assets..............          115            93
                                                   ------------  ------------
 Deferred income tax liabilities:
  DAC.............................................          183           188
  Net unrealized investment gains.................           26            19
  Investments, including derivatives..............           10            12
                                                   ------------  ------------
    Total deferred income tax liabilities.........          219           219
                                                   ------------  ------------
      Net deferred income tax asset (liability)...  $      (104)  $      (126)
                                                   ============  ============

   Tax credit carryforwards of $15 million at December 31, 2016 will expire beginning in 2022.

               New England Life Insurance Company and Subsidiary

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to
(from) affiliates included $6 million and $15 million for the years ended December 31, 2016 and 2015, respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                   Years Ended December 31,
                                                                ------------------------------
                                                                     2016      2015       2014
                                                                ---------  --------- ---------
                                                                         (In millions)
Balance at January 1,.......................................... $      21  $      21 $      22
Additions for tax positions of prior years.....................        --         --         1
Reductions for tax positions of prior years....................        (1)        --        (2)
                                                                ---------  --------- ---------
Balance at December 31,........................................ $      20  $      21 $      21
                                                                =========  ========= =========
Unrecognized tax benefits that, if recognized would impact the
  effective rate............................................... $      20  $      20 $      20
                                                                =========  ========= =========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                      Years Ended December 31,
                                                                    ----------------------------
                                                                        2016      2015      2014
                                                                    --------- --------- --------
                                                                            (In millions)
Interest recognized on the consolidated statements of
  operations....................................................... $      -- $      -- $     (1)

                                                                                 December 31,
                                                                              ------------------
                                                                                2016      2015
                                                                              --------- --------
                                                                                 (In millions)
Interest included in other liabilities on the consolidated balance
  sheets...........................................................           $       5 $      5

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

               New England Life Insurance Company and Subsidiary

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016 and 2015, the Company recognized an income tax benefit of $13 million and $12 million, respectively, related to the separate account DRD. The 2016 benefit included a benefit of less than $1 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $1 million related to a true-up of the 2014 tax return.

13. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

   Unclaimed Property Litigation

      On November 21, 2012, the West Virginia Treasurer filed an action against NELICO in West Virginia state court (West Virginia ex rel. John D. Perdue v. New England Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-376), alleging that NELICO violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

   Diversified Lending Group

      Plaintiffs have named NELICO in twelve related lawsuits in California state court alleging various causes of action including multiple negligence and statutory claims relating to the Diversified Lending Group Ponzi scheme. In August of 2016, a trial of claims by plaintiff Christine Ramirez resulted in a verdict against MetLife, Inc., MetLife Securities, and NELICO for approximately $200 thousand in compensatory damages and $15 million in punitive damages. On November 30, 2016, Ramirez consented to the court's reduction of punitive damages to approximately $7 million. The judgment against NELICO is approximately $2.7 million. Plaintiffs are also seeking attorneys' fees. The defendants have filed a notice appealing this judgment to the Second Appellate District of the State of California.

   Sales Practices Claims and Regulatory Matters

      The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Regulatory authorities in a small number of states and the Financial Industry Regulatory Authority, and occasionally the U.S. Securities and Exchange Commission ("SEC"), have also conducted investigations or inquiries relating to sales of individual life insurance policies or annuities or other products issued by the Company. These investigations often focus on the conduct of particular financial service representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner.

               New England Life Insurance Company and Subsidiary

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

  Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. At both December 31, 2016 and 2015, the Company held a liability of $1 million. At both December 31, 2016 and 2015, the Company held the related assets for premium tax offsets of less than $1 million, for future discounted and undiscounted assessments with respect to impaired, insolvent or failed insurers. At December 31, 2016 and 2015, the Company held assets of less than $1 million and $1 million, respectively, for premium tax offsets currently available for paid assessments.

Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $14 million at December 31, 2016. There were no mortgage loan commitments at December 31, 2015.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $3 million and $1 million at December 31, 2016 and 2015, respectively.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and

               New England Life Insurance Company and Subsidiary guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In one case, the maximum potential obligation under the indemnities and guarantees is less than $1 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both December 31, 2016 and 2015.

14. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

              Years Ended December 31,          Years Ended December 31,
           ------------------------------- -----------------------------------
              2016      2015       2014       2016       2015         2014
           ---------- --------- ---------- ---------- ----------- ------------
                       Income                            Expense
           ------------------------------- -----------------------------------
                                      (In millions)
  MetLife. $      (9) $      45 $      197 $      (1) $      (10) $      (107)

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                           December 31,          December 31,
                       --------------------- ---------------------
                          2016       2015       2016       2015
                       ---------- ---------- ---------- ----------
                              Assets              Liabilities
                       --------------------- ---------------------
                                      (In millions)
              MetLife. $      970 $      975 $      171 $      172

               New England Life Insurance Company and Subsidiary

   The material arrangements between the Company and MetLife are as follows:

  Reinsurance Agreements

    The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

    The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, Brighthouse Insurance and MRV, both of which are related parties. See Note 5 for further discussion of the affiliated reinsurance agreements.

  Shared Services and Overhead Allocations

   MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife, net of reimbursement from affiliates, recorded in other operating expenses, were $25 million, $24 million and ($93) million for the years ended December 31, 2016, 2015 and 2014, respectively. Prior to the sale of NES, see Note 2, the Company entered into agreements to sell insurance products on behalf of certain affiliates ("Selling Agreements"). Expenses incurred by the Company related to such Selling Agreements were reimbursed to the Company by these affiliates. During the year ended December 31, 2014, total reimbursements to the Company, included in and offsetting other operating expenses, were $117 million.

Sales Distribution Services

   In July 2016, MetLife Inc. completed the sale to Mass Mutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

               New England Life Insurance Company and Subsidiary

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                          Years Ended December 31,      Years Ended December 31,
                        ----------------------------- -----------------------------
                          2016      2015      2014      2016      2015      2014
                        --------- --------- --------- --------- --------- ---------
                                 Fee Income                Commission Expense
                        ----------------------------- -----------------------------
                                               (In millions)
MetLife broker-dealers. $      14 $      17 $      48 $      11 $      15 $      19

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers at:

                                   December 31,            December 31,
                                 ---------------------- -------------------
                                   2016        2015       2016       2015
                                  --------    --------  ---------  ---------
                                 Fee Income Receivables Secured Demand Notes
                                 ---------------------- -------------------
                                             (In millions)
         MetLife broker-dealers. $      2    $      1   $      --  $      --

15. Subsequent Events

   The Company has evaluated events subsequent to December 31, 2016, through April 17, 2017, which is the date these consolidated financial statements were available to be issued.

   Effective January 1, 2017, the Company executed a novation and assignment of a reinsurance agreement under which MLIC reinsured certain variable annuities, including guaranteed minimum benefits. As a result of the novation and assignment, the reinsurance agreement is now between the Company and Brighthouse Insurance. The transaction is treated as a termination of the existing reinsurance agreement with recognition of a loss and execution of a new reinsurance agreement with no recognition of a gain or loss. The transaction resulted in an increase in other liabilities of approximately
$144 million. The Company will recognize a loss of approximately $94 million, net of income tax, as a result of this transaction.

                                     PART C



                               OTHER INFORMATION
-----------------



ITEM 26. EXHIBITS


(a) January 31, 1983 Resolution of the Board of Directors of NEVLICO (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-66864, filed February 25, 1998.)


(b)        None


(c) (i) Distribution Agreement between NEVLICO and NELESCO (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)


(ii) Form of Contract between NELICO and its General Agents (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-66864, filed February 25, 1998.)


(iii) Form of Contract between NELICO and its Agents (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)


(iv) Commission Schedule for Policies (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, File No. 333-73676, filed April 30, 2002.)


(v) Form of Contract among NES, NELICO and other broker dealers (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, File No. 333-21767, filed July 16, 1997.)


(vi) Forms of Selling Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to New England Variable Annuity Separate Account's Registration Statement on Form N-4, File No. 333-51676, filed October 20, 2005.)


(vii) Form of Retail Sales Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-6, File No. 333-46401, filed April 26, 2006.)


(viii) Enterprise Sales Agreement between MetLife Investors Distribution Company and Broker Dealers dated February 2010 (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 22, 2010.)


(ix) Enterprise Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated September 2012 (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 23, 2013.)


(x) Principal Underwriting Agreement between NELICO and MetLife Investors Distribution dated April 28, 2014 (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-6, File No. 333-103193 on Form N-6, filed April 22, 2014.)


(xi) Principal Underwriting and Distribution Agreement between NELICO and Brighthouse Securities, LLC (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)


(xii) Brighthouse Securities, LLC Sales Agreement (Incorporated herein by reference to Post-Effective Amendment No.17 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)



(d) (i) Specimen of Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, File No. 333-73676, filed April 30, 2002.)


   (ii) Riders and Endorsements (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, File No. 333-73676, filed April 30, 2002.)


(e) (i) Specimens of Application for Policy (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, File No. 033-88082, filed January 20, 1999.)


   (ii) Specimen of Application for Riders (Incorporated herein by reference to the Registrant's Registration Statement on Form S-6, File No. 333-73676 on Form S-6, filed November 19, 2001.)

   (iii) Enterprise Application for Policy (Incorporated herein by reference to Post-Effective Amendment No. 10 to New England Variable Annuity Separate Account's Registration Statement on Form N-4, File No. 333-51676, filed October 20, 2005.)


   (iv) Updated Enterprise Application for Policy (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-6, File No. 333-73676, filed April 19, 2007.)


(f)     (i) Amended and restated Articles of Organization of NELICO
            (Incorporated herein by reference to the Registrant's Registration Statement on Form S-6, File No. 333-21767, filed February 13, 1997.)


   (ii) Amendments to Amended and restated Articles of Organization Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Form S-6 Registration Statement on Form S-6, File No. 033-65263, filed February 24, 1999.)


   (iii) Amended and restated By-Laws of NELICO (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, File No. 333-21767, filed April 25, 2001.)


(g) Reinsurance Agreements (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-6, File No. 333-73676, filed on April 28, 2004.)


(h) (i) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)


   (ii) Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, File No. 033-88082, filed June 22, 1995.)


   (iii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form S-6, File No. 033-88082, filed November 9, 2000.)


   (iv) Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form S-6, File No. 333-89409, filed February 26, 2001.)


   (v) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and New England Life Insurance Company (Incorporated herein by reference to the Registrant's Registration Statement on Form S-6, File No. 333-73676, filed November 19, 2001.)


   (vi) Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement Form S-6, File No. 333-89409, filed July 20, 2001.)


   (vii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (8/31/2007) (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-6, File No. 333-73676, filed April 22, 2008.)


   (viii) First Amendment to the Participation Agreement with the Met Investors Series Trust (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-6, File No. 333-46401, filed April 23, 2009.)


   (ix) Amendment to Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Co. dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-6, File No. 333-46401, filed April 22, 2011.)


   (x) Summary Prospectus Agreement between Fidelity Distributors Corporation and New England Life Insurance Co. dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-6, File No. 333-46401, filed April 22, 2011.)


   (xi) Amendments to the Participation Agreements with Met Investors Series Trust and Metropolitan Series Fund, Inc. (4/30/10) (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 25, 2012.)

(xii) Amendment to the Participation Agreement between Fidelity Distributors Corporation and NELICO as of June 1, 2015 (Incorporated herein by reference to Post-Effective Amendment No.17 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)


(xiii) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and NELICO (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)


(xiv) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and NELICO (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)


(i)        None


(j)        None



(k) Opinion and Consent of Marie C. Swift, Esq. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-6, File No. 333-73676, filed April 28, 2004.)


(l)        None


(m)        None


(n) Consent of Independent Registered Public Accounting Firm (Filed herewith)


(o)        None


(p)        None


(q) (i) Consolidated memorandum describing certain procedures, filed pursuant to Rule 6e-2(b)(12)(ii) and Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-6, File No. 333-73676, filed April 19, 2007.)


   (ii) Second Addendum to Consolidated Memorandum (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form S-6, File No. 033-52050, filed April 26, 1999.)



(r)        Powers of Attorney (Filed herewith.)



ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR



NAME AND PRINCIPAL BUSINESS OFFICE     POSITIONS AND OFFICES WITH DEPOSITOR
------------------------------------   ----------------------------------------------------------------
Kieran Mullins                         Chairman of the Board, President, Chief Executive Officer and a
Gragg Building                         Director
11225 North Community House Road
Charlotte, NC 28277





Kimberly A. Berwanger               Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kumar Das Gupta                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Meghan S. Doscher                   Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Lynn A. Dumais                      Director, Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Tara Figard                         Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


Jeffrey P. Halperin                 Director, Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


Donald Leintz                       Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Mark Davis                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Peter Duffy                         Vice President
One Financial Center, 21st floor
Boston, MA 02111





Kevin Finneran                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Alan C. Leland, Jr.                 Vice President
One Financial Center, 21st floor
Boston, MA 02111





Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Kenneth Samuelson III               Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT


The following list provides information regarding the entities under common control with the Depositor. The Depositor is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Depositor is organized under the laws of Massachusetts. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 29. INDEMNIFICATION


Pursuant to applicable provisions of New England Life Insurance Company's by-laws or internal corporate policies adopted by New England Life Insurance Company or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of New England Life Insurance Company and of New England Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between New England Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC's distribution of the Contracts.


MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC serves as principal underwriter for New England Variable Life Separate Account. MetLife Investors Distribution Company served as principal underwriter from April 28, 2014 to March 6, 2017. New England Securities Corporation served as principal underwriter until April 28, 2014.

The other investment companies for which Brighthouse Securities, LLC acts as principal underwriter are:

Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Separate Account A

Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account





(b) The directors and officers of the Registrant's principal underwriter, Brighthouse Securities, LLC, and their addresses are as follows:




NAME AND PRINCIPAL BUSINESS OFFICE     POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   ---------------------------------------------------------
Myles Lambert                          Manager, Chairman, President and Chief Executive Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



(c) Compensation from the Registrant. The following commissions and other compensation were received by the former Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                                          (3)
                                                      (2)           COMPENSATION ON
                     (1)                       NET UNDERWRITING    EVENTS OCCASIONING       (4)           (5)
              NAME OF PRINCIPAL                  DISCOUNTS AND     THE DEDUCTION OF A    BROKERAGE       OTHER
                 UNDERWRITER                      COMMISSIONS     DEFERRED SALES LOAD   COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ --------------------- ------------- -------------
MetLife Investors Distribution Company....... $2,999,189                  --                --            --


Commissions are paid by the Company to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.



ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


(a)        Registrant



(b)        New England Life Insurance Company
       One Financial Center
           Boston, MA 02111


(c)    Brighthouse Securities, LLC
       11225 North Community House Road
           Charlotte, NC 28277


(d)    Brighthouse Life Insurance Company
           18205 Crane Nest Drive

           Tampa, FL 33647


ITEM 32. MANAGEMENT SERVICES

Not applicable


ITEM 33. FEE REPRESENTATION

New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf in the City of Boston, and the Commonwealth of Massachusetts, on April 27, 2017.


                                     New England Variable Life Separate Account
                                                (Registrant)


                                     By: New England Life Insurance Company
                                                (Depositor)


                                     By: /s/ Peter H. Duffy
                                        ---------------------------------------
                                        Peter H. Duffy
                                        Vice President


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf in the City of Boston, and the Commonwealth of Massachusetts, on April 27, 2017.


                                     New England Life Insurance Company


                                     By: /s/ Peter H. Duffy
                                        ---------------------------------------
                                        Peter H. Duffy
                                        Vice President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities indicated, on April 27, 2017.


             *                Chairman of the Board, President and Chief Executive Officer and a Director
------------------------
       Kieran Mullins

             *                Director
------------------------
    Kimberly A. Berwanger

             *                Vice President and Controller (principal accounting officer)
------------------------
       David Chamberlin

             *                Director
------------------------
        Kumar Das Gupta

             *                Director
------------------------
       Meghan S. Doscher

             *                Director, Vice President and Chief Financial Officer
------------------------
       Lynn A. Dumais

             *                Director and Vice President
------------------------
        Tara Figard

             *                Director
------------------------
      Jeffrey P. Halperin

             *                Director
------------------------
       Donald Leintz

By: /s/ Michele H. Abate
     --------------------------------
     Michele H. Abate, Esq.
     Attorney-in-fact

* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

   EXHIBIT INDEX


(n)   Consent of Independent Registered Public Accounting Firm

(r)   Powers of Attorney